united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2017

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Altegris GSA Trend Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441 www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	4.42%	(7.36)%	5.30%	4.92%	N/A	3.87%
Altegris Futures Evolution Strategy Fund - Class A with load **	(1.62)%	(12.68)%	3.26%	3.69%	N/A	2.79%
Altegris Futures Evolution Strategy Fund - Class C	4.16%	(8.02)%	4.57%	4.18%	3.04%	N/A
Altegris Futures Evolution Strategy Fund - Class I	4.60%	(7.05)%	5.60%	5.23%	N/A	4.15%
Altegris Futures Evolution Strategy Fund - Class N	4.52%	(7.35)%	5.34%	4.95%	N/A	3.87%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.15%	0.49%	0.23%	0.17%	0.17%	0.16%
S&P 500 Total Return Index ^	0.15%	17.90%	9.61%	14.63%	13.80%	14.79%
SG Trend Index +	(13.23)%	(13.23)%	2.16%	1.14%	0.61%	1.11%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 1.99%, 2.74%, 1.74%, and 1.99% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 13, 2017. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Holdings by Type of Investment as of December 31, 2017	% of Net Assets
Bonds & Notes
Asset Backed Securities	14.2%
Whole Loan Collateral	10.9%
Mortgage Backed Securities	7.1%
U.S. Treasuries	6.8%
U.S. Government Agency	4.9%
Banks	3.2%
Foreign Government	1.8%
Oil&Gas	1.7%
Other	11.3%
Purchased Options	23.8%
Other, Cash & Cash Equivalents	14.3%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris GSA Trend Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, compared to its benchmark:

		Since Inception
	Six Months	March 17, 2017
Altegris GSA Trend Strategy Fund - Class A	8.51%	(3.09)%
Altegris GSA Trend Strategy Fund - Class A with load **	2.32%	(8.65)%
Altegris GSA Trend Strategy Fund - Class I	8.85%	(2.79)%
Altegris GSA Trend Strategy Fund - Class N	8.51%	(3.09)%
SG Trend Index +	8.32%	2.03%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.44%, 2.19%, and 2.44% for Class A, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 13, 2017. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

+	SG Trend Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new investment.

Holdings by Type of Investment as of December 31, 2017	% of Net Assets
U.S. Treasury Bill	54.5%
Other, Assets Less Liabilities	45.5%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2017

The Fund’s performance figures* for the period ended December 31, 2017, compared to its benchmark:

			Annualized
					Since Inception	Since Inception	Since Inception
	Six Months ***	One Year	Three Year	Five Year	8/26/2010	2/1/2011	3/13/2013
Altegris Managed Futures Strategy Fund - Class A	5.20%	0.95%	1.26%	1.31%	0.06%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(0.82)%	(4.82)%	(0.72)%	0.12%	(0.74)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	4.75%	0.12%	0.49%	0.55%	N/A	(1.46)%	N/A
Altegris Managed Futures Strategy Fund - Class I	5.37%	1.29%	1.54%	1.57%	0.31%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	5.20%	0.95%	1.27%	N/A	N/A	N/A	1.05%
Bank of America Merill Lynch 3 Month T- Bill Index ***	0.15%	0.49%	0.23%	0.17%	0.15%	0.16%	0.18%
MSCI World Index ****	10.61%	22.40%	9.26%	11.64%	11.79%	9.09%	0.28%
SG CTA Index +	6.15%	2.48%	(0.14)%	3.01%	1.69%	1.09%	14.30%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s October 13, 2017 prospectus, the total annual operating expense are 2.04%, 2.79%, 1.79%, and 2.04% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

+	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Holdings by Type of Investment as of December 31, 2017	% of Net Assets
Discount Agency Notes	17.9%
Commercial Paper	10.1%
Certificates of Deposit	4.9%
Exchange Traded Funds - Equity Funds	3.7%
Exchange Traded Funds - Debt Funds	3.6%
Exchange Traded Funds - Commodity Funds	0.3%
Exchange Traded Notes - Debt Funds	0.1%
Other Assets Less Liabilities	59.4%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	COMMON STOCK - 0.1%
5,202	Energy XXI Gulf Coast, Inc.			$29,859
5,277	Frontera Energy Corp.			166,245
8,216	SandRidge Energy, Inc.			173,111
	TOTAL COMMON STOCK (Cost - $1,485,149)			369,215

	WARRANT - 0.0 *
150	Energy XXI Gulf Coast, Inc. (Cost - $3,341)			5

Principal Amount
($)		Yield	Maturity
	BONDS & NOTES - 61.8%
	ADVERTISING - 0.0% *
$280,000	Omnicom Group, Inc.	3.6000	4/15/2026	283,270

	AEROSPACE / DEFENSE - 0.3%
88,000	Boeing Co.	6.8750	3/15/2039	129,418
250,000	Lockheed Martin Corp.	4.7000	5/15/2046	291,678
790,000	Northrop Grumman Corp.	2.0800	10/15/2020	783,561
80,000	Transdigm, Inc.	6.3750	6/15/2026	80,800
275,000	United Technologies Corp.	1.5000	11/1/2019	271,766
200,000	United Technologies Corp.	1.9000	5/4/2020	198,029
				1,755,252
	AGRICULTURE - 0.1%
25,000	BAT Capital Corp. 3 Month LIBOR + 0.88 (b,c)	2.1950	8/15/2022	25,299
470,000	BAT Capital Corp. (b)	2.2970	8/14/2020	467,415
165,000	Reynolds American, Inc.	3.2500	6/12/2020	167,656
120,000	Reynolds American, Inc.	4.0000	6/12/2022	125,380
				785,750
	AIRLINES - 0.1%
320,000	Delta Airlines, Inc.	3.6250	3/15/2022	325,529
508,253	Guanay Finance Limited	6.0000	12/15/2020	522,001
				847,530
	AUTO MANUFACTURERS - 0.3%
90,000	American Honda Finance Corp.	1.9500	7/20/2020	89,292
395,000	Daimler Finance North America LLC (b)	2.2500	3/2/2020	393,488
380,000	Daimler Finance North America LLC (b)	2.3000	2/12/2021	376,778
240,000	Ford Motor Co.	7.4500	7/16/2031	313,731
50,000	General Motors Co. 3 Month LIBOR + 0.80 (c)	2.1919	8/7/2020	50,299
350,000	General Motors Financial Co., Inc.	2.6500	4/13/2020	350,074
215,000	General Motors Financial Co., Inc.	3.9500	4/13/2024	221,340
				1,795,002
	AUTO PARTS & EQUIPMENT - 0.0% *
65,000	Dana Financing Luxembourg Sarl (b)	5.7500	4/15/2025	68,494
85,000	Delphi Technologies PLC (b)	5.0000	10/1/2025	86,063
				154,557
	AUTOMOBILE ABS - 0.9%
1,000,000	Flagship Credit Auto Trust 2016-4 (b)	2.4100	10/15/2021	996,481
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (b)	2.7600	5/15/2021	1,002,617
700,000	Westlake Automobile Receivables Trust 2016-2 (b)	2.3000	11/15/2019	699,971
1,000,000	Westlake Automobile Receivables Trust 2016-2 (b)	2.4600	1/18/2022	994,795
2,000,000	Westlake Automobile Receivables Trust 2016-2 (b)	2.7000	10/17/2022	2,000,128
				5,693,992
	BANKS - 3.2%
200,713	Agromercantil Senior Trust (b)	6.2500	4/10/2019	205,358
404,989	Agromercantil Senior Trust	6.2500	4/10/2019	410,716
403,670	Banco de Costa Rica	5.2500	8/12/2018	400,500
200,459	Banco de Credito del Peru/Panama	2.2500	10/25/2019	200,000
54,077	Banco de Credito del Peru/Panama	5.3750	9/16/2020	53,250
1,083,480	Banco del Estado de Chile	3.8750	2/8/2022	1,093,944
325,594	Banco Internatcional del Peru SAA/Panama	5.7500	10/7/2020	322,500
202,256	Banco Nacional de Costa Rica	4.8750	11/1/2018	200,992
312,740	Banco Santander Chile	3.8750	9/20/2022	311,788
1,224,161	Banco Santander Mexico SA 5 Year Treasury Note + 4.58 (c)	5.9500	1/30/2024	1,248,000
106,623	Bancolombia SA	6.1250	7/26/2020	106,750
120,021	Bank of Montreal 5 Year Swap Rate + 1.43 (c)	3.8030	12/15/2032	118,636
699,643	Bank of Nova Scotia	2.1500	7/14/2020	696,536
300,000	BDO Unibank, Inc.	2.6250	10/24/2021	300,000
846,014	BDO Unibank, Inc.	2.9500	3/6/2023	833,392
774,142	Capital One Financial Corp.	2.4000	10/30/2020	770,243
205,346	Citigroup, Inc.	2.0500	12/7/2018	204,786
559,119	Citigroup, Inc. 3 Month LIBOR + 0.96 (c)	2.3274	4/25/2022	560,754
285,356	Citigroup, Inc. 3 Month LIBOR + 1.10 (c)	2.5219	5/17/2024	289,384
355,514	Commonwealth Bank of Australia (b)	2.2500	3/10/2020	353,907

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount
($)		Yield	Maturity	Value
	BANKS - 3.2% (Continued)
$806,684	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	$806,000
300,000	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (b,c)	1.9344	7/25/2022	301,607
301,451	DBS Group Holdings Ltd. 3 Month LIBOR + 0.62 (c)	1.9874	7/25/2022	301,607
393,992	DBS Group Holdings Ltd. 5 Year Swap + 2.39 (c)	3.6000	12/29/2049	398,213
293,086	Global Bank Corp.	4.5000	10/20/2021	305,610
199,725	Global Bank Corp. (b)	5.1250	10/30/2019	206,740
780,680	Goldman Sachs Group, Inc.	2.3000	12/13/2019	779,500
719,640	Itau CorpBanca	3.8750	9/22/2019	713,726
766,791	JPMorgan Chase & Co.	2.2500	1/23/2020	764,488
618,412	Malayan Banking Bhd 5 Year Swap 2.54 (c)	3.9050	10/29/2026	612,638
762,669	Morgan Stanley 3 Month LIBOR + 0.93 (c)	2.2925	7/22/2022	766,104
149,723	Morgan Stanley	2.7500	5/19/2022	149,449
155,000	Morgan Stanley 3 Month LIBOR + 1.34 (c)	3.5910	7/22/2028	156,427
347,964	MUFG Americas Holdings Corp.	1.6250	2/9/2018	347,931
10,070	MUFG Americas Holdings Corp.	2.2500	2/10/2020	9,946
1,114,281	Oversea-Chinese Banking, Corp, Ltd. 5 Year Swap + 2.20 (c)	4.0000	10/15/2024	1,119,242
690,901	PNC Financial Services Group, Inc.	4.3750	8/11/2020	688,254
49,684	Royal Bank of Canada	1.5000	7/29/2019	49,428
226,730	Royal Bank of Scotland Group PLC 3 Month LIBOR + 1.48 (c)	3.4980	5/15/2023	225,491
319,455	Santander Holdings USA, Inc. (b)	3.4000	1/18/2023	318,753
716,419	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	710,510
105,294	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	105,994
395,415	United Overseas Bank Ltd. 5 Year Swap + 1.65(c)	2.8800	3/8/2027	391,882
805,543	United Overseas Bank Ltd. 5 Year Swap + 2.00 (c)	3.7500	9/19/2024	809,444
370,032	Wells Fargo & Co.	1.5000	1/16/2018	369,960
394,332	Wells Fargo & Co.	2.1500	1/30/2020	394,134
619,094	Westpac Banking Corp.	1.6000	8/19/2019	613,559
165,093	Westpac Banking Corp.	1.9500	11/23/2018	164,800
				21,262,873
	BEVERAGES - 0.1%
125,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	144,874
185,000	Molson Coors Brewing Co.	1.4500	7/15/2019	182,689
				327,563
	BIOTECHNOLOGY - 0.2%
475,000	Amgen, Inc.	2.2000	5/11/2020	472,374
655,000	Celgene Corp.	2.8750	8/15/2020	661,105
				1,133,479
	CHEMICALS - 0.3%
85,000	Ashland LLC	4.7500	8/15/2022	88,400
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	564,000
85,000	Hexion, Inc. (b)	10.3750	2/1/2022	79,103
295,000	Mosaic Co. (The)	4.0500	11/15/2027	295,773
40,000	Platform Specialty Products Corp. (b)	5.8750	2/1/2025	39,700
640,000	Sherwin-Williams Co. (The)	2.2500	5/15/2020	637,857
200,000	UPL Corp. Ltd.	3.2500	10/13/2021	199,264
				1,904,097
	COAL - 0.0% *
70,000	Peabody Energy Corp. (b)	6.0000	3/31/2022	72,625

	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	U.S. GOVERNMENT AGENCY - 4.9%
343,302	Fannie Mae REMICS 2005-2 S 1 Month LIBOR + 6.60 (c,d)	6.4031	2/25/2035	57,935
2,168,368	Fannie Mae REMICS 2005-104 NI 1 Month LIBOR + 6.70 (c,d)	6.5031	3/25/2035	133,859
635,157	Fannie Mae REMICS 2006-99 AS 1 Month LIBOR + 6.58 (c,d)	6.3831	10/25/2036	118,451
353,575	Fannie Mae REMICS 2006-119 PS 1 Month LIBOR + 6.70 (c,d)	6.5031	12/25/2036	58,700
647,214	Fannie Mae REMICS 2006-126 CS 1 Month LIBOR + 6.70 (c,d)	6.5031	1/25/2037	117,024
339,027	Fannie Mae REMICS 2009-41 ZA (d)	4.5000	6/25/2039	354,294
329,866	Fannie Mae REMICS 2009-98 DZ (d)	4.5000	12/25/2039	343,740
500,285	Fannie Mae REMICS 2010-76 ZK (c,d)	4.5000	7/25/2040	528,621
356,386	Fannie Mae REMICS 2010-115 SE (c,d)	5.8031	10/25/2040	58,314
204,781	Fannie Mae REMICS 2010-134 CS (c,d)	6.4831	12/25/2025	21,819
204,781	Fannie Mae REMICS 2010-134 SE (c,d)	6.4531	12/25/2025	21,675
326,979	Fannie Mae REMICS 2010-142 SC (c,d)	6.4031	12/25/2040	65,035
301,805	Fannie Mae REMICS 2011-18 UZ (d)	4.0000	3/25/2041	321,458
435,043	Fannie Mae REMICS 2011-74 KL (d)	5.0000	6/25/2040	461,624
795,009	Fannie Mae REMICS 2011-93 ES 1 Month LIBOR + 6.50 (c,d)	6.3031	9/25/2041	136,837
541,855	Fannie Mae REMICS 2011-111 EZ (d)	5.0000	11/25/2041	575,565
1,169,498	Fannie Mae REMICS 2012-3 DS 1 Month LIBOR + 5.95 (c,d)	5.7531	2/25/2042	168,869
1,258,119	Fannie Mae REMICS 2012-15 PZ (d)	4.0000	3/25/2042	1,315,358
3,510,622	Fannie Mae REMICS 2012-20 SA 1 Month LIBOR + 6.45 (c,d)	5.1225	3/25/2042	529,808
1,361,164	Fannie Mae REMICS 2012-103 ZP (d)	3.0000	9/25/2042	1,259,663
1,361,869	Fannie Mae REMICS 2013-74 YS 1 Month LIBOR + 6.00 (c,d)	4.0088	7/25/2043	1,121,128

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	U.S. GOVERNMENT AGENCY - 4.9% (Continued)
$601,482	Fannie Mae REMICS 2013-122 DS 1 Month LIBOR + 5.40 (c,d)	3.8070	7/25/2043	$534,231
1,158,066	Fannie Mae REMICS 2014-73 PS 1 Month LIBOR + 6.20 (c,d)	6.0031	11/25/2044	199,166
1,781,561	Fannie Mae REMICS 2015-95 AP (d)	3.0000	8/25/2042	1,802,319
2,045,453	Fannie Mae REMICS 2016-73 DZ (d) **	—	10/25/2046	1,898,015
919,628	Fannie Mae REMICS 2016-81 PA (d)	3.0000	2/25/2044	923,206
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	87,948
67,000	Freddie Mac Multifamily Structured Pass Through Certificates K050 A2 (c,d)	3.3340	8/25/2025	69,687
87,000	Freddie Mac Multifamily Structured Pass Through Certificates K053 A2 (d)	2.9950	12/25/2025	88,382
10,562,327	Freddie Mac Multifamily Structured Pass Through Certificates K722 X1 (c,d)	1.4420	3/25/2023	581,099
284,066	Freddie Mac REMICS 2663 ZP (d)	5.0000	8/15/2033	306,699
126,675	Freddie Mac REMICS 2909 Z (d)	5.0000	12/15/2034	137,134
265,978	Freddie Mac REMICS 3257 SI 1 Month LIBOR + 6.32 (c,d)	6.1243	12/15/2036	43,963
1,041,266	Freddie Mac REMICS 3404 SA 1 Month LIBOR + 6.00 (c,d)	5.8043	1/15/2038	168,414
940,374	Freddie Mac REMICS 3753 SB 1 Month LIBOR + 6.00 (c,d)	5.8043	11/15/2040	171,753
229,658	Freddie Mac REMICS 3770 SP 1 Month LIBOR + 6.50 (c,d)	6.3043	11/15/2040	22,305
903,021	Freddie Mac REMICS 3792 SE 1 Month LIBOR + 9.86 (c,d)	7.3594	1/15/2041	931,645
89,031	Freddie Mac REMICS 3818 JA (d)	4.5000	1/15/2040	90,076
574,749	Freddie Mac REMICS 3926 FS 1 Month LIBOR + 6.58 (c,d)	6.3843	9/15/2041	124,261
503,060	Freddie Mac REMICS 3957 DZ (d)	3.5000	11/15/2041	508,191
404,098	Freddie Mac REMICS 3957 HZ (d)	4.0000	11/15/2041	420,742
1,095,872	Freddie Mac REMICS 3984 DS 1 Month LIBOR + 5.95 (c,d)	5.7543	1/15/2042	155,831
1,258,119	Freddie Mac REMICS 3998 AZ (d)	4.0000	2/15/2042	1,324,836
2,585,536	Freddie Mac REMICS 4089 SH 1 Month LIBOR + 6.00 (c,d)	4.5230	8/15/2042	388,012
531,318	Freddie Mac REMICS 4229 MS 1 Month LIBOR + 7.70 (c,d)	5.5120	7/15/2043	515,139
3,291,440	Freddie Mac REMICS 4255 GS 1 Month LIBOR + 6.15 (c,d)	5.9543	9/15/2043	536,889
751,586	Freddie Mac REMICS 4291 MS 1 Month LIBOR + 5.90 (c,d)	5.7043	1/15/2054	119,919
2,344,956	Freddie Mac REMICS 4314 MS 1 Month LIBOR + 6.10 (c,d)	5.9043	7/15/2043	295,685
1,220,796	Freddie Mac REMICS 4391 MA (d)	3.0000	7/15/2040	1,232,713
5,519,233	Freddie Mac REMICS 4440 ZD (d)	2.5000	2/15/2045	4,874,844
2,434,922	Government National Mortgage Association 2010-35 DS 1 Month LIBOR + 5.68 (c,d)	5.4858	3/20/2040	316,569
3,805,310	Government National Mortgage Association 2010-121 SE 1 Month LIBOR + 6.00 (c,d)	5.8058	9/20/2040	574,878
2,281,255	Government National Mortgage Association 2011-69 SC 1 Month LIBOR + 5.38 (c,d)	5.1858	5/20/2041	249,650
2,224,063	Government National Mortgage Association 2013-102 BS 1 Month LIBOR + 6.15 (c,d)	5.9558	3/20/2043	306,497
2,271,608	Government National Mortgage Association 2013-119 TZ (d)	3.0000	8/20/2043	2,182,958
189,632	Government National Mortgage Association 2013-120 GS 1 Month LIBOR + 5.40 (c,d)	3.5986	8/20/2043	166,939
464,058	Government National Mortgage Association 2013-148 DS 1 Month LIBOR + 5.68 (c,d)	5.4810	10/16/2043	67,499
1,964,721	Government National Mortgage Association 2013-186 SG 1 Month LIBOR + 6.25 (c,d)	6.0510	2/16/2043	242,526
1,260,921	Government National Mortgage Association 2013-188 MS 1 Month LIBOR + 5.55 (c,d)	5.3510	12/16/2043	166,041
2,627,660	Government National Mortgage Association 2014-5 SA 1 Month LIBOR + 5.55 (c,d)	5.3558	1/20/2044	371,064
2,803,208	Government National Mortgage Association 2014-58 SG 1 Month LIBOR + 5.60 (c,d)	5.4010	4/16/2044	397,676
2,643,029	Government National Mortgage Association 2014-76 SA 1 Month LIBOR + 5.60 (c,d)	5.4058	1/20/2040	358,681
1,014,771	Government National Mortgage Association 2014-95 CS 1 Month LIBOR + 6.25 (c,d)	6.0510	6/16/2044	155,906
2,202,993	Government National Mortgage Association 2014-145 CS 1 Month LIBOR + 5.60 (c,d)	5.4010	5/16/2044	335,137
1,483,095	Government National Mortgage Association 2014-156 PS 1 Month LIBOR + 6.25 (c,d)	6.0558	10/20/2044	225,023
				32,439,925
	WHOLE LOAN COLLATERAL - 10.9%
480,022	Adjustable Rate Mortgage Trust 2005-2 6M2 1 Month LIBOR + 0.98 (c)	2.3086	6/25/2035	464,917
1,075,307	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	926,827
6,615	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	5,587
1,801,421	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,547,980
1,795,506	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,471,803
6,256	Alternative Loan Trust 2007-22 2A16	6.0000	3/25/2037	4,171
531,468	Alternative Loan Trust 2007-J1 2A8	6.0000	7/25/2037	514,310
2,685,481	Alternative Loan Trust 2007-J2 2A1	6.5000	9/25/2037	1,898,265
2,468,533	American Home Mortgage Investment Trust 2006-1 2A1 1 Month LIBOR + 1.75 (c)	3.3402	12/25/2035	1,274,595
4,500,000	Bank of America Funding 2005-B 3M1 Trust 1 Month LIBOR + 0.45 (c)	1.9511	4/20/2035	3,932,010
275,176	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	270,143
1,312,865	Bank of America Funding 2007-1 Trust TA3B (e)	5.9426	1/25/2037	1,201,471
554,378	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	521,019
1,993,951	BCAP LLC 2010-RR6 Trust 1716 (b,c)	6.0000	7/26/2036	1,614,568
145,861	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	145,655
468,621	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (c)	3.4324	2/20/2035	473,413
548,278	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	495,014
2,559,201	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,130,612
537,643	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	490,278
2,000,000	CIM Trust 2016-3RR B2 (b,c)	11.0154	2/27/2056	1,852,800
2,288	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	2,281
1,475,605	Citigroup Mortgage Loan Trust 2011-12 1A2 (b,c)	3.5480	4/25/2036	1,192,863
184,221	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	185,519
174,176	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	158,705

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	WHOLE LOAN COLLATERAL - 10.9% (Continued)
$1,022,497	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	$913,865
213,000	Credit Suisse Mortgage Trust	2.6003	2/15/2031	213,533
102,000	Credit Suisse Mortgage Trust	2.9503	2/15/2031	102,254
221,000	Credit Suisse Mortgage Trust	3.7503	2/15/2031	221,553
1,431,012	Credit Suisse Mortgage Trust	4.5000	3/25/2021	1,442,467
1,586,929	CSMC 2015-RPL3 Trust A1 (b,e)	3.7500	12/25/2056	1,595,435
231,205	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	197,661
380,039	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	346,477
438,086	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	394,943
359,161	CSMC Series 2010-4R 3A17 (b,c)	6.0000	6/26/2037	340,039
966,528	CSMC Series 2011-5R 6A9 (b,c)	3.5033	11/27/2037	976,578
1,000,000	CSMC Series 2011-12R 3A5 (b,c)	2.9830	7/27/2036	958,624
282,179	CSMC Trust 2013-3R 1A1 (b,c)	2.3679	4/27/2035	280,864
1,113,678	Ellington Financial Mortgage Trust 2017-1 A1 (b,c)	2.6870	10/25/2047	1,113,668
1,113,678	Ellington Financial Mortgage Trust 2017-1 A2 (b,c)	2.7390	10/25/2047	1,113,685
835,258	Ellington Financial Mortgage Trust 2017-1 A3 (b,c)	2.8410	10/25/2047	835,258
257,475	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (c)	3.2302	5/25/2035	221,462
1,370,377	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,290,430
15,299	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (c)	3.2407	1/25/2037	13,810
23,775	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	23,965
427,668	GSR Mortgage Loan Trust 2005-AR7 3A1 (c)	3.7224	11/25/2035	409,176
842,046	GSR Mortgage Loan Trust 2006-AR1 3A1 (c)	3.7583	1/25/2036	818,773
558,319	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	643,692
324,703	HomeBanc Mortgage Trust 2005-3 A1 1 Month LIBOR + 0.24 (c)	1.5686	7/25/2035	322,723
2,045,709	HSI Asset Loan Obligation Trust 2007-AR1 (c)	3.5810	1/25/2037	1,760,974
1,117,870	Impac Secured Assets Trust 2006-5 1A1C 1 Month LIBOR + 0.27 (c)	1.5986	2/25/2037	918,357
1,771,568	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,625,613
50,558	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	49,693
990,146	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	830,498
2,738,416	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,408,048
1,107,702	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,037,305
481,607	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	433,659
426,160	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	418,952
369,884	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (c)	3.6742	4/25/2036	340,672
732,471	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	611,131
5,123	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	5,377
885,579	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (c)	3.5691	12/25/2035	837,336
212,141	Morgan Stanley Mortgage Loan Trust 2006-7 3A (c)	5.0714	6/25/2036	186,115
1,087,520	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	932,195
540,248	Morgan Stanley Reremic Trust 2012-R3 2A 1 Month LIBOR + 0.23 (b,c)	1.4679	2/26/2037	532,801
1,379,147	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (e)	5.9950	3/25/2047	1,204,457
20,703	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (c)	5.6750	12/25/2035	20,865
258,469	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	230,197
359,531	RALI Series 2006-QA1 1A21 Trust (c)	4.3766	1/25/2036	310,282
1,278,870	RALI Series 2006-QO10 Trust A1 1 Month LIBOR + 0.16 (c)	1.4886	1/25/2037	1,200,177
322,912	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	290,450
583,099	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	546,034
1,867,876	RALI Series 2007-QH5 AI1 Trust 1 Month LIBOR + 0.21 (c)	1.5386	6/25/2037	1,651,256
428,666	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	409,704
723,046	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	734,929
429,883	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	321,395
266,798	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	230,888
506,126	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	504,491
615,725	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	433,936
448,872	Residential Asset Securitization Trust 2007-A3 1A1 1 Month LIBOR + 0.45 (c)	1.7786	4/25/2037	246,326
58,549	Residential Asset Securitization Trust 2007-A3 1A2 1 Month LIBOR + 46.38 (c)	36.1972	4/25/2037	120,490
7,157	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	7,151
228,633	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	210,533
368,472	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	356,064
145,615	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	140,711
1,413,286	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,364,217
656,852	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	629,410
236,003	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	224,314
615,076	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	586,484
1,360,928	Sequoia Mortgage Trust 2013-1 2A1 (c)	1.8550	2/25/2043	1,297,281
2,628,352	Sequoia Mortgage Trust 2016-3 A11 (b,c)	3.0000	11/25/2046	2,632,715
36,136	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (e)	5.4000	6/25/2034	51,245
753,293	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (c)	3.3568	12/25/2035	694,183
1,083,368	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,018,111
8,414	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-2 Trust 2CB	6.5000	3/25/2036	6,337

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	WHOLE LOAN COLLATERAL - 10.9% (Continued)
$1,462,485	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	$1,261,012
633,110	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	585,088
354,562	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	354,777
211,852	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A4	6.0000	4/25/2037	211,582
183,785	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	182,739
984,334	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	979,515
94,789	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	95,355
				71,839,168
	COMMERCIAL MBS - 7.1%
56,542	A10 Term Asset Financing 2016-1 LLC A1 (b)	2.4200	3/15/2035	56,619
1,229,000	Atrium Hotel Portfolio Trust 1 Month LIBOR + 3.05 (b,c)	4.5280	11/15/2019	1,215,279
646,000	BBCMS Mortgage Trust 2014-BXO E 1 Month LIBOR + 3.75 (b,c)	5.0003	8/15/2027	647,830
7,862,021	BBCMS Mortgage Trust 2017-C1 XA (c)	1.6915	2/15/2050	811,958
101,000	BBCMS Mortgage Trust 2017-DELC C 1 Month LIBOR + 1.20 (b,c)	2.4503	8/15/2036	100,785
115,000	BBCMS Mortgage Trust 2017-DELC D 1 Month LIBOR + 1.70 (b,c)	2.9503	8/15/2036	114,755
240,000	BBCMS Mortgage Trust 2017-DELC E 1 Month LIBOR + 2.50 (b,c)	3.7503	8/15/2036	239,488
230,000	BBCMS Mortgage Trust 2017-DELC F 1 Month LIBOR + 3.50 (b,c)	4.7503	8/15/2036	229,544
598,000	BBCMS Mortgage Trust 2017-GLKS E 1 Month LIBOR + 2.85 (b,c)	4.1010	11/15/2034	597,998
32,734,000	BB-UBS Trust 2012-SHOW XA (b,c)	0.7300	11/5/2024	1,267,123
18,022,000	BB-UBS Trust 2012-SHOW XB (b,c)	0.2780	11/5/2024	217,452
353,000	BSPRT 2017 FL2 Issuer Ltd. A 1 Month LIBOR + 0.82 (b,c)	2.0700	10/1/2034	353,000
124,000	BSPRT 2017 FL2 Issuer Ltd. AS 1 Month LIBOR + 1.10 (b,c)	2.3500	10/1/2034	124,000
124,000	BSPRT 2017 FL2 Issuer Ltd. B 1 Month LIBOR + 1.40 (b,c)	2.6500	10/1/2034	124,000
207,000	BX Trust 2017-IMC D 1 Month LIBOR + 2.25 (b,c)	3.4890	10/15/2032	207,259
334,000	BX Trust 2017-IMC E 1 Month LIBOR + 3.25 (b,c)	4.4890	10/15/2032	334,418
248,000	BX Trust 2017-SLCT D 1 Month LIBOR + 2.05 (b,c)	3.3003	7/15/2034	248,549
408,000	BX Trust 2017-SLCT E 1 Month LIBOR + 3.15 (b,c)	4.4003	7/15/2034	410,295
599,000	BXMT 2017-FL1 Ltd. C 1 Month LIBOR + 1.95 (b,c)	3.3110	6/14/2035	600,497
2,912,341	CD 2017-CD4 Mortgage Trust XA (c)	1.4826	5/10/2050	262,736
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2026	119,018
6,384,069	CFCRE Commercial Mortgage Trust 2017-C8 XA	1.8420	6/15/2050	708,839
2,302,000	CFCRE Commercial Mortgage Trust 2017-C8 XB	1.1230	6/15/2050	178,866
525,442	CGCMT 2010-RR2 Trust JA4B (b,c)	6.0680	1/19/2018	524,514
304,000	Chicago Skyscraper Trust 2017 B 1 Month LIBOR + 3.00 (b,c)	2.3503	4/15/2030	305,081
168,000	Chicago Skyscraper Trust 2017 C 1 Month LIBOR + 1.25 (b,c)	2.5003	4/15/2030	168,632
533,954	Citigroup Commercial Mortgage Trust 2008-C7 AM (c)	6.3945	12/10/2049	531,733
701,666	Citigroup Commercial Mortgage Trust 2012-GC8 XA (b,c)	2.0531	9/10/2045	46,161
8,840,350	Citigroup Commercial Mortgage Trust 2014-GC21 XA (c)	1.4033	5/1/2047	529,040
4,573,763	Citigroup Commercial Mortgage Trust 2014-GC25 XA (c)	1.0540	10/10/2047	256,663
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (b,c)	4.5770	2/10/2048	102,551
1,039,342	Citigroup Commercial Mortgage Trust 2015-GC35 XA (c)	1.0425	11/10/2048	49,101
118,000	Citigroup Commercial Mortgage Trust 2016-GC36 D (b)	2.8500	2/10/2049	89,159
2,019,011	Citigroup Commercial Mortgage Trust 2016-GC36 XA (c)	1.4957	2/10/2049	161,372
4,667,435	Citigroup Commercial Mortgage Trust 2016-P3 XA (c)	1.8719	4/15/2049	469,434
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4	2.9020	7/10/2026	106,604
741,978	Citigroup Commercial Mortgage Trust 2016-P4 XA (c)	2.1656	7/10/2049	91,015
1,078,989	Citigroup Commercial Mortgage Trust 2016-P5 XA	1.6977	10/10/2049	102,111
90,000	Citigroup Commercial Mortgage Trust 2016-P6 A5	3.7200	11/10/2026	94,402
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (b)	3.5200	9/10/2021	115,290
414,000	CLNS Trust 2017-IKPR D 1 Month LIBOR + 2.05 (b,c)	3.3372	6/11/2032	414,908
414,000	CLNS Trust 2017-IKPR E 1 Month LIBOR + 3.50 (b,c)	4.7872	6/11/2032	415,422
38,000	CLNS Trust 2017-IKPR F 1 Month LIBOR + 4.50 (b,c)	5.7872	6/11/2032	38,178
338,000	Cold Storage Trust 2017-ICE3 A 1 Month LIBOR + 1.00 (b,c)	2.2503	4/15/2024	338,837
412,000	Cold Storage Trust 2017-ICE3 C 1 Month LIBOR + 1.35 (b,c)	2.6003	4/15/2024	412,905
265,226	COMM 2006-GG7 Mortgage Trust (c)	6.0208	7/10/2038	266,815
826,557	COMM 2012-CCRE3 Mortgage Trust XA (c)	2.0686	10/15/2045	61,156
152,000	COMM 2012-CCRE4 Mortgage Trust D	4.7261	11/15/2022	125,325
839,096	COMM 2012-LC4 Mortgage XA Trust (b,c)	2.3830	12/10/2044	55,684
9,530,184	COMM 2013-CCRE12 Mortgage Trust XA (c)	1.4902	10/10/2046	486,047
11,009,848	COMM 2013-LC6 Mortgage Trust XA	1.6147	1/10/2023	604,861
100,000	COMM 2014-CCRE20 Mortgage Trust 2014-CR20 C (c)	4.6576	11/10/2047	101,591
563,625	COMM 2014-UBS4 E Mortgage Trust (b)	3.7500	8/10/2047	372,128
644,150	COMM 2014-UBS4 F Mortgage Trust (b)	3.7500	8/10/2047	401,235
1,207,795	COMM 2014-UBS4 G Mortgage Trust (b)	3.7500	8/10/2047	380,031
5,000	COMM 2014-UBS4 V Mortgage Trust (b,c)	0.0010	8/10/2047	—
53,000	COMM 2016-DC2 C Mortgage Trust (c)	4.7980	2/10/2049	51,780
987,580	COMM 2016-DC2 XA Mortgage Trust (c)	1.2177	10/10/2025	61,973
111,000	COMM 2016-GCT Mortgage E Trust (b,c)	3.5768	8/10/2021	108,278
5,917,984	COMM 2017-COR2 XA Mortgage Trust (c)	1.1860	9/10/2050	524,509
88,000	Commercial Mortgage Pass Through Certificates C (c)	4.6470	2/10/2049	86,644

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	COMMERCIAL MBS - 7.1% (Continued)
$391,000	Cosmopolitan Hotel Trust 2017 E 1 Month LIBOR + 3.00 (b,c)	4.3800	11/15/2034	$392,096
209,000	Cosmopolitan Hotel Trust 2017 F 1 Month LIBOR + 3.74 (b,c)	5.1212	11/15/2034	209,326
20,453	Countrywide Commercial Mortgage Trust 2007-MF1 A (b,c)	6.0717	11/12/2043	20,458
416,732	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (b,c)	6.5306	2/15/2041	416,442
623,000	Credit Suisse Mortgage Capital Certificates D 1 Month LIBOR + 1.90 (b,c)	3.1503	7/15/2032	623,386
57,000	Credit Suisse Mortgage Capital Certificates E 1 Month LIBOR + 3.30 (b,c)	4.5503	7/15/2032	57,141
1,962,030	CSAIL 2015-C1 Commercial Mortgage Trust XA (c)	0.9510	4/15/2050	94,779
7,963,367	CSAIL 2017-C8 Commercial Mortgage Trust XA (c)	1.4062	6/15/2050	639,657
10,071,407	CSAIL 2017-CX9 Commercial Mortgage Trust XA (c)	1.0431	9/15/2050	523,361
10,576,000	CSAIL 2017-CX10 Commercial Mortgage Trust XA (c)	0.7322	11/15/2027	589,605
171,000	CSMC Trust 2017-LSTK C (b)	3.2294	4/5/2021	171,111
204,000	CSMC Trust 2017-LSTK D (b,c)	3.4415	4/5/2021	203,140
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (c)	5.6060	12/10/2049	676,656
160,000	Great Wolf Trust 2017 D 1 Month LIBOR + 2.10 (b,c)	3.3503	9/15/2034	160,050
249,000	Great Wolf Trust 2017 E 1 Month LIBOR + 3.10 (b,c)	4.3503	9/15/2034	249,079
132,000	Great Wolf Trust 2017 F 1 Month LIBOR + 4.07 (b,c)	5.3203	9/15/2034	132,042
255,000	GS Mortgage Securities Corp. Trust 2017-500K E 1 Month LIBOR + 1.50 (b,c)	2.7503	7/15/2032	255,221
175,000	GS Mortgage Securities Corp. Trust 2017-500K F 1 Month LIBOR + 1.80 (b,c)	3.0503	7/15/2032	175,254
111,000	GS Mortgage Securities Corp. Trust 2017-500K G 1 Month LIBOR + 2.50 (b,c)	3.7503	7/15/2032	111,032
831,923	GS Mortgage Securities Trust 2013-GCJ14 A2	2.9950	8/10/2018	834,330
140,000	GS Mortgage Securities Trust 2014-GC26 (b,c)	4.6603	11/10/2047	121,845
8,202,112	GS Mortgage Securities Trust 2015-GC28 (c)	1.2856	2/10/2048	426,992
1,383,800	GS Mortgage Securities Trust 2015-GS1 (c)	0.9723	11/10/2048	71,604
117,000	GS Mortgage Securities Trust 2017-GS8 C (c)	4.3376	11/10/2027	120,309
7,925,000	GS Mortgage Securities Trust 2017-GS8 XA	0.9830	11/10/2027	599,092
664,856	Invitation Homes 2015-SFR3 Trust A	2.5510	8/17/2032	669,011
37,429	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (c)	0.4197	5/15/2045	1
317,036	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	317,285
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	638,388
499,251	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (c)	5.9526	2/15/2051	498,406
308,898	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (c)	5.4660	6/12/2047	308,660
454,116	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (c)	5.4640	1/15/2049	455,348
300,938	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (c)	6.1677	6/5/2049	305,657
132,422	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	1/12/2018	132,247
689,712	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA (c)	1.5828	5/15/2045	39,114
1,703,204	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (c)	1.8209	10/15/2045	115,032
648,167	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (c)	1.6533	6/15/2045	29,437
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (b)	3.4289	6/10/2027	109,086
335,112	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 A	2.6503	11/15/2031	335,324
968,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FRR1	4.3470	12/27/2018	967,929
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A 1 Month LIBOR + 1.45 (b,c)	2.7003	8/15/2027	600,001
422,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH B	3.4003	10/15/2022	423,453
238,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH C	4.0003	10/15/2022	239,122
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	33,383
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (c)	3.9453	8/15/2049	25,539
391,044	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (c)	2.0089	8/15/2049	47,437
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (b,c)	4.1426	10/5/2021	117,326
167,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI C 1 Month LIBOR + 1.25 (b,c)	2.5003	7/15/2034	167,001
156,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI D 1 Month LIBOR + 1.95 (b,c)	3.2003	7/15/2034	156,050
139,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI E 1 Month LIBOR + 2.95 (b,c)	4.2003	7/15/2034	139,044
194,000	JP Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI F 1 Month LIBOR + 3.75 (b,c)	5.0003	7/15/2034	194,123
1,804,162	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (c)	1.2300	6/15/2024	95,071
9,751,451	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (c)	0.9905	11/15/2047	452,584
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (c)	4.4266	1/15/2048	113,849
917,473	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (c)	1.1628	1/15/2048	44,101
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (b,c)	3.8451	2/15/2048	105,684
1,189,970	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (c)	1.3654	2/15/2048	71,697
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (c)	4.8178	11/15/2048	105,039
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (c)	4.7720	12/15/2048	89,938
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (c)	4.9049	3/15/2049	89,418
13,278,668	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (c)	1.1789	3/15/2050	931,047
153,678	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (b,c)	0.6823	11/15/2038	265
128,065	LB-UBS Commercial Mortgage Trust 2006-C7 XW (b,c)	0.6823	11/15/2038	221
542,000	LCCM Mortgage Trust 2014-PKMD MRC (b,c)	2.9520	11/14/2027	541,085
535,000	LMREC 2015-CRE1, Inc. A 1 Month LIBOR + 1.75 (b,c)	3.2408	2/22/2032	540,909
21,165	Merrill Lynch Mortgage Trust 2006-C1 AJ (c)	5.8618	5/12/2039	21,328
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (c)	6.0062	6/12/2050	755,578
701,897	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (b,c)	1.5245	8/15/2045	37,434
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (c)	4.4893	10/15/2047	121,648
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	118,760

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 22.9%
	COMMERCIAL MBS - 7.1% (Continued)
$72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (c)	4.6798	10/15/2048	$75,450
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (b)	3.0600	11/15/2048	84,734
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (c)	4.9106	4/15/2026	95,038
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2026	98,331
36,889	Morgan Stanley Capital I Trust 2007-HQ11 AJ (c)	5.5080	2/12/2044	36,847
8,805	Morgan Stanley Capital I Trust 2007-IQ16 AMA (c)	6.0695	12/12/2049	8,800
343,007	Morgan Stanley Capital I Trust 2011-C1 XA (b,c)	0.4261	9/15/2047	3,127
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D 1 Month LIBOR + 3.00 (b,c)	4.2510	8/14/2031	610,128
76,000	Morgan Stanley Capital I Trust 2015-XLF2 AFSC 1 Month LIBOR + 3.00 (b,c)	4.2503	8/15/2026	75,717
980,246	Morgan Stanley Capital I Trust 2016-UB11 XA (c)	1.8055	8/15/2026	95,002
165,000	Morgan Stanley Capital I Trust 2017-ASHF D 1 Month LIBOR + 2.20 (b,c)	3.4500	11/15/2034	165,000
247,000	Morgan Stanley Capital I Trust 2017-ASHF E 1 Month LIBOR + 3.15 (b,c)	4.4000	11/15/2034	247,000
187,000	Morgan Stanley Capital I Trust 2017-ASHF F 1 Month LIBOR + 4.35 (b,c)	5.6000	11/15/2034	187,000
569,000	Morgan Stanley Capital I Trust 2017-CLS E 1 Month LIBOR + 1.95 (b,c)	3.2000	11/15/2034	569,536
632,000	Morgan Stanley Capital I Trust 2017-CLS F 1 Month LIBOR + 2.60 (b,c)	3.8500	11/15/2034	632,596
297,097	Morgan Stanley Capital I Trust 2017-PRME A	2.1503	2/15/2019	297,094
88,000	Morgan Stanley Capital I Trust 2017-PRME D	4.6503	2/15/2019	88,128
112,000	MSCG Trust 2016-SNR C	5.2050	11/13/2021	113,721
38,555	PFP 2017-3 Ltd. A 1 Month LIBOR + 1.05 (b,c)	2.3372	1/14/2035	38,650
34,000	PFP 2017-3 Ltd. AS 1 Month LIBOR + 1.30 (b,c)	2.5872	1/14/2035	34,154
20,000	PFP 2017-3 Ltd. B 1 Month LIBOR + 1.75 (b,c)	3.0372	11/14/2019	20,073
21,000	PFP 2017-3 Ltd. C 1 Month LIBOR + 2.50 (b,c)	3.7872	1/14/2035	21,078
88,988	RAIT 2017-FL7 Trust A 1 Month LIBOR + 0.95 (b,c)	2.1889	6/15/2037	89,101
25,000	RAIT 2017-FL7 Trust AS 1 Month LIBOR + 1.30 (b,c)	2.5389	6/15/2037	25,041
283,000	Rosslyn Portfolio Trust 2017-ROSS A 1 Month LIBOR + 0.95 (b,c)	2.2003	6/15/2033	278,890
283,000	Rosslyn Portfolio Trust 2017-ROSS B 1 Month LIBOR + 1.25 (b,c)	2.5003	6/15/2033	279,249
763,564	SG Commercial Mortgage Securities Trust 2016-C5 XA (c)	2.1802	3/10/2026	89,883
193,173	Sutherland Commercial Mortgage Loans 2015-SBC4 LLC A (b)	4.0000	6/25/2039	192,272
584,333	TRU 2016-1 Trust 2016-TOYS A 1 Month LIBOR + 2.25 (b,c)	3.5003	11/15/2019	581,441
836,426	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (b,c)	2.1740	8/10/2049	60,995
4,408,833	UBS Commercial Mortgage Trust 2012-C1 XA (b,c)	2.2667	5/10/2045	319,421
117,000	UBS Commercial Mortgage Trust 2017-C6 C (c)	4.4543	12/15/2050	117,867
95,300	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (c)	6.2002	6/15/2045	95,788
347,594	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (c)	5.6320	10/15/2048	349,567
838,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (c)	6.2051	2/15/2051	851,995
435,814	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (c)	5.9524	2/15/2051	435,192
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (b)	3.9380	8/15/2050	115,397
6,452,397	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (c)	1.2989	2/15/2048	436,729
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (c)	4.7643	11/15/2048	76,151
1,229,396	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (c)	1.2499	11/15/2048	77,851
1,042,385	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (c)	1.5269	4/15/2050	69,135
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (c)	4.6927	9/15/2058	59,943
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (c)	4.6382	9/15/2057	98,875
4,373,074	Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA (c)	1.9397	8/15/2049	535,189
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (c)	4.7207	1/15/2059	58,328
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (c)	5.0295	6/15/2049	92,478
987,688	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (c)	1.8836	10/15/2049	105,275
1,049,793	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XA	1.7985	11/15/2049	101,107
2,605,298	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (c)	1.4431	3/15/2050	241,570
716,057	WFRBS Commercial Mortgage Trust 2012-C8 XA (b,c)	1.9079	8/15/2045	48,195
860,120	WFRBS Commercial Mortgage Trust 2012-C9 XA (b,c)	2.0761	11/15/2045	60,791
962,808	WFRBS Commercial Mortgage Trust 2014-C21 XA (c)	1.2831	8/15/2047	49,020
				46,984,486
	COMMERCIAL SERVICES - 0.3%
900,000	Adani Ports & Special Economic Zone Ltd.	3.5000	7/29/2020	909,284
999,959	ENA Norte Trust	4.9500	4/25/2028	1,039,957
80,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (b)	9.2500	5/15/2023	88,800
65,000	S&P Global, Inc.	4.4000	2/15/2026	70,428
				2,108,469
	COMPUTERS - 0.0% *
40,000	Riverbed Technology, Inc. (b)	8.8750	3/1/2023	37,750

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
150,000	Ally Financial, Inc.	4.1250	3/30/2020	153,000
300,000	American Express Credit Corp.	2.5000	8/1/2022	296,379
290,000	Discover Financial Services	4.1000	2/9/2027	297,056
500,000	Fondo Mivivienda SA	3.3750	4/2/2019	504,375
150,000	Fondo Mivivienda SA	3.5000	1/31/2023	150,585
164,279	Interoceanica IV Finance Ltd. **	—	11/30/2018	161,404
295,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	295,813
80,000	NFP Corp. (b)	6.8750	7/15/2025	80,600

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.6% (Continued)
$102,206	Peru Enhanced Pass-Through Finance Ltd. **	—	5/31/2018	$100,302
1,000,000	SPARC EM SPC Panama Metro Line 2 SP **	—	12/5/2022	917,500
200,000	SPARC EM SPC Panama Metro Line 2 SP (b) **	—	12/5/2022	183,500
145,000	Synchrony Financial	3.0000	8/15/2019	146,008
480,000	Synchrony Financial	3.9500	12/1/2027	477,981
				3,764,503
	ELECTRIC - 0.4%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (b)	7.9500	5/11/2026	216,500
125,000	American Electric Power Co., Inc.	2.1500	11/13/2020	124,418
50,000	American Electric Power Co., Inc.	3.2000	11/13/2027	49,645
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	245,428
245,000	Consolidated Edison, Inc.	2.0000	3/15/2020	243,665
300,000	Engie Energia Chile SA	5.6250	1/15/2021	324,154
158,000	Exelon Corp.	3.4000	4/15/2026	158,053
155,000	Fortis, Inc.	2.1000	10/4/2021	151,299
200,000	Grupo Energia Bogota SA ESP	6.1250	11/10/2021	203,750
200,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	202,500
75,000	NextEra Energy Capital Holdings, Inc.	3.5500	5/1/2027	76,398
90,000	NextEra Energy Operating Partners LP (b)	4.5000	9/15/2027	89,550
85,000	Southern Co.	1.8500	7/1/2019	84,486
470,000	Southern Co.	2.4500	9/1/2018	471,367
200,000	SP PowerAssets Ltd.	2.7000	9/14/2022	199,176
				2,840,389
	ELECTRONICS - 0.0% *
305,000	Arrow Electronics, Inc.	3.8750	1/12/2028	304,086

	ENGINEERING & CONSTRUCTION - 0.0% *
50,000	Brand Industrial Services, Inc. (b)	8.5000	7/15/2025	52,500
300,000	OAS Financial Ltd. (b,f) **	—	12/31/2049	14,250
				66,750
	ENTERTAINMENT - 0.1%
80,000	Eldorado Resorts, Inc.	6.0000	4/1/2025	83,600
65,000	GLP Capital LP / GLP Financing II, Inc.	5.3750	4/15/2026	69,713
100,000	Pinnacle Entertainment, Inc.	5.6250	5/1/2024	107,000
85,000	Six Flags Entertainment Corp. (b)	4.8750	7/31/2024	86,275
				346,588
	FOOD - 0.3%
80,000	B&G Foods, Inc.	5.2500	4/1/2025	81,372
355,000	General Mills, Inc.	2.2000	10/21/2019	354,910
600,000	Grupo Bimbo SAB de CV	4.8750	6/30/2020	634,902
60,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	60,975
5,000	JBS USA LLC / JBS USA Finance, Inc. (b)	7.2500	6/1/2021	5,082
290,000	Kroger Co.	6.1500	1/15/2020	311,590
210,000	Kroger Co.	3.4000	4/15/2022	214,957
85,000	Pilgrim’s Pride Corp. (b)	5.7500	3/15/2025	87,869
85,000	Post Holdings, Inc. (b)	5.5000	3/1/2025	87,975
150,000	Smithfield Foods, Inc. (b)	4.2500	2/1/2027	153,929
155,000	Sysco Corp.	3.2500	7/15/2027	154,478
				2,148,039
	FOREIGN GOVERNMENT - 1.8%
1,050,000	Chile Government International Bond	2.2500	10/30/2022	1,035,825
200,000	Chile Government International Bond	3.1250	1/21/2026	202,750
500,000	Chile Government International Bond	3.2500	9/14/2021	514,500
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	230,000
800,000	Dominican Republic International Bond	7.5000	5/6/2021	873,000
200,000	Export-Import Bank of India	2.7500	4/1/2020	199,683
800,000	Export-Import Bank of India	3.1250	7/20/2021	803,470
200,000	Export-Import Bank of India	4.0000	1/14/2023	207,104
200,000	Indonesia Government International Bond	3.7000	1/8/2022	205,553
800,000	Indonesia Government International Bond	4.8750	5/5/2021	853,203
200,000	Israel Government International Bond	2.8750	3/16/2026	199,482
900,000	Israel Government International Bond	4.0000	6/30/2022	953,375
200,000	Malaysia Sovereign Sukuk Bhd	3.0430	4/22/2025	200,600
1,000,000	Mexico Government International Bond	3.6250	3/15/2022	1,039,000
50,000	Mexico Government International Bond	4.0000	10/2/2023	52,325
562,000	Mexico Government International Bond	4.1500	3/28/2027	582,794
200,000	Panama Government International Bond	4.0000	9/22/2024	212,700
200,000	Perusahaan Penerbit SBSN Indonesia III (b)	4.1500	3/29/2027	206,520
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	313,773
200,000	Philippine Government International Bond	3.7000	2/2/2042	198,635
1,400,000	Philippine Government International Bond	4.0000	1/15/2021	1,468,351

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	FOREIGN GOVERNMENT - 1.8% (Continued)
$200,000	Philippine Government International Bond	4.2000	1/21/2024	$217,223
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	541,270
750,000	Wakala Global Sukuk Bhd	4.6460	7/6/2021	799,725
				12,110,861
	FOREST PRODUCTS & PAPER - 0.1%
240,000	Georgia-Pacific LLC (b)	3.6000	3/1/2025	246,654
650,000	Inversiones CMPC SA	4.5000	4/25/2022	680,441
				927,095
	GAS - 0.0% *
35,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.5000	11/1/2023	36,138
50,000	NGL Energy Partners LP / NGL Energy Finance Corp. (b)	7.5000	11/1/2023	51,625
				87,763
	HEALTHCARE - PRODUCTS - 0.3%
45,000	Avantor, Inc. (b)	6.0000	10/1/2024	44,831
45,000	Avantor, Inc. (b)	9.0000	10/1/2025	44,325
225,000	Becton Dickinson and Co.	2.8940	6/6/2022	223,593
475,000	Medtronic Global Holdings SCA	1.7000	3/28/2019	473,028
410,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	410,563
85,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	85,000
470,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	470,228
				1,751,568
	HEALTHCARE - SERVICES - 0.1%
370,000	Anthem, Inc.	2.3000	7/15/2018	370,808
140,000	Anthem, Inc.	2.5000	11/21/2020	139,708
70,000	Centene Corp.	4.7500	1/15/2025	71,225
20,000	Polaris Intermediate Corp. (b)	8.5000	12/1/2022	20,750
85,000	Tenet Healthcare Corp.	8.1250	4/1/2022	86,487
				688,978
	HOUSEWARES - 0.1%
700,000	CK Hutchison International 17 Ltd. (b)	2.8750	4/5/2022	697,420
200,000	CK Hutchison International 17 Ltd.	2.8750	4/5/2022	199,263
				896,683
	HOME EQUITY ABS - 0.5%
270,464	Bayview Financial Acquisition Trust 2007-A 1A5 (e)	6.1010	5/28/2037	276,955
3,111,681	GSAA Home Equity Trust 2006-18 AF6 (e)	5.6816	11/25/2036	1,506,030
213,846	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	182,541
1,783,490	Nomura Home Equity Loan Trust Series 2007-1 2A2 (c)	1.4086	2/25/2037	1,538,992
				3,504,518
	HOUSEHOLD PRODUCTS / WARES - 0.0% *
85,000	Kronos Acquisition Holdings, Inc. (b)	9.0000	8/15/2023	79,475

	HOUSEWARES - 0.1%
77,000	Newell Brands, Inc.	2.6000	3/29/2019	77,263
270,000	Newell Brands, Inc.	3.1500	4/1/2021	273,021
				350,284
	INSURANCE - 0.3%
70,000	Alliant Holdings Intermediate LLC (b)	8.2500	8/1/2023	73,500
135,000	Athene Global Funding (b)	3.0000	7/1/2022	133,619
170,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	169,450
180,000	Liberty Mutual Group, Inc. (b)	6.5000	5/1/2042	240,190
430,000	New York Life Global Funding (b)	2.3000	6/10/2022	423,978
363,000	Nuveen Finance LLC (b)	2.9500	11/1/2019	366,470
500,000	Prudential Financial, Inc.	7.3750	6/15/2019	536,920
10,000	Radian Group, Inc.	4.5000	10/1/2024	10,245
				1,954,372
	INTERNET - 0.1%
110,000	Amazon.com, Inc. (b)	1.9000	8/21/2020	109,098
145,000	Amazon.com, Inc. (b)	4.0500	8/22/2047	156,269
30,000	Netflix, Inc. (b)	4.8750	4/15/2028	29,400
400,000	Tencent Holdings Ltd.	2.8750	2/11/2020	402,280
				697,047
	INVESTMENT COMPANIES - 0.1%
500,000	Temasek Financial I Ltd.	2.3750	1/23/2023	493,651

	IRON / STEEL - 0.0% *
105,000	Vale Overseas Ltd.	5.8750	6/10/2021	114,345

	LEISURE TIME - 0.1%
35,000	Constellation Merger Sub, Inc. (b)	8.5000	9/15/2025	34,125
155,000	Royal Caribbean Cruises Ltd.	3.7000	3/15/2028	153,593
85,000	Viking Cruises Ltd. (b)	5.8750	9/15/2027	86,487
				274,205

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	LODGING - 0.1%
$85,000	CRC Escrow Issuer LLC / CRC Finco, Inc. (b)	5.2500	10/15/2025	$85,638
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	205,105
50,000	Hilton Domestic Operating Co., Inc. (b)	4.2500	9/1/2024	50,500
20,000	Hilton Domestic Operating Co., Inc.	4.2500	9/1/2024	20,200
				361,443
	MACHINERY - CONSTRUCTION & MINING - 0.1%
75,000	BlueLine Rental Finance Corp / BlueLine Rental LLC (b)	9.2500	3/15/2024	80,062
245,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	244,860
415,000	Caterpillar Financial Services Corp.	2.1000	1/10/2020	414,140
				739,062
	MEDIA - 0.1%
40,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (b)	5.0000	2/1/2028	38,900
60,000	Cengage Learning, Inc. (b)	9.5000	6/15/2024	54,300
290,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	308,324
130,000	Comcast Corp.	4.4000	8/15/2035	142,128
295,000	Comcast Corp.	5.1500	3/1/2020	312,648
				856,300
	MULTI - NATIONAL - 0.1%
500,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	505,625

	MUNICIPAL - 0.4%
5,400,000	Commonwealth of Puerto Rico (f)	8.0000	7/1/2035	1,282,500
60,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	70,948
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System (f)	6.2000	7/1/2040	523,363
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System (f)	6.3000	7/1/2043	931,250
				2,808,061
	OIL & GAS - 1.7%
900,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	949,860
370,000	BP Capital Markets PLC	1.6760	5/3/2019	368,053
145,000	BP Capital Markets PLC	1.7680	9/19/2019	144,177
175,000	Canadian Natural Resources Ltd.	2.9500	1/15/2023	174,216
400,000	CNOOC Finance 2012 Ltd.	3.8750	5/2/2022	412,305
600,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	598,504
200,000	CNOOC Finance 2015 USA LLC	3.5000	5/5/2025	201,581
900,000	CNPC General Capital Ltd.	3.9500	4/19/2022	932,985
200,000	CNPC HK Overseas Capital Ltd.	4.5000	4/28/2021	210,091
240,000	Delek & Avner Tamar Bond Ltd. (b)	3.8390	12/30/2018	239,981
480,000	Delek & Avner Tamar Bond Ltd. (b)	4.4350	12/30/2020	480,758
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	868,158
200,000	Indian Oil Corp Ltd.	5.7500	8/1/2023	222,788
50,000	MEG Energy Corp. (b)	7.0000	3/31/2024	42,188
1,000,000	ONGC Videsh Ltd.	3.2500	7/15/2019	1,005,400
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	199,002
75,000	Petroleos Mexicanos	6.7500	9/21/2047	78,289
200,000	Petronas Capital Ltd.	3.1250	3/18/2022	202,143
800,000	Petronas Global Sukuk Ltd.	2.7070	3/18/2020	800,626
75,000	Phillips 66	5.8750	5/1/2042	95,453
40,000	QEP Resources, Inc.	5.2500	5/1/2023	40,474
40,000	QEP Resources, Inc.	5.6250	3/1/2026	40,550
250,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	261,379
650,000	Reliance Holding USA, Inc.	5.4000	2/14/2022	705,977
95,000	Sanchez Energy Corp.	6.1250	1/15/2023	80,275
800,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	795,782
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.7500	9/29/2026	189,792
200,000	Sinopec Group Overseas Development 2017 Ltd. (b)	3.0000	4/12/2022	199,698
355,000	Valero Energy Corp.	6.6250	6/15/2037	467,859
30,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp (b)	8.7500	4/15/2023	29,100
40,000	Whiting Petroleum Corp. (b)	6.6250	1/15/2026	40,800
				11,078,244
	OIL & GAS SERVICES - 0.0% *
85,000	Schlumberger Holdings Corp. (b)	2.3500	12/21/2018	85,191

	OTHER ABS - 14.2%
2,000,000	AIMCO CLO Series 2015-AA AR 3 Month LIBOR + 0.85 (b,c)	—	1/15/2028	2,000,000
1,723,616	Ajax Mortgage Loan Trust 2016-C A (b,e)	4.0000	10/25/2057	1,735,815
500,000	ALM VII R Ltd. CR 3 Month LIBOR + 4.04 (b,c)	5.3992	10/15/2028	516,438
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A AR 3 Month LIBOR + 1.15 (b,c)	2.4644	10/15/2026	500,000
500,000	Anchorage Capital CLO 5 Ltd. 2014-5RA A 3 Month LIBOR + 0.99 (b,c)	—	1/15/2030	500,000
1,000,000	Annisa CLO Ltd. 2016-2 2016-2 B 3 Month LIBOR + 2.10 (b,c)	3.4626	7/20/2028	1,008,440
2,065,000	Apidos CLO XVI 2013-16A A1R 3 Month LIBOR + 0.98 (b,c)	2.2861	1/19/2025	2,068,949
250,000	Apidos CLO XVIII 2014-18A D 3 Month LIBOR + 5.20 (b,c)	6.5625	7/22/2026	251,299
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. 3 Month LIBOR + 5.00 (b,c)	6.2503	9/15/2025	630,871

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	OTHER ABS - 14.2% (Continued)
$826,002	Arcadia Receivables Credit Trust 2017-1 A (b)	3.2500	6/15/2023	$828,410
2,446,945	Atrium X AR 3 Month LIBOR + 0.95 (b,c)	2.2644	7/16/2025	2,453,590
354,697	Avant Loans Funding Trust 2017-A A (b)	2.4100	3/15/2021	354,933
1,000,000	Avery Point VII CLO 2015-7A A1 Ltd. 3 Month LIBOR + 1.50 (b,c)	2.8592	1/15/2028	1,010,201
500,000	BlueMountain CLO 2013-1 Ltd. CR 3 Month LIBOR + 4.15 (b,c)	5.4569	1/20/2029	510,316
3,500,000	BlueMountain CLO Ltd. 2015-3 Ltd. A1 3 Month LIBOR + 1.48 (b,c)	2.7869	10/20/2027	3,507,044
500,000	Canyon Capital CLO 2017-1A D Ltd. 3 Month LIBOR + 3.60 (b,c)	4.8553	7/15/2030	509,369
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. 3 Month LIBOR + 1.00 (b,c)	2.3036	4/20/2027	999,895
500,000	CENT CLO 19 Ltd. 2013-19A A1A 3 Month LIBOR + 1.33 (b,c)	2.7080	10/29/2025	500,812
2,996,272	CIM TRUST	3.0000	12/25/2065	2,997,939
2,000,000	CIM TRUST	9.9638	2/27/2056	1,870,294
2,000,000	CIM TRUST	12.3161	7/26/2055	1,823,872
1,326,877	Citicorp Residential Mortgage Trust Series 2007-2 A4 (e)	5.2414	6/25/2037	1,347,807
995,000	Coinstar Funding LLC Series 2017-1 A2 (b)	5.2160	4/25/2047	1,033,260
218,041	Consumer Credit Origination Loan Trust 2015-1 B (b)	5.2100	3/15/2021	218,434
331,003	Consumer Installment Loan Trust Series 2016-LD1 A (b)	3.9600	7/15/2022	331,794
10,570	Countrywide Asset-Backed Certificates 2005-15 1AF6 (c)	4.4229	4/25/2036	10,682
1,000,000	Crown Point CLO II 2013-2A A1LR Ltd. 3 Month LIBOR + 0.59 (b,c)	1.9492	12/31/2023	1,000,477
250,000	Dorchester Park CLO Ltd. 2015-1A C 3 Month LIBOR + 3.20 (b,c)	4.5626	1/20/2027	251,229
250,000	Dorchester Park CLO Ltd. 2015-1A D 3 Month LIBOR + 3.55 (b,c)	4.9126	1/20/2027	250,955
750,000	Eagle I Ltd. 2014-1A A1 (b)	2.5700	12/15/2039	746,032
250,000	Flatiron CLO Ltd. 2014-1A C 3 Month LIBOR + 3.30 (b,c)	4.6533	7/17/2026	250,517
989,421	GCAT 2017-5 LLC A1 (b,e)	3.2282	7/25/2047	990,016
792,750	GoldentTree Loan Management US CLO 1 Ltd X 3 Month LIBOR + 0.80 (b,c)	2.1069	4/20/2029	793,997
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. C 3 Month LIBOR + 2.70 (b,c)	4.0768	8/1/2025	250,007
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. D 3 Month LIBOR + 3.80 (b,c)	5.1768	8/1/2025	248,468
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. A1 3 Month LIBOR + 1.13 (b,c)	2.4248	4/18/2026	300,055
2,000,000	Halcyon Loan Advisors Funding 2015-3 Ltd. A1R 3 Month LIBOR + 0.90 (b,c) **	—	10/18/2027	2,000,000
1,375,000	Jamestown CLO III Ltd 2013-3A A1AR 3 Month LIBOR + 1.14 (b,c)	2.4544	1/15/2026	1,378,630
2,000,000	Jamestown CLO IV Ltd. 2014-4A A1A 3 Month LIBOR + 0.69 (b,c)	2.0492	7/15/2026	1,997,366
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1A 3 Month LIBOR + 1.57 (b,c)	2.9326	10/20/2028	1,006,587
2,000,000	Jamestown CLO IX Ltd. 2016-9A A1B	2.8069	10/20/2028	2,018,201
2,000,854	JP Morgan Mortgage Acquisition Trust 2006-RM1 A5 1 Month LIBOR + 0.24 (c)	1.5686	8/25/2036	1,259,855
1,885,417	Labrador Aviation Finance Ltd. 2016-1A (b)	5.6820	1/15/2042	1,897,454
750,000	LCM XVI LP 16A A 3 Month LIBOR + 1.03 (b,c)	2.3892	7/15/2026	751,310
144,504	LendingClub Issuance Trust Series 2016-NP1 A (b)	3.0000	1/17/2023	144,684
1,000,000	Magnetite XII Ltd. 2015-12A AR 3 Month LIBOR + 1.33 (b,c)	2.6892	4/15/2027	1,002,329
691,834	Marlette Funding Trust 2017-2 A (b)	2.3900	7/15/2024	691,977
1,262,693	Mill City Mortgage Loan Trust 2017-1 A1 (b,c)	2.7500	11/25/2058	1,253,846
219,868	Mosaic Solar Loans 2017-1 LLC A (b)	4.4500	6/20/2042	224,333
737,256	Nationstar HECM Loan Trust 2016-2 A (b,c)	2.2394	6/25/2026	735,874
189,939	NewMark Capital Funding 2013-1A A2 Ltd. 3 Month LIBOR + 1.12 (b,c)	2.4361	6/2/2025	190,166
500,000	Octagon Investment Partners XIV Ltd. 2012-1A CR 3 Month LIBOR + 4.00 (b,c)	5.3592	7/15/2029	512,369
1,000,000	Octagon Loan Funding Ltd. 2014-1A A1R 3 Month LIBOR + 1.14 (b,c)	2.4567	11/18/2026	1,005,400
1,000,000	OneMain Financial Issuance Trust 2015-1A (b)	3.1900	3/18/2026	1,005,112
1,000,000	Oportun Funding IV LLC 2016-C A (b)	3.2800	11/8/2021	1,000,600
1,597,694	Palmer Square CLO 2013-1 Ltd. A1R (b,c)	2.3859	5/15/2025	1,599,714
1,000,000	Palmer Square CLO 2014-1 Ltd. A1R 3 Month LIBOR + 1.37 (b,c)	2.7233	1/17/2027	1,006,351
851,333	Pretium Mortgage Credit Partners I 2017-NPL2 LLC A1 (b,e)	3.2500	3/28/2057	852,078
990,472	Progress Residential 2016-SFR1 Trust A 3 Month LIBOR + 1.50 (b,c)	2.7660	9/17/2033	1,001,612
3,320,000	Race Point IX CLO 2015-9A A1AR Ltd. 3 Month LIBOR + 1.21 (b,c)	2.5603	10/15/2030	3,340,793
75,624	RAMP Series 2006-RS4 A3 Trust 1 Month LIBOR + 0.17 (c)	1.4986	7/25/2036	75,454
971,349	SCF Equipment Leasing 2017-2A A LLC (b)	3.4100	12/20/2023	967,139
423,671	Sierra Timeshare 2016-2 Receivables Funding LLC (b)	2.3300	7/20/2033	420,480
970,566	Sierra Timeshare 2016-3 Receivables Funding LLC (b)	2.4300	10/20/2033	965,096
562,841	Sofi Consumer Loan Program 2016-3 A LLC	3.0500	12/26/2025	565,724
828,660	Sofi Consumer Loan Program 2017-5 A1 LLC (b)	2.1400	9/25/2026	826,496
708,698	Sofi Consumer Loan Program 2017-6 A1 LLC (b)	2.2000	11/25/2026	707,381
375,000	Sofi Consumer Loan Program 2017-6 A2 LLC (b)	2.8200	11/25/2026	374,711
1,687,306	SpringCastle America Funding LLC 2016-AA A (b)	3.0500	4/25/2029	1,693,134
1,000,000	Springleaf Funding Trust 2016-A (b)	2.9000	11/15/2029	1,001,474
1,452,873	Symphony CLO VIII LP 2012-8A AR 3 Month LIBOR + 1.10 (b,c)	2.4503	1/9/2023	1,454,269
2,000,000	TES 2017-1A B LLC (b)	7.7400	10/20/2047	2,020,000
1,000,000	Upstart Securitization Trust 2017-2 A (b)	2.5080	3/20/2025	999,092
1,563,286	Velocity Commercial Capital Loan Trust 2016-2 AFX (c)	2.9969	10/25/2046	1,564,845
1,310,226	Velocity Commercial Capital Loan Trust 2017-1 AFX (b,c)	3.0000	5/25/2047	1,309,699
989,933	Velocity Commercial Capital Loan Trust 2017-2 AFX (b,c)	3.0700	11/25/2047	993,578
3,125,000	Venture XVII CLO Ltd. 2014-17A A 3 Month LIBOR + 0.33 (b,c)	1.6369	1/20/2022	3,101,895
1,000,000	Venture XVII CLO Ltd. 2014-17A AR 3 Month LIBOR + 1.08 (b,c)	2.3748	7/15/2026	1,000,061
250,000	Venture XVII CLO Ltd 2014-17A B2R 3 Month LIBOR + 1.60 (b,c)	2.8948	7/15/2026	250,012
1,000,000	Venture XXIII CLO Ltd 2016-23A 3 Month LIBOR + 1.65 (b,c)	2.3048	7/19/2028	1,003,911

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	OTHER ABS - 14.2% (Continued)
$1,000,000	Vibrant CLO V Ltd. 2016-5A 3 Month LIBOR + 1.55 (b,c)	2.9126	1/20/2029	$1,012,874
397,994	VOLT LVIII LLC 2017-NPL5 A1 (b,e)	3.3750	5/27/2047	398,583
1,352,722	VOLT LX LLC 2017-NPL7 A1 (b,e)	3.2500	4/25/2059	1,355,100
702,138	VOLT LXI LLC 2017-NPL8 A1 (b,e)	3.1250	6/25/2047	702,426
2,000,000	VOLT LXIII LLC 2017-NP10 A1 (b,e)	3.0000	10/25/2047	1,996,986
899,182	Voya CLO 2013-2A A1 Ltd. 3 Month LIBOR + 1.15 (b,c)	2.5174	4/25/2025	901,826
301,645	Wasatch Ltd. 06-1A Cl A1B 3 Month LIBOR + 0.24 (b,c)	1.6529	11/14/2022	301,605
2,587,872	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust 1A 1 Month LIBOR + 0.17 (c)	1.4975	11/25/2036	1,232,923
1,000,000	Zais CLO 2 Ltd.2014-2A A1A 3 Month LIBOR + 1.20 (b,c)	2.5674	7/25/2026	1,002,654
				92,678,286
	PACKAGING & CONTAINERS - 0.1%
700,000	Packaging Corp. of America	2.4500	12/15/2020	700,982
45,000	Plastipak Holdings, Inc. (b)	6.2500	10/15/2025	46,012
				746,994
	PHARMACEUTICALS - 0.3%
129,000	AbbVie, Inc.	4.7000	5/14/2045	144,644
151,000	Allergan Funding SCS	2.3500	3/12/2018	151,120
275,000	AstraZeneca PLC	2.3750	11/16/2020	274,583
75,000	AstraZeneca PLC	2.3750	6/12/2022	74,111
541,000	Cardinal Health, Inc.	1.9480	6/14/2019	537,673
318,000	McKesson Corp.	2.2840	3/15/2019	318,061
140,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	137,630
320,000	Teva Pharmaceutical Finance Netherlands III BV	2.8000	7/21/2023	278,659
70,000	Valeant Pharmaceuticals International, Inc. (b)	5.5000	11/1/2025	71,225
				1,987,706
	PIPELINES - 0.3%
70,000	Cheniere Energy Partners LP (b)	5.2500	10/1/2025	71,225
100,000	Enable Midstream Partners LP	4.4000	3/15/2027	101,687
20,000	Energy Transfer LP	4.2000	4/15/2027	19,896
95,000	Energy Transfer LP	4.7500	1/15/2026	98,561
235,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	292,186
345,000	Kinder Morgan, Inc.	3.0500	12/1/2019	348,022
270,000	Sabine Pass Liquefaction LLC	5.0000	3/15/2027	289,731
400,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	410,200
70,000	Williams Partners LP	3.7500	6/15/2027	70,145
				1,701,653
	REITS - 0.1%
160,000	Boston Properties LP	4.1250	5/15/2021	167,225
150,000	Crown Castle International Corp.	3.6500	9/1/2027	149,633
85,000	ESH Hospitality, Inc. (b)	5.2500	5/1/2025	85,850
365,000	Simon Property Group LP	2.2000	2/1/2019	365,356
150,000	Simon Property Group LP	2.7500	6/1/2023	149,543
				917,607
	RETAIL - 0.2%
80,000	Beacon Escrow Corp. (b)	4.8750	11/1/2025	80,300
200,000	CK Hutchison International 17 II Ltd. (b)	2.7500	3/29/2023	196,186
685,000	CVS Health Corp.	2.8000	7/20/2020	687,853
85,000	New Red Finance, Inc. (b)	4.2500	5/15/2024	84,787
25,000	PetSmart, Inc. (b)	5.8750	6/1/2025	19,188
45,000	PetSmart, Inc. (b)	7.1250	3/15/2023	26,662
300,000	SACI Falabella	3.7500	4/30/2023	307,225
				1,402,201
	SEMICONDUCTORS - 0.1%
140,000	Applied Materials, Inc.	4.3500	4/1/2047	157,050
475,000	QUALCOMM, Inc.	2.1000	5/20/2020	473,002
				630,052
	SOFTWARE - 0.2%
56,772	Fidelity National Information Services, Inc.	3.6250	10/15/2020	58,331
75,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (b)	10.0000	11/30/2024	81,938
160,000	Microsoft Corp.	4.4500	11/3/2045	187,535
270,000	Oracle Corp.	4.1250	5/15/2045	291,204
20,000	Solera LLC / Solera Finance, Inc. (b)	10.5000	3/1/2024	22,500
20,000	Solera LLC / Solera Finance, Inc. (b)	10.5000	3/1/2024	22,500
50,000	Sophia LP / Sophia Finance, Inc. (b)	9.0000	9/30/2023	52,875
425,000	VMware, Inc.	2.3000	8/21/2020	422,590
275,000	VMware, Inc.	2.9500	8/21/2022	274,231
				1,413,704
	STUDENT LOAN ABS - 0.6%
815,491	Access Lex Institute (c)	2.0121	2/25/2037	780,938
1,000,000	Commonbond Student Loan Trust 2017-BGS C (b)	4.4400	9/25/2042	997,181
12,000	Earnest Student Loan Program 2016-D LLC (b)	—	1/25/2041	993,600
422,821	Earnest Student Loan Program 2017-A LLC (b)	2.6500	1/25/2041	420,652
1,016,878	Sofi Professional Loan Program 2017-B LLC (b)	1.8300	5/25/2040	1,014,043
				4,206,414

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)		Yield	Maturity	Value
	TECHNOLOGY - 0.1%
$700,000	AXIATA SPV2 BHD	3.4660	11/19/2020	$708,632

	TELECOMMUNICATIONS - 0.8%
800,000	America Movil SAB de CV	5.0000	3/30/2020	843,152
235,000	AT&T, Inc.	2.8000	2/17/2021	236,040
380,000	AT&T, Inc.	5.2500	3/1/2037	401,897
300,000	Axiata SPV2 Bhd	3.4660	11/19/2020	303,700
700,000	Bharti Airtel Inernational Netherlands BV	5.1250	3/11/2023	741,852
635,000	British Telecommunications PLC	5.9500	1/15/2018	635,850
20,000	CB Escrow Corp. (b)	8.0000	10/15/2025	20,300
55,000	Cincinnati Bell, Inc. (b)	7.0000	7/15/2024	54,587
200,000	Digicel Group Ltd.	7.1250	4/1/2022	185,202
40,000	Frontier Communications Corp.	8.5000	4/15/2020	33,200
50,000	GTT Communications, Inc. (b)	7.8750	12/31/2024	52,750
55,000	Intelsat Jackson Holdings SA	7.2500	10/15/2020	51,700
80,000	Level 3 Financing, Inc.	5.3750	1/15/2024	79,900
451,000	Orange SA	2.7500	2/6/2019	453,493
200,000	SingTel Group Treasury Pte Ltd.	4.5000	9/8/2021	212,440
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	410,204
80,000	Telesat Canada / Telesat LLC (b)	8.8750	11/15/2024	89,600
130,000	Verizon Communications, Inc.	4.4000	11/1/2034	132,475
				4,938,342
	TEXTILES - 0.1%
635,000	Cintas Corp. No. 2	2.9000	4/1/2022	640,686

	TOYS/GAMES/HOBBIES - 0.0% *
40,000	Hasbro, Inc.	3.5000	9/15/2027	39,092

	TRANSPORTATION - 0.2%
150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	171,742
165,000	CSX Corp.	3.8000	11/1/2046	164,057
140,000	FedEx Corp.	4.7500	11/15/2045	156,769
700,000	PSA International Pte Ltd.	4.6250	9/11/2019	734,337
				1,226,905
	TRUCKING & LEASING - 0.1%
80,000	DAE Funding LLC (b)	5.0000	8/1/2024	79,000
285,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. (b)	4.2000	4/1/2027	296,245
				375,245
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
175,007	Fannie Mae Pool AL4292 (d)	4.5000	4/1/2026	184,740
628,045	Fannie Mae Pool AS4281 (d)	3.0000	1/1/2035	639,968
1,114,578	Fannie Mae Pool AS4360 (d)	3.0000	1/1/2035	1,135,735
756,629	Fannie Mae Pool AS4645 (d)	3.0000	3/1/2045	757,944
880,213	Fannie Mae Pool AS7661 (d)	3.0000	8/1/2046	876,247
49,400	Fannie Mae Pool MA1050 (d)	4.5000	3/1/2042	51,537
1,465,570	Fannie Mae Pool MA2737 (d)	3.0000	12/31/2049	1,467,975
997,072	Freddie Mac Gold Pool G08622 (d)	3.0000	1/1/2045	997,988
1,275,644	Freddie Mac Gold Pool G08721 (d)	3.0000	8/1/2046	1,277,410
231,252	Freddie Mac Gold Pool N70081 (d)	5.5000	7/1/2038	252,251
302,124	Freddie Mac Gold Pool Q13637 (d)	3.0000	11/1/2042	303,805
309,563	Freddie Mac Gold Pool Q13638 (d)	3.0000	11/1/2042	311,285
916,499	Freddie Mac Gold Pool V83144 (d)	4.0000	4/1/2047	958,501
				9,215,386
	TREASURY SECURITIES - 6.8%
1,335,000	United States Treasury Bond	2.7500	11/15/2042	1,343,448
1,490,000	United States Treasury Bond	2.8750	8/15/2045	1,528,065
870,000	United States Treasury Bond	3.6250	8/15/2043	1,015,385
3,628,294	United States Treasury Inflation Indexed Note	0.1250	4/15/2018	3,867,056
1,795,818	United States Treasury Inflation Indexed Note	0.1250	4/15/2022	1,808,600
395,000	United States Treasury Note	0.7500	8/31/2018	392,593
3,850,000	United States Treasury Note	0.7500	10/31/2018	3,818,268
4,700,000	United States Treasury Note	0.8750	3/31/2018	4,694,132
4,200,000	United States Treasury Note	0.8750	5/31/2018	4,190,484
500,000	United States Treasury Note	1.0000	3/15/2018	499,649
760,000	United States Treasury Note	1.1250	1/15/2019	754,478
530,000	United States Treasury Note	1.1250	9/30/2021	511,388
1,510,000	United States Treasury Note	1.2500	11/30/2018	1,502,627
1,490,000	United States Treasury Note	1.2500	10/31/2021	1,443,438
1,260,000	United States Treasury Note	1.7500	11/30/2021	1,242,429
1,520,000	United States Treasury Note	1.7500	3/31/2022	1,495,063
1,260,000	United States Treasury Note	1.8750	1/31/2022	1,246,908

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Principal Amount ($)			Yield	Maturity	Value
	TREASURY SECURITIES - 6.8% (Continued)
$1,050,000	United States Treasury Note		1.8750	8/31/2024	$1,021,740
3,650,000	United States Treasury Note		2.0000	8/31/2021	3,638,023
1,250,000	United States Treasury Note		2.0000	12/31/2021	1,243,652
3,600,000	United States Treasury Note		2.1250	9/30/2021	3,602,250
1,270,000	United States Treasury Note		2.1250	9/30/2024	1,254,026
1,030,000	United States Treasury Note		2.2500	10/31/2024	1,025,252
1,360,000	United States Treasury Note		2.2500	8/15/2027	1,340,875
430,000	United States Treasury Note		2.3750	5/15/2027	428,774
					44,908,603

	TOTAL BONDS & NOTES (Cost - $410,057,107)				406,998,422

	SHORT-TERM INVESTMENTS - 1.1%
	U.S. TREASURY BILLS - 1.1%
5,710,000	United States Treasury Bill **		—	3/8/2018	5,696,828
1,520,000	United States Treasury Bill **		—	6/7/2018	1,510,481
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,207,309)				7,207,309

Contracts		Counterparty
	PURCHASED OPTIONS - 23.8%
408,992	ISAM, August 2019, Call @	Nomura			41,844,292
511,818	WNTN, August 2019, Call @	Nomura			114,663,400
	TOTAL PURCHASED OPTIONS (Cost - $149,346,120)				156,507,692

	TOTAL INVESTMENTS - 86.8% (Cost - $568,099,026) (g)				$571,082,643
	OTHER ASSETS LESS LIABILITIES - 13.2%				86,697,085
	TOTAL NET ASSETS - 100.0%				$657,779,728

MBS - Mortgage Backed Security

ABS - Asset Backed Security

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

(a)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2017.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2017, these securities amounted to $134,359,842 or 20.4% of net assets.

(c)	Variable rate security; the rate shown represents the rate at December 31, 2017.

(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(e)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2017.

(f)	Security in default.

(g)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $568,359,911 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$14,890,391
Unrealized Depreciation:	(11,906,774)
Net Unrealized Appreciation:	$2,983,617

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal
Amount ($)		Yield (b)	Maturity	Value
	SHORT-TERM INVESTMENT - 54.5%
	U.S. TREASURY BILL - 54.5%
$6,000,000	U.S. Treasury Bill	0.00%	1/25/2018	$5,995,275
22,700,000	U.S. Treasury Bill	0.00%	2/1/2018	22,679,671
	TOTAL SHORT-TERM INVESTMENT (Cost - $28,674,946)			28,674,946

	TOTAL INVESTMENTS - 54.5% (Cost - $28,674,946) (c)			$28,674,946
	OTHER ASSETS LESS LIABILITIES - 45.5%			23,920,051
	TOTAL NET ASSETS - 100.0%			$52,594,997

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,674,946 and does not differ from market value.

	SHORT FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	December 31, 2017	(Depreciation)
118	90-Day Euro$ Future	Bank of America Merrill Lynch	March-19	28,849,525	$36,700
74	90-Day Sterling Future	Bank of America Merrill Lynch	December-18	12,415,343	(9,811)
47	Australian 3 Year Bond Future	Bank of America Merrill Lynch	March-18	4,084,037	13,258
34	Bank Accept Future	Bank of America Merrill Lynch	December-18	6,635,081	18,354
46	Canadian 10 Year Bond Future	Bank of America Merrill Lynch	March-18	4,948,226	35,614
39	Cocoa Future (a)	Bank of America Merrill Lynch	March-18	737,880	(3,040)
42	Cocoa Ice Future (a)	Bank of America Merrill Lynch	March-18	782,918	32,591
52	Coffee Future (a)	Bank of America Merrill Lynch	March-18	2,460,900	59,794
26	Coffee Robusta Future (a)	Bank of America Merrill Lynch	March-18	446,680	4,050
234	Corn Future (a)	Bank of America Merrill Lynch	March-18	4,103,775	32,375
14	Dollar Index Future	Bank of America Merrill Lynch	March-18	1,285,564	21,478
12	Euro Swiss Franc 3 Month Ice Future	Bank of America Merrill Lynch	September-18	3,098,820	(306)
52	Hard Red Winter Wheat Future (a)	Bank of America Merrill Lynch	March-18	1,110,850	34,525
32	Japanese Yen Future	Bank of America Merrill Lynch	March-18	3,565,600	(6,956)
1	Lead Future (a)	Bank of America Merrill Lynch	March-18	62,188	(6)
90	Natural Gas Future (a)	Bank of America Merrill Lynch	January-18	2,657,700	(194,600)
10	New Zealand Dollar Future	Bank of America Merrill Lynch	March-18	708,700	(10,450)
25	Platinum Future (a)	Bank of America Merrill Lynch	April-18	1,172,875	(18,375)
62	Silver Future (a)	Bank of America Merrill Lynch	March-18	5,314,950	(332,625)
95	Soybean Future (a)	Bank of America Merrill Lynch	March-18	4,568,313	23,087
8	Soybean Oil Future (a)	Bank of America Merrill Lynch	March-18	159,648	384
11	Swiss Franc Future	Bank of America Merrill Lynch	March-18	1,419,963	(19,463)
85	US 2 Year Note (CBT) Future	Bank of America Merrill Lynch	March-18	18,199,297	27,312
56	US 5 Year Note (CBT) Future	Bank of America Merrill Lynch	March-18	6,505,188	14,883
22	US 10 Year Note (CBT) Future	Bank of America Merrill Lynch	March-18	2,729,031	(2,172)
6	US 10 Year Ultra Note Future	Bank of America Merrill Lynch	March-18	801,375	(4,406)
81	Wheat (CBT) Future (a)	Bank of America Merrill Lynch	March-18	1,729,350	51,550
13	White Sugar (ICE) Future (a)	Bank of America Merrill Lynch	February-18	256,555	(15,425)
2	WIG20 Index Future	Bank of America Merrill Lynch	March-18	28,249	219
122	World Sugar #11 (a)	Bank of America Merrill Lynch	February-18	2,071,462	(115,875)
					(327,336)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	LONG FUTURES CONTRACTS
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	December 31, 2017	(Depreciation)
103	3 Month Euro EURIBOR Future	Bank of America Merrill Lynch	December-18	30,994,834	$(8,231)
45	90-Day Bank Bill Future	Bank of America Merrill Lynch	September-18	35,030,063	(5,296)
14	Amsterdam Index Future	Bank of America Merrill Lynch	January-18	1,830,741	(24,395)
26	Australian 10 Year Bond Future	Bank of America Merrill Lynch	March-18	2,626,544	(17,206)
9	Australian Dollar Future	Bank of America Merrill Lynch	March-18	702,990	2,760
138	BIST National 30 Index Future	Bank of America Merrill Lynch	February-18	528,473	7,981
35	Brent Crude Oil Future (a)	Bank of America Merrill Lynch	January-18	2,340,450	119,140
27	British Pound Future	Bank of America Merrill Lynch	March-18	2,287,744	22,481
22	CAC 40 10 Euro Future	Bank of America Merrill Lynch	January-18	1,402,908	(20,567)
34	Canadian Dollar Future	Bank of America Merrill Lynch	March-18	2,716,600	49,570
19	Canola (WCE) Future (a)	Bank of America Merrill Lynch	March-18	148,215	(8,280)
3	Cattle Feeder Future (a)	Bank of America Merrill Lynch	March-18	214,013	(2,313)
68	Copper Future (a)	Bank of America Merrill Lynch	March-18	5,610,850	245,088
29	Cotton No. 2 Future (a)	Bank of America Merrill Lynch	March-18	1,140,135	43,825
3	DAX Index Future	Bank of America Merrill Lynch	March-18	1,162,676	(19,431)
30	DJIA Mini e-CBOT Future	Bank of America Merrill Lynch	March-18	3,710,250	69,555
28	E-Mini Russell 2000 Future	Bank of America Merrill Lynch	March-18	2,151,100	9,063
30	Euro-BOBL Future	Bank of America Merrill Lynch	March-18	4,741,122	(26,535)
17	Euro-Bond Future	Bank of America Merrill Lynch	March-18	3,300,473	(27,566)
41	Euro BTP Future	Bank of America Merrill Lynch	March-18	6,702,559	(161,454)
5	Euro BUXL 30 Year Bond Future	Bank of America Merrill Lynch	March-18	983,816	(19,460)
18	Euro FX Future	Bank of America Merrill Lynch	March-18	2,716,988	47,413
67	Euro OAT Future	Bank of America Merrill Lynch	March-18	12,484,799	(157,089)
195	Euro-Schatz Future	Bank of America Merrill Lynch	March-18	26,219,639	(32,301)
27	Euro STOXX 50 Future	Bank of America Merrill Lynch	March-18	1,132,487	(29,724)
18	FTSE 100 Index Future	Bank of America Merrill Lynch	March-18	1,859,816	48,414
118	FTSE China A50 Index Future	Bank of America Merrill Lynch	January-18	1,562,615	(11,342)
31	FTSE/JSE Top 40 Index Future	Bank of America Merrill Lynch	March-18	1,331,498	18,426
3	FTSE KLCI Index Future	Bank of America Merrill Lynch	January-18	66,160	418
8	FTSE/MIB Index Future	Bank of America Merrill Lynch	March-18	1,045,033	(40,084)
22	Gasoline RBOB Future (a)	Bank of America Merrill Lynch	February-18	1,659,319	50,744
17	Gold 100 Oz. Future (a)	Bank of America Merrill Lynch	February-18	2,225,810	20,540
5	Hang Seng Index Future	Bank of America Merrill Lynch	January-18	957,748	9,468
8	H-Shares Index Future	Bank of America Merrill Lynch	January-18	600,207	1,535
3	IBEX 35 Index Future	Bank of America Merrill Lynch	January-18	360,990	(9,646)
16	Japan 10 Year Bond Future	Bank of America Merrill Lynch	March-18	21,415,712	(6,946)
23	KOSPI 200 Index Future	Bank of America Merrill Lynch	March-18	1,751,772	23,091
23	Lean Hogs Future (a)	Bank of America Merrill Lynch	February-18	660,330	38,700
1	Live Cattle Future (a)	Bank of America Merrill Lynch	February-18	48,620	(2,150)
25	LME Aluminum Future (a)	Bank of America Merrill Lynch	March-18	1,419,688	126,425
12	LME Copper Future (a)	Bank of America Merrill Lynch	March-18	2,174,250	112,800
8	LME Nickel Future (a)	Bank of America Merrill Lynch	March-18	612,480	54,576
12	LME Zinc Future (a)	Bank of America Merrill Lynch	March-18	997,650	31,800
27	Long Gilt Future	Bank of America Merrill Lynch	March-18	4,571,378	11,202
41	Low Sulfur Gas Oil Future (a)	Bank of America Merrill Lynch	February-18	2,467,175	109,300
2	Mexican Peso Future	Bank of America Merrill Lynch	March-18	50,080	(1,200)
21	Mini MSCI EAFE Index Future	Bank of America Merrill Lynch	March-18	2,147,775	21,495
35	Mini MSCI Emerging Market Index Future	Bank of America Merrill Lynch	March-18	2,036,475	64,315
71	MSCI Singapore Index Future	Bank of America Merrill Lynch	January-18	2,061,890	17,239

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	LONG FUTURES CONTRACTS (Continued)
					Unrealized
				Notional Value at	Appreciation/
Contracts	Issue	Counterparty	Expiration	December 31, 2017	(Depreciation)
25	MSCI Taiwan Index Future	Bank of America Merrill Lynch	January-18	982,500	$17,970
22	NASDAQ 100 E-Mini Future	Bank of America Merrill Lynch	March-18	2,819,850	(6,401)
9	Nikkei 225 (SGX) Index Future	Bank of America Merrill Lynch	March-18	908,988	10,014
26	NY Harbor ULSD Future (a)	Bank of America Merrill Lynch	February-18	2,258,365	132,884
51	OMXS30 Index Future	Bank of America Merrill Lynch	January-18	980,602	(23,990)
14	Palladium Future (a)	Bank of America Merrill Lynch	March-18	1,485,400	116,165
28	S&P 500 E-mini Future	Bank of America Merrill Lynch	March-18	3,746,400	14,735
16	S&P Mid 400 E-mini Future	Bank of America Merrill Lynch	March-18	3,043,840	13,905
23	S&P/TSX 60 Index Future	Bank of America Merrill Lynch	March-18	3,514,937	8,096
90	SET50 Index Future	Bank of America Merrill Lynch	March-18	624,670	(3,385)
82	SGX Nifty 50 Index Future	Bank of America Merrill Lynch	January-18	1,731,594	2,542
106	Short-Term Euro-BTP Future	Bank of America Merrill Lynch	March-18	14,388,285	(66,925)
10	Soybean Meal Future (a)	Bank of America Merrill Lynch	March-18	316,800	(5,300)
23	SPI 200 Index Future	Bank of America Merrill Lynch	March-18	2,707,414	(3,362)
71	STOXX Europe 600 Index Future	Bank of America Merrill Lynch	March-18	1,648,015	(2,760)
8	TOPIX Index Future	Bank of America Merrill Lynch	March-18	1,290,368	18,096
8	US Long Bond (CBT) Future	Bank of America Merrill Lynch	March-18	1,224,000	1,922
9	US Ultra Bond (CBT) Future	Bank of America Merrill Lynch	March-18	1,508,906	13,953
20	WIG20 Index Future (a)	Bank of America Merrill Lynch	March-18	282,491	3,063
38	WTI Crude Oil Future (a)	Bank of America Merrill Lynch	February-18	2,295,960	97,290
					$1,084,660
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$757,324

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
1/3/2018	Barclays Bank PLC	8,314	BRL	$2,571	$2,505	$(66)
1/3/2018	Barclays Bank PLC	3,372,191	BRL	1,045,487	1,016,234	(29,253)
1/3/2018	Barclays Bank PLC	713,067	BRL	220,837	214,888	(5,949)
1/3/2018	Barclays Bank PLC	51,987	BRL	15,899	15,667	(232)
1/3/2018	Barclays Bank PLC	12,150	BRL	3,753	3,662	(91)
1/3/2018	Barclays Bank PLC	2,400	BRL	722	723	1
1/3/2018	Barclays Bank PLC	1,903,930	BRL	575,553	573,763	(1,790)
1/3/2018	Barclays Bank PLC	328,617	BRL	99,340	99,031	(309)
1/3/2018	Barclays Bank PLC	245,551	BRL	74,229	73,998	(231)
1/3/2018	Barclays Bank PLC	235,782	BRL	71,276	71,054	(222)
1/3/2018	Barclays Bank PLC	213,144	BRL	64,433	64,233	(200)
1/3/2018	Barclays Bank PLC	211,530	BRL	63,945	63,746	(199)
1/3/2018	Barclays Bank PLC	211,261	BRL	63,864	63,665	(199)
1/3/2018	Barclays Bank PLC	192,740	BRL	58,265	58,084	(181)
1/3/2018	Barclays Bank PLC	189,086	BRL	57,160	56,982	(178)
1/3/2018	Barclays Bank PLC	184,570	BRL	55,795	55,621	(174)
1/3/2018	Barclays Bank PLC	87,501	BRL	26,451	26,369	(82)
1/3/2018	Barclays Bank PLC	68,636	BRL	20,748	20,684	(64)
1/3/2018	Barclays Bank PLC	61,427	BRL	18,569	18,511	(58)
1/3/2018	Barclays Bank PLC	9,763	BRL	2,951	2,942	(9)
1/3/2018	Barclays Bank PLC	9,172	BRL	2,773	2,764	(9)
1/3/2018	Barclays Bank PLC	5,200	BRL	1,572	1,567	(5)
1/3/2018	Barclays Bank PLC	2,201	BRL	665	663	(2)
2/2/2018	Barclays Bank PLC	1,903,930	BRL	574,113	571,700	(2,413)
3/21/2018	Barclays Bank PLC	39,000	AUD	29,273	30,499	1,226
3/21/2018	Barclays Bank PLC	1,340,828,303	CLP	2,042,793	2,178,685	135,892
3/21/2018	Barclays Bank PLC	510,392	CLP	830	829	(1)
3/21/2018	Barclays Bank PLC	48,875,270	CZK	2,275,026	2,306,842	31,816
3/21/2018	Barclays Bank PLC	148,072	CZK	6,887	6,989	102
3/21/2018	Barclays Bank PLC	97,615	CZK	4,535	4,607	72
3/21/2018	Barclays Bank PLC	30,733	CZK	1,428	1,451	23
3/21/2018	Barclays Bank PLC	275,789	CZK	12,847	13,017	170
3/21/2018	Barclays Bank PLC	191,046	CZK	8,927	9,017	90
3/21/2018	Barclays Bank PLC	416,042	CZK	19,585	19,637	52
3/21/2018	Barclays Bank PLC	73,000	EUR	86,328	88,087	1,759
3/21/2018	Barclays Bank PLC	125,000	EUR	148,751	150,834	2,083
3/21/2018	Barclays Bank PLC	61,000	EUR	72,443	73,607	1,164
3/21/2018	Barclays Bank PLC	302,000	EUR	360,040	364,415	4,375
3/21/2018	Barclays Bank PLC	236,000	EUR	282,110	284,775	2,665
3/21/2018	Barclays Bank PLC	120,000	EUR	144,061	144,801	740
3/21/2018	Barclays Bank PLC	230,000	GBP	310,820	311,965	1,145
3/21/2018	Barclays Bank PLC	349,906,256	HUF	1,313,906	1,359,920	46,014
3/21/2018	Barclays Bank PLC	869,857	HUF	3,267	3,381	114
3/21/2018	Barclays Bank PLC	762,177	HUF	2,872	2,962	90
3/21/2018	Barclays Bank PLC	11,096	HUF	42	43	1
3/21/2018	Barclays Bank PLC	423,788	HUF	1,603	1,647	44
3/21/2018	Barclays Bank PLC	2,181,477	HUF	8,278	8,478	200
3/21/2018	Barclays Bank PLC	804,945	HUF	3,111	3,128	17
3/21/2018	Barclays Bank PLC	41,193	HUF	160	160	—
3/21/2018	Barclays Bank PLC	8,795,890	ILS	2,508,231	2,542,162	33,931
3/21/2018	Barclays Bank PLC	18,836	ILS	5,374	5,444	70
3/21/2018	Barclays Bank PLC	12,007	ILS	3,411	3,470	59
3/21/2018	Barclays Bank PLC	36,860	ILS	10,587	10,653	66
3/21/2018	Barclays Bank PLC	15,186	ILS	4,368	4,389	21
3/21/2018	Barclays Bank PLC	43,713	ILS	12,629	12,634	5
3/21/2018	Barclays Bank PLC	598,565	INR	9,192	9,286	94

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Barclays Bank PLC	546,356,258	INR	$8,389,348	$8,475,704	$86,356
3/21/2018	Barclays Bank PLC	1,378,213	INR	21,172	21,380	208
3/21/2018	Barclays Bank PLC	2,643,332	INR	40,847	41,006	159
3/21/2018	Barclays Bank PLC	1,740,610	INR	26,934	27,002	68
3/21/2018	Barclays Bank PLC	121,786	INR	1,891	1,889	(2)
3/21/2018	Barclays Bank PLC	14,344,897	KRW	13,139	13,418	279
3/21/2018	Barclays Bank PLC	6,025,744,222	KRW	5,518,890	5,636,186	117,296
3/21/2018	Barclays Bank PLC	8,083,573	KRW	7,423	7,561	138
3/21/2018	Barclays Bank PLC	24,271,665	KRW	22,396	22,703	307
3/21/2018	Barclays Bank PLC	27,867,579	KRW	26,072	26,066	(6)
3/21/2018	Barclays Bank PLC	12,899	NOK	1,553	1,581	28
3/21/2018	Barclays Bank PLC	3,545,580	NOK	426,966	434,466	7,500
3/21/2018	Barclays Bank PLC	1,907,219	PHP	37,669	38,068	399
3/21/2018	Barclays Bank PLC	3,125,816	PHP	61,607	62,391	784
3/21/2018	Barclays Bank PLC	2,279,559	PHP	44,913	45,499	586
3/21/2018	Barclays Bank PLC	2,275,591	PHP	44,918	45,420	502
3/21/2018	Barclays Bank PLC	2,601,176	PHP	51,283	51,919	636
3/21/2018	Barclays Bank PLC	2,786,967	PHP	55,011	55,627	616
3/21/2018	Barclays Bank PLC	2,891,579	PHP	57,032	57,715	683
3/21/2018	Barclays Bank PLC	3,195,290	PHP	63,327	63,777	450
3/21/2018	Barclays Bank PLC	3,899,983	PHP	77,479	77,843	364
3/21/2018	Barclays Bank PLC	3,457,837	PHP	68,747	69,018	271
3/21/2018	Barclays Bank PLC	7,239,474	PHP	144,917	144,498	(419)
3/21/2018	Barclays Bank PLC	3,889,474	PHP	77,961	77,633	(328)
3/21/2018	Barclays Bank PLC	3,889,105	PHP	77,793	77,626	(167)
3/21/2018	Barclays Bank PLC	8,436,375	PLN	2,361,474	2,428,733	67,259
3/21/2018	Barclays Bank PLC	15,470	PLN	4,329	4,454	125
3/21/2018	Barclays Bank PLC	7,188	PLN	2,017	2,069	52
3/21/2018	Barclays Bank PLC	56,751	PLN	16,010	16,338	328
3/21/2018	Barclays Bank PLC	34,067	PLN	9,734	9,807	73
3/21/2018	Barclays Bank PLC	123,135,602	RUB	2,052,332	2,115,766	63,434
3/21/2018	Barclays Bank PLC	25,367	RUB	424	436	12
3/21/2018	Barclays Bank PLC	788,592	RUB	13,310	13,550	240
3/21/2018	Barclays Bank PLC	275,699	RUB	4,742	4,737	(5)
3/21/2018	Barclays Bank PLC	372,013	RUB	6,388	6,392	4
3/21/2018	Barclays Bank PLC	23,140	SEK	2,739	2,840	101
3/21/2018	Barclays Bank PLC	7,238,496	SEK	856,546	888,447	31,901
3/21/2018	Barclays Bank PLC	444,643	SEK	52,615	54,575	1,960
3/21/2018	Barclays Bank PLC	15,954	SGD	11,814	11,953	139
3/21/2018	Barclays Bank PLC	5,624,902	SGD	4,163,748	4,214,221	50,473
3/21/2018	Barclays Bank PLC	2,247	SGD	1,665	1,684	19
3/21/2018	Barclays Bank PLC	28,133	SGD	20,910	21,077	167
3/21/2018	Barclays Bank PLC	18,582	SGD	13,903	13,922	19
3/21/2018	Barclays Bank PLC	5,362	SGD	4,017	4,017	—
3/21/2018	Barclays Bank PLC	139,298	TRY	35,302	35,878	576
3/21/2018	Barclays Bank PLC	100,652	TRY	25,539	25,924	385
3/21/2018	Barclays Bank PLC	32,687	TRY	8,256	8,419	163
3/21/2018	Barclays Bank PLC	51,276	TRY	12,858	13,207	349
3/21/2018	Barclays Bank PLC	31,993	TRY	8,047	8,240	193
3/21/2018	Barclays Bank PLC	13,476	TRY	3,410	3,471	61
3/21/2018	Barclays Bank PLC	56,094	TRY	14,214	14,448	234
3/21/2018	Barclays Bank PLC	31,368	TRY	7,964	8,079	115
3/21/2018	Barclays Bank PLC	140,256	TRY	35,766	36,124	358
3/21/2018	Barclays Bank PLC	101,289	TRY	25,858	26,088	230
3/21/2018	Barclays Bank PLC	129,241	TRY	33,092	33,287	195
3/21/2018	Barclays Bank PLC	566,653	TRY	144,666	145,948	1,282

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Barclays Bank PLC	70,124	TRY	$17,983	$18,061	$78
3/21/2018	Barclays Bank PLC	133,720	TRY	34,574	34,441	(133)
3/21/2018	Barclays Bank PLC	244,790	TWD	8,214	8,265	51
3/21/2018	Barclays Bank PLC	131,097,302	TWD	4,398,500	4,426,399	27,899
3/22/2018	Barclays Bank PLC	296,085	TWD	9,966	9,997	31
3/22/2018	Barclays Bank PLC	15,631	ZAR	1,130	1,248	118
3/22/2018	Barclays Bank PLC	574,501	ZAR	41,494	45,849	4,355
3/22/2018	Barclays Bank PLC	519,614	ZAR	37,611	41,469	3,858
3/22/2018	Barclays Bank PLC	47,278	ZAR	3,413	3,773	360
3/22/2018	Barclays Bank PLC	411,959	ZAR	30,198	32,877	2,679
3/22/2018	Barclays Bank PLC	676,724	ZAR	50,131	54,008	3,877
3/22/2018	Barclays Bank PLC	815,990	ZAR	62,000	65,122	3,122
3/22/2018	Barclays Bank PLC	997,692	ZAR	76,739	79,623	2,884
3/22/2018	Barclays Bank PLC	349,575	ZAR	26,971	27,899	928
3/22/2018	Barclays Bank PLC	349,470	ZAR	26,971	27,890	919
3/22/2018	Barclays Bank PLC	349,330	ZAR	26,971	27,879	908
3/22/2018	Barclays Bank PLC	349,146	ZAR	26,972	27,864	892
3/22/2018	Barclays Bank PLC	349,228	ZAR	26,971	27,871	900
3/22/2018	Barclays Bank PLC	349,206	ZAR	26,972	27,869	897
3/22/2018	Barclays Bank PLC	136,220	ZAR	10,520	10,871	351
3/22/2018	Barclays Bank PLC	345,114	ZAR	26,773	27,543	770
3/22/2018	Barclays Bank PLC	345,152	ZAR	26,772	27,546	774
3/22/2018	Barclays Bank PLC	345,154	ZAR	26,773	27,546	773
3/22/2018	Barclays Bank PLC	345,097	ZAR	26,773	27,541	768
3/22/2018	Barclays Bank PLC	304,924	ZAR	23,655	24,335	680
3/22/2018	Barclays Bank PLC	347,987	ZAR	27,044	27,772	728
3/22/2018	Barclays Bank PLC	348,192	ZAR	27,044	27,788	744
3/22/2018	Barclays Bank PLC	348,408	ZAR	27,044	27,806	762
3/22/2018	Barclays Bank PLC	348,065	ZAR	27,044	27,778	734
3/22/2018	Barclays Bank PLC	100,243	ZAR	7,782	8,000	218
3/22/2018	Barclays Bank PLC	347,910	ZAR	26,960	27,766	806
3/22/2018	Barclays Bank PLC	348,069	ZAR	26,960	27,779	819
3/22/2018	Barclays Bank PLC	348,138	ZAR	26,961	27,784	823
3/22/2018	Barclays Bank PLC	109,983	ZAR	8,516	8,778	262
3/22/2018	Barclays Bank PLC	294,488	ZAR	23,613	23,502	(111)
3/22/2018	Barclays Bank PLC	294,479	ZAR	23,613	23,502	(111)
3/22/2018	Barclays Bank PLC	98,772	ZAR	7,921	7,883	(38)
3/22/2018	Barclays Bank PLC	625,789	ZAR	50,336	49,943	(393)
						$723,316

To Sell:
1/3/2018	Barclays Bank PLC	9,763	BRL	2,988	2,942	46
1/3/2018	Barclays Bank PLC	9,172	BRL	2,816	2,764	52
1/3/2018	Barclays Bank PLC	5,200	BRL	1,606	1,567	39
1/3/2018	Barclays Bank PLC	2,201	BRL	668	663	5
1/3/2018	Barclays Bank PLC	61,427	BRL	18,618	18,511	107
1/3/2018	Barclays Bank PLC	68,636	BRL	20,810	20,684	126
1/3/2018	Barclays Bank PLC	87,501	BRL	26,286	26,369	(83)
1/3/2018	Barclays Bank PLC	328,617	BRL	99,391	99,031	360
1/3/2018	Barclays Bank PLC	245,551	BRL	73,441	73,998	(557)
1/3/2018	Barclays Bank PLC	235,782	BRL	71,117	71,055	62
1/3/2018	Barclays Bank PLC	211,530	BRL	64,242	63,746	496
1/3/2018	Barclays Bank PLC	184,570	BRL	56,010	55,622	388
1/3/2018	Barclays Bank PLC	189,086	BRL	57,330	56,983	347
1/3/2018	Barclays Bank PLC	213,144	BRL	64,456	64,232	224
1/3/2018	Barclays Bank PLC	192,740	BRL	57,993	58,084	(91)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
1/3/2018	Barclays Bank PLC	211,261	BRL	$63,742	$63,665	$77
1/3/2018	Barclays Bank PLC	1,903,930	BRL	576,337	573,763	2,574
1/3/2018	Barclays Bank PLC	2,400	BRL	725	723	2
1/3/2018	Barclays Bank PLC	8,314	BRL	2,513	2,505	8
1/3/2018	Barclays Bank PLC	12,150	BRL	3,673	3,662	11
1/3/2018	Barclays Bank PLC	51,987	BRL	15,716	15,667	49
1/3/2018	Barclays Bank PLC	713,067	BRL	215,558	214,888	670
1/3/2018	Barclays Bank PLC	3,372,191	BRL	1,019,405	1,016,234	3,171
2/2/2018	Barclays Bank PLC	381,126	BRL	114,949	114,442	507
2/2/2018	Barclays Bank PLC	118,196	BRL	35,631	35,491	140
3/21/2018	Barclays Bank PLC	60,934	CAD	47,481	48,682	(1,201)
3/21/2018	Barclays Bank PLC	81,415	CAD	64,000	65,045	(1,045)
3/21/2018	Barclays Bank PLC	4,873,898	CLP	7,438	7,920	(482)
3/21/2018	Barclays Bank PLC	8,534,877	CLP	12,998	13,868	(870)
3/21/2018	Barclays Bank PLC	25,775,997	CLP	39,209	41,883	(2,674)
3/21/2018	Barclays Bank PLC	31,131,671	CLP	47,368	50,585	(3,217)
3/21/2018	Barclays Bank PLC	8,166,916	CLP	12,579	13,270	(691)
3/21/2018	Barclays Bank PLC	23,429,098	CLP	36,117	38,070	(1,953)
3/21/2018	Barclays Bank PLC	8,088,250	CLP	12,605	13,142	(537)
3/21/2018	Barclays Bank PLC	10,116,502	CLP	15,760	16,438	(678)
3/21/2018	Barclays Bank PLC	19,706,381	CLP	30,911	32,021	(1,110)
3/21/2018	Barclays Bank PLC	10,081,440	CLP	16,112	16,381	(269)
3/21/2018	Barclays Bank PLC	12,379,659	CLP	19,919	20,115	(196)
3/21/2018	Barclays Bank PLC	4,113,247	CLP	6,614	6,684	(70)
3/21/2018	Barclays Bank PLC	26,688,069	CLP	42,940	43,365	(425)
3/21/2018	Barclays Bank PLC	1,632,437	CLP	2,621	2,653	(32)
3/21/2018	Barclays Bank PLC	117,081,215	CLP	189,922	190,243	(321)
3/21/2018	Barclays Bank PLC	2,607,131	CLP	4,236	4,236	—
3/21/2018	Barclays Bank PLC	217,683	CZK	10,137	10,274	(137)
3/21/2018	Barclays Bank PLC	64,815	CZK	2,993	3,059	(66)
3/21/2018	Barclays Bank PLC	255,283	CZK	11,880	12,049	(169)
3/21/2018	Barclays Bank PLC	110,668	CZK	5,140	5,223	(83)
3/21/2018	Barclays Bank PLC	237,834	CZK	11,097	11,225	(128)
3/21/2018	Barclays Bank PLC	541,325	CZK	25,197	25,550	(353)
3/21/2018	Barclays Bank PLC	445,038	CZK	20,718	21,005	(287)
3/21/2018	Barclays Bank PLC	79,302	CZK	3,689	3,743	(54)
3/21/2018	Barclays Bank PLC	5,245,166	CZK	244,005	247,564	(3,559)
3/21/2018	Barclays Bank PLC	109,000	EUR	128,858	131,527	(2,669)
3/21/2018	Barclays Bank PLC	52,000	EUR	61,650	62,747	(1,097)
3/21/2018	Barclays Bank PLC	576,000	EUR	683,814	695,043	(11,229)
3/21/2018	Barclays Bank PLC	107,000	EUR	127,133	129,114	(1,981)
3/21/2018	Barclays Bank PLC	64,958	EUR	77,507	78,383	(876)
3/21/2018	Barclays Bank PLC	6,042	EUR	7,209	7,291	(82)
3/21/2018	Barclays Bank PLC	56,000	GBP	75,471	75,957	(486)
3/21/2018	Barclays Bank PLC	2,855,128	HKD	366,283	365,811	472
3/21/2018	Barclays Bank PLC	476,539	HKD	61,000	61,056	(56)
3/21/2018	Barclays Bank PLC	1,116,105	HUF	4,209	4,338	(129)
3/21/2018	Barclays Bank PLC	583,786	HUF	2,191	2,269	(78)
3/21/2018	Barclays Bank PLC	1,830,281	HUF	6,938	7,113	(175)
3/21/2018	Barclays Bank PLC	1,544,828	HUF	5,879	6,004	(125)
3/21/2018	Barclays Bank PLC	7,473,774	HUF	28,500	29,047	(547)
3/21/2018	Barclays Bank PLC	451,977	HUF	1,727	1,757	(30)
3/21/2018	Barclays Bank PLC	36,821,138	HUF	141,567	143,106	(1,539)
3/21/2018	Barclays Bank PLC	31,934	ILS	9,110	9,230	(120)
3/21/2018	Barclays Bank PLC	5,463	ILS	1,546	1,579	(33)
3/21/2018	Barclays Bank PLC	32,495	ILS	9,246	9,392	(146)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Barclays Bank PLC	32,770	ILS	$9,339	$9,471	$(132)
3/21/2018	Barclays Bank PLC	26,097	ILS	7,457	7,542	(85)
3/21/2018	Barclays Bank PLC	17,099	ILS	4,899	4,942	(43)
3/21/2018	Barclays Bank PLC	181,487	ILS	52,144	52,453	(309)
3/21/2018	Barclays Bank PLC	936,289	ILS	269,584	270,604	(1,020)
3/21/2018	Barclays Bank PLC	16,097	ILS	4,652	4,652	—
3/21/2018	Barclays Bank PLC	1,290,240	INR	19,841	20,016	(175)
3/21/2018	Barclays Bank PLC	224,802	INR	3,451	3,487	(36)
3/21/2018	Barclays Bank PLC	1,081,401	INR	16,669	16,776	(107)
3/21/2018	Barclays Bank PLC	1,529,046	INR	23,642	23,720	(78)
3/21/2018	Barclays Bank PLC	893,542	INR	13,792	13,862	(70)
3/21/2018	Barclays Bank PLC	1,575,611	INR	24,388	24,443	(55)
3/21/2018	Barclays Bank PLC	13,242,107	INR	204,983	205,427	(444)
3/21/2018	Barclays Bank PLC	285,846	INR	4,430	4,434	(4)
3/21/2018	Barclays Bank PLC	1,003,309	INR	15,540	15,564	(24)
3/21/2018	Barclays Bank PLC	58,271,511	INR	902,385	903,974	(1,589)
3/21/2018	Barclays Bank PLC	1,144,605,820	KRW	1,048,327	1,070,608	(22,281)
3/21/2018	Barclays Bank PLC	18,852,325	KRW	17,274	17,634	(360)
3/21/2018	Barclays Bank PLC	17,153,010	KRW	15,750	16,044	(294)
3/21/2018	Barclays Bank PLC	26,221,832	KRW	24,134	24,527	(393)
3/21/2018	Barclays Bank PLC	7,133,062	KRW	6,563	6,672	(109)
3/21/2018	Barclays Bank PLC	4,910,875	KRW	4,515	4,593	(78)
3/21/2018	Barclays Bank PLC	2,013,344	KRW	1,864	1,883	(19)
3/21/2018	Barclays Bank PLC	125,895,781	KRW	116,622	117,757	(1,135)
3/21/2018	Barclays Bank PLC	17,817,153	KRW	16,559	16,665	(106)
3/21/2018	Barclays Bank PLC	9,626,175	KRW	8,952	9,004	(52)
3/21/2018	Barclays Bank PLC	636,608,563	KRW	593,331	595,452	(2,121)
3/21/2018	Barclays Bank PLC	283,619	NOK	33,929	34,754	(825)
3/21/2018	Barclays Bank PLC	284,689	NOK	34,263	34,885	(622)
3/21/2018	Barclays Bank PLC	302,761	NOK	36,303	37,100	(797)
3/21/2018	Barclays Bank PLC	330,272	NOK	40,135	40,471	(336)
3/21/2018	Barclays Bank PLC	159,304	NOK	19,288	19,521	(233)
3/21/2018	Barclays Bank PLC	188,684	NOK	22,627	23,121	(494)
3/21/2018	Barclays Bank PLC	152,297	NOK	18,266	18,662	(396)
3/21/2018	Barclays Bank PLC	169,352	NOK	20,362	20,752	(390)
3/21/2018	Barclays Bank PLC	308,658	NOK	36,809	37,822	(1,013)
3/21/2018	Barclays Bank PLC	395,552	NOK	47,452	48,470	(1,018)
3/21/2018	Barclays Bank PLC	406,915	NOK	49,245	49,862	(617)
3/21/2018	Barclays Bank PLC	144,937	NOK	17,563	17,760	(197)
3/21/2018	Barclays Bank PLC	85,306	NOK	10,431	10,453	(22)
3/21/2018	Barclays Bank PLC	57,760,439	PHP	1,140,091	1,152,884	(12,793)
3/21/2018	Barclays Bank PLC	44,527	PLN	12,512	12,819	(307)
3/21/2018	Barclays Bank PLC	886,724	PLN	252,088	255,277	(3,189)
3/21/2018	Barclays Bank PLC	21,226	PLN	5,920	6,111	(191)
3/21/2018	Barclays Bank PLC	44,025	PLN	12,367	12,674	(307)
3/21/2018	Barclays Bank PLC	4,854	PLN	1,360	1,397	(37)
3/21/2018	Barclays Bank PLC	2,566	PLN	721	739	(18)
3/21/2018	Barclays Bank PLC	42,135	PLN	11,879	12,130	(251)
3/21/2018	Barclays Bank PLC	89,124	PLN	25,199	25,658	(459)
3/21/2018	Barclays Bank PLC	80,711	PLN	22,812	23,236	(424)
3/21/2018	Barclays Bank PLC	11,439	PLN	3,234	3,293	(59)
3/21/2018	Barclays Bank PLC	520,246	RUB	8,659	8,939	(280)
3/21/2018	Barclays Bank PLC	360,555	RUB	6,046	6,195	(149)
3/21/2018	Barclays Bank PLC	361,572	RUB	6,088	6,213	(125)
3/21/2018	Barclays Bank PLC	109,355	RUB	1,835	1,879	(44)
3/21/2018	Barclays Bank PLC	183,617	RUB	3,094	3,155	(61)

See accompanying notes to consolidated financial statements.

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts (Continued)

		Currency Units to				Unrealized Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Barclays Bank PLC	280,238	RUB	$4,721	$4,815	$(94)
3/21/2018	Barclays Bank PLC	2,556,355	RUB	43,187	43,924	(737)
3/21/2018	Barclays Bank PLC	182,414	RUB	3,094	3,134	(40)
3/21/2018	Barclays Bank PLC	13,107,226	RUB	224,553	225,214	(661)
3/21/2018	Barclays Bank PLC	85,702	SEK	10,161	10,519	(358)
3/21/2018	Barclays Bank PLC	56,338	SEK	6,732	6,915	(183)
3/21/2018	Barclays Bank PLC	52,022	SEK	6,205	6,385	(180)
3/21/2018	Barclays Bank PLC	51,800	SEK	6,212	6,358	(146)
3/21/2018	Barclays Bank PLC	22,948	SEK	2,743	2,817	(74)
3/21/2018	Barclays Bank PLC	41,611	SEK	4,950	5,107	(157)
3/21/2018	Barclays Bank PLC	3,139	SEK	375	385	(10)
3/21/2018	Barclays Bank PLC	55,294	SEK	6,656	6,787	(131)
3/21/2018	Barclays Bank PLC	140,107	SEK	16,756	17,197	(441)
3/21/2018	Barclays Bank PLC	59,486	SEK	7,139	7,301	(162)
3/21/2018	Barclays Bank PLC	715,938	SEK	87,152	87,874	(722)
3/21/2018	Barclays Bank PLC	7,047	SEK	862	865	(3)
3/21/2018	Barclays Bank PLC	173,541	SGD	128,461	130,018	(1,557)
3/21/2018	Barclays Bank PLC	18,683	SGD	13,836	13,997	(161)
3/21/2018	Barclays Bank PLC	94,470	SGD	70,000	70,778	(778)
3/21/2018	Barclays Bank PLC	3,956	SGD	2,930	2,964	(34)
3/21/2018	Barclays Bank PLC	16,528	SGD	12,285	12,383	(98)
3/21/2018	Barclays Bank PLC	14,624	SGD	10,871	10,957	(86)
3/21/2018	Barclays Bank PLC	1,912	SGD	1,419	1,432	(13)
3/21/2018	Barclays Bank PLC	14,891	SGD	11,070	11,157	(87)
3/21/2018	Barclays Bank PLC	128,440	SGD	95,568	96,228	(660)
3/21/2018	Barclays Bank PLC	2,276	SGD	1,695	1,705	(10)
3/21/2018	Barclays Bank PLC	5,886	SGD	4,384	4,410	(26)
3/21/2018	Barclays Bank PLC	594,271	SGD	443,314	445,233	(1,919)
3/21/2018	Barclays Bank PLC	5,203,921	TRY	1,318,058	1,340,328	(22,270)
3/21/2018	Barclays Bank PLC	296,319	TWD	9,949	10,005	(56)
3/21/2018	Barclays Bank PLC	207,478	TWD	6,960	7,005	(45)
3/21/2018	Barclays Bank PLC	400,308	TWD	13,472	13,516	(44)
3/21/2018	Barclays Bank PLC	676,800	TWD	22,744	22,852	(108)
3/21/2018	Barclays Bank PLC	533,714	TWD	17,929	18,020	(91)
3/21/2018	Barclays Bank PLC	717,832	TWD	24,211	24,237	(26)
3/21/2018	Barclays Bank PLC	3,520,006	TWD	118,595	118,850	(255)
3/21/2018	Barclays Bank PLC	598,767	TWD	20,186	20,217	(31)
3/21/2018	Barclays Bank PLC	626,556	TWD	21,157	21,155	2
3/21/2018	Barclays Bank PLC	14,147,985	TWD	477,321	477,696	(375)
3/21/2018	Barclays Bank PLC	4,425	TWD	150	149	1
3/21/2018	Barclays Bank PLC	428,268	TWD	14,548	14,460	88
3/22/2018	Barclays Bank PLC	39,442,626	JPY	349,556	351,610	(2,054)
3/22/2018	Barclays Bank PLC	7,104,516	JPY	63,000	63,333	(333)
3/22/2018	Barclays Bank PLC	441,453	ZAR	31,855	35,231	(3,376)
3/22/2018	Barclays Bank PLC	1,334,666	ZAR	96,309	106,516	(10,207)
3/22/2018	Barclays Bank PLC	26,931	ZAR	2,145	2,149	(4)
						$(138,288)
	Net unrealized appreciation on forward foreign currency contracts					$585,028

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares				Value
	INVESTMENTS - 40.6%
	EXCHANGE TRADED FUNDS - 7.6%
	DEBT FUNDS - 3.6%
36,824	iShares iBoxx $ Investment Grade Corporate Bond ETF			$4,476,325

	COMMODITY FUNDS - 0.3%
2,700	SPDR Gold Shares			333,855
2,500	United States Oil Fund LP			30,025
				363,880
	EQUITY FUNDS - 3.7%
13,106	Consumer Discretionary Select Sector SPDR Fund			1,293,431
1,391	Consumer Staples Select Sector SPDR Fund			79,134
1,168	Energy Select Sector SPDR Fund			84,400
11,573	Financial Select Sector SPDR Fund			323,003
992	Health Care Select Sector SPDR Fund			82,019
17,269	Industrial Select Sector SPDR Fund			1,306,745
2,200	Materials Select Sector SPDR Fund			133,166
17,398	Technology Select Sector SPDR Fund			1,112,602
1,521	Utilities Select Sector SPDR Fund			80,126
				4,494,626

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,217,791)			9,334,831
	EXCHANGE TRADED NOTES - 0.1%
	DEBT FUNDS - 0.1%
4,800	iPath Bloomberg Nickel Subindex Total Return ETN (Cost - $63,096)			73,872

Principal
Amount ($)		Yield (b)	Maturity
	SHORT-TERM INVESTMENTS - 32.9%
	CERTIFICATES OF DEPOSIT - 4.9%
$3,640,000	Sumitomo Mitsui Trust Bank Corp.	1.3700	1/5/2018	3,640,000
2,430,000	Sumitomo Mitsui Trust Bank Ltd.	1.3700	1/5/2018	2,430,000
				6,070,000
	COMMERCIAL PAPER - 10.1%
3,650,000	American Honda Finance Corporation	1.4057	1/11/2018	3,648,581
275,000	The Coca-Cola Company	1.4057	1/12/2018	274,882
1,230,000	DCAT, LLC	1.5770	1/8/2018	1,229,625
3,650,000	MetLife Short Term Funding LLC	1.4460	1/12/2018	3,648,394
3,650,000	PACCAR Financial Corp.	1.3251	1/9/2018	3,648,929
				12,450,411
	DISCOUNT AGENCY NOTES - 17.9%
12,000,000	Federal Home Loan Bank Discount Notes	—	1/2/2018	11,999,650
10,000,000	Federal Home Loan Bank Discount Notes	0.9900	1/8/2018	9,997,978
				21,997,628
	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,518,039)			40,518,039

	TOTAL INVESTMENTS - 40.6% (Cost - $49,798,926) (c)			$49,926,742
	OTHER ASSETS LESS LIABILITIES - 59.4%			73,041,478
	TOTAL NET ASSETS - 100.0%			$122,968,220

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,094,136 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$143,052
Unrealized Depreciation:	(437,278)
Net Unrealized Appreciation:	$(294,226)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	SHORT FUTURES CONTRACTS

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
8	3MO Euro EURIBOR	March-20	2,396,799	$210
4	3MO Euro EURIBOR	March-21	1,194,437	816
27	90-Day Euro$ Future	June-18	6,620,063	(100)
44	90-Day Euro$ Future	December-18	10,764,050	24,412
76	90-Day Euro$ Future	March-19	18,581,050	22,862
25	90-Day Euro$ Future	December-19	6,104,375	14,550
2	90-Day Euro$ Future	March-20	488,300	(100)
9	90-Day Euro$ Future	December-20	2,196,338	3,000
4	90-Day Euro$ Future	December-21	975,550	112
66	90-Day Sterling Future	December-18	11,073,144	(8,966)
1	Amsterdam Index Future	January-18	130,768	84
22	Australian 10YR Bond Future	March-18	2,222,460	(4,611)
100	Australian 3YR Bond Future	March-18	8,689,440	13,059
4	Bank Acceptance Future	September-18	781,476	5,523
21	Bank Acceptance Future	December-18	4,098,138	11,771
2	Brent Crude Future (a)	January-18	127,140	260
6	Brent Crude Future (a)	March-18	401,220	(14,885)
6	CAC40 10 Euro Future	January-18	382,611	708
1	Canadian Dollar Future	March-18	79,900	(110)
59	Canadian 10YR Bond Future	March-18	6,346,638	51,587
2	Canola Future (WCE) (a)	March-18	15,602	468
1	Canola Future (WCE) (a)	May-18	7,913	153
2	Cattle Feeder Future (a)	January-18	146,000	3,925
29	CBOE Volatility Index Future	January-18	332,775	(2,735)
16	CBOE Volatility Index Future	February-18	199,600	8,430
21	CBOE Volatility Index Future	March-18	277,725	3,100
4	CBOE Volatility Index Future	April-18	55,500	2,770
2	CBOE Volatility Index Future	May-18	28,750	1,680
1	CBOE Volatility Index Future	June-18	14,825	375
7	CHF Currency Future	March-18	903,613	(12,394)
31	Cocoa Future (a)	March-18	586,520	(3,690)
2	Cocoa Future (a)	May-18	37,860	2,970
29	Cocoa ICE Future (a)	March-18	540,586	18,158
1	Cocoa ICE Future (a)	May-18	18,952	308
1	Cocoa ICE Future (a)	July-18	19,209	2,523
19	Coffee Robusta Future (a)	March-18	326,420	2,490
38	Coffee Future (a)	March-18	1,798,350	26,062
1	Copper Future (a)	March-18	82,513	(1,937)
214	Corn Future (a)	March-18	3,753,025	30,925
13	Corn Future (a)	May-18	233,350	913
5	Corn Future (a)	July-18	91,813	725
21	Corn Future (a)	December-18	403,200	—

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	SHORT FUTURES CONTRACTS (Continued)

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
1	Crude Palm Oil Future (a)	February-18	15,326	$75
6	Crude Palm Oil Future (a)	March-18	92,772	466
2	Crude Palm Oil Future (a)	April-18	31,147	29
9	DIJA Mini E-CBOT	March-18	1,113,075	(21,170)
15	Dollar Index Future	March-18	1,377,390	20,834
7	Euro CHF 3MO ICE	September-18	1,807,645	(178)
15	Euro STOXX 50 Future	March-18	629,160	3,470
2	Euro BOBL Future	March-18	316,075	24
122	Euro SCHATZ Future	March-18	16,404,082	21,213
1	FTSE/JSE Top 40 Index Future	March-18	42,952	(383)
12	FTSE/MIB IDX Future	March-18	1,567,550	5,109
1	GBP/NZD Future	March-18	170,061	3,155
5	Gold 100 Oz Future (a)	February-18	654,650	(24,670)
1	Hang Seng Index	January-18	191,550	(1,670)
3	IBEX 35 Index	January-18	360,990	2,418
2	JPN 10YR Bond (OSE)	March-18	2,676,964	(976)
20	JPN YEN Currency Future	March-18	2,228,500	(3,950)
39	KC HRW Wheat Future (a)	March-18	833,138	26,487
2	KC HRW Wheat Future (a)	May-18	44,100	225
2	Lean Hogs (a)	February-18	57,420	(2,400)
5	Live Cattle (a)	February-18	243,100	(3,550)
3	Mexican Peso Future	March-18	75,120	(300)
6	Mill Wheat Euro (a)	March-18	57,278	1,465
5	Mill Wheat Euro (a)	May-18	48,783	972
1	Mill Wheat Euro (a)	September-18	10,027	165
8	Mini FTSE/MIB Future	March-18	209,007	707
2	MSCI SING IX ETS	January-18	58,081	(598)
5	MSCI Taiwan Index	January-18	196,500	(2,800)
70	Natural Gas Future (a)	February-18	2,067,100	(161,260)
7	Natural Gas Future (a)	March-18	203,420	(20,860)
8	Natural Gas Future (a)	April-18	219,920	2,680
6	Natural Gas Future (a)	May-18	164,460	(7,440)
1	Natural Gas Future (a)	October-18	28,120	1,440

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	SHORT FUTURES CONTRACTS (Continued)

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
6	New Zealand Future	March-18	425,220	$(6,270)
20	Platinum Future (a)	April-18	938,300	(13,895)
2	Rapeseed Euro (a)	February-18	41,758	1,791
1	Russell 2000 Mini Future	March-18	76,825	890
1	S&P 500 E-mini Future	March-18	133,800	862
1	SGX Nifty 50	January-18	21,117	88
51	Silver Future (a)	March-18	4,371,975	(280,475)
2	Silver Future (a)	May-18	172,210	(4,125)
1	Soybean Future (a)	January-18	47,588	363
103	Soybean Future (a)	March-18	4,953,013	10,487
5	Soybean Future (a)	May-18	243,250	(375)
1	Soybean Future (a)	July-18	49,163	(100)
9	Soybean Future (a)	November-18	439,088	(700)
13	Soybean Meal Future (a)	March-18	411,840	990
4	Soybean Meal Future (a)	May-18	128,040	1,240
17	Soybean Oil Future (a)	March-18	339,252	(2,322)
6	Soybean Oil Future (a)	May-18	120,348	(1,434)
2	Soybean Oil Future (a)	July-18	40,344	(408)
6	Soybean Oil Future (a)	December-18	120,240	612
7	Swiss Market IX Future	March-18	665,808	7,049
125	US 2YR Note (CBT) Future	March-18	26,763,672	37,625
430	US 5YR Note (CBT) Future	March-18	49,950,547	(8,031)
210	US 10YR Note (CBT) Future	March-18	26,049,844	(39,312)
28	US 10YR Ultra Future	March-18	3,739,750	4,063
25	US Long Bond (CBT)	March-18	3,825,000	(28,156)
18	VSTOXX Future	January-18	29,936	34
13	VSTOXX Future	February-18	25,679	(817)
61	Wheat (CBT) Future (a)	March-18	1,302,350	38,938
5	Wheat (CBT) Future (a)	May-18	110,063	6,525
2	Wheat (CBT) Future (a)	July-18	45,325	1,675
8	Wheat (CBT) Future (a)	December-18	192,800	3,350
8	White Sugar (ICE) (a)	March-18	157,880	(9,920)
5	WIG20 Index Future	March-18	70,623	993
84	World Sugar #11 (a)	March-18	1,426,253	(88,088)
2	World Sugar #11 (a)	May-18	33,645	(2,318)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	SHORT FUTURES CONTRACTS (Continued)

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
1	World Sugar #11 (a)	July-18	16,845	$(739)
4	WTI Crude Future (a)	February-18	241,680	(3,440)
2	WTI Crude Future (a)	January-18	114,920	(2,840)
				$(332,059)

	LONG FUTURES CONTRACTS

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
16	3MO Euro EURIBOR	September-18	4,816,653	$1,422
65	3MO Euro EURIBOR	December-18	19,559,846	(5,354)
1	3MO Euro EURIBOR	March-19	300,696	(15)
28	90-Day Bank Bill	September-18	21,796,484	(3,506)
4	90-Day Bank Bill	March-19	3,112,256	230
15	Amsterdam Index	January-18	1,961,508	(21,562)
5	Australian Dollar Future	March-18	390,550	1,480
42	Australian 10Y Bond Future	March-18	4,242,879	(17,342)
86	BIST National 30 Index	February-18	329,339	4,943
18	BP Currency Future	March-18	1,525,163	14,788
7	Brent Crude Future (a)	February-18	467,040	14,870
53	Brent Crude Future (a)	March-18	3,544,110	160,070
6	Brent Crude Future (a)	April-18	398,640	17,810
5	Brent Crude Future (a)	May-18	330,450	16,100
1	Brent Crude Future (a)	June-18	65,780	750
4	Brent Crude Future (a)	December-18	254,560	24,180
2	Brent Fin Last Future (a)	March-18	133,740	4,500
21	Canadian Dollar Future	March-18	1,677,900	29,485
49	CAC40 10 Euro Future	January-18	3,124,658	(37,499)
11	Canola Future (WCE) (a)	March-18	85,809	(4,948)
2	Cattle Feeder Future (a)	January-18	146,000	(3,213)
2	Cattle Feeder Future (a)	March-18	142,675	(1,575)
4	CBOE VIX Future (a)	January-18	45,900	(18,400)
10	CBOE VIX Future	January-18	114,750	2,550
23	CBOE VIX Future	February-18	286,925	5,325
11	CBOE VIX Future	April-18	152,625	1,925
23	CBOE VIX Future	May-18	330,625	(175)
9	CBOE VIX Future	June-18	133,425	(1,625)
71	Copper Future (a)	March-18	5,858,388	307,362
2	Copper Future (a)	May-18	165,750	15,950
21	Cotton No. 2 Future (a)	March-18	825,615	32,225
1	Cotton No. 2 Future (a)	May-18	39,480	1,800
6	DAX Index	March-18	2,325,351	(32,006)
1	DAX Index	March-18	77,512	(820)
43	DJIA Mini e-CBOT	March-18	5,318,025	70,580

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	LONG FUTURES CONTRACTS (Continued)

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
3	E-Mini Crude Oil Future (a)	February-18	90,630	$4,593
5	Euro BUXL 30Yr Bond	March-18	983,816	(19,038)
13	Euro FX Currency Future	March-18	1,962,269	30,075
99	Euro STOXX 50	March-18	4,152,454	(91,928)
102	Euro-BOBL Future	March-18	16,119,816	(71,854)
72	Euro-Bond Future	March-18	13,978,476	(56,778)
73	Euro BTP Future	March-18	11,933,824	(254,246)
93	Euro OAT Future	March-18	17,329,647	(204,199)
201	Euro SCHATZ Future	March-18	27,026,397	(33,064)
105	FTSE 100 Index	March-18	10,848,925	210,333
131	FTSE CHINA A50	January-18	1,734,768	(14,455)
4	FTSE KLCI Future	January-18	88,213	505
30	FTSE/JSE Top 40 Index Future	March-18	1,288,546	20,399
11	FTSE/MIB Index Future	March-18	1,436,920	(45,761)
29	Gasoline RBOB (a)	February-18	2,187,284	74,638
2	Gasoline RBOB (a)	March-18	152,317	4,725
2	Gasoline RBOB (a)	April-18	167,320	3,902
18	Gold 100 Oz. Future (a)	February-18	2,356,740	18,620
15	Hang Seng Index	January-18	2,873,243	23,723
16	HSCEI Future	January-18	1,200,414	2,092
6	IBEX 35 Index	January-18	721,979	(13,899)
5	ICE ECX Emission (a)	December-18	49,113	1,708
5	ICE Natural Gas Future (a)	February-18	106,870	1,689
26	JPN 10YR Bond (OSE)	March-18	34,800,533	(14,468)
1	JPN YEN Currency Future	March-18	111,425	263
3	KC HRW Wheat Future (a)	March-18	64,088	363
14	KOSPI2 Index	March-18	1,066,298	14,097
16	Lean Hogs (a)	February-18	459,360	21,520
1	Lean Hogs (a)	April-18	30,260	290
1	Lean Hogs (a)	June-18	33,570	1,330
2	Live Cattle (a)	February-18	97,240	(1,040)
2	Live Cattle (a)	April-18	97,940	(2,790)
7	LME Copper (a)	March-18	1,268,313	65,800
5	LME Lead (a)	March-18	382,800	34,110
15	LME Aluminum (a)	March-18	851,813	76,687
8	LME Zinc (a)	March-18	665,100	21,200
67	Long Gilt	March-18	11,343,789	41,464
51	Low Sulfur Gasoline (a)	February-18	3,068,925	85,375
4	Low Sulfur Gasoline (a)	March-18	239,700	13,500
2	Low Sulfur Gasoline (a)	April-18	118,800	6,850
2	Low Sulfur Gasoline (a)	May-18	117,950	6,300
1	Lumber Future (a)	March-18	48,609	(110)
1	Mexican Peso Future	March-18	25,040	(615)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	LONG FUTURES CONTRACTS (Continued)

				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
5	Mini FTSE/MIB	March-18	130,629	$(3,367)
4	Mini H-Shares Index	January-18	60,021	238
15	Mini HSI Index	January-18	574,649	6,028
4	TOPIX Index Future	March-18	64,518	1,250
18	Mini MSCI EAFE	March-18	1,840,950	19,125
36	Mini MSCI Emerging Market	March-18	2,094,660	66,705
49	MSCI SING IX ETS	January-18	1,422,995	12,266
27	MSCI TAIWAN Index	January-18	1,061,100	19,845
28	NASDAQ 100 E-Mini	March-18	3,588,900	(117)
7	Natural Gas Future (a)	January-18	191,660	3,410
2	NIKKEI 225 (CME)	March-18	227,400	1,850
7	NIKKEI 225 (OSE)	March-18	1,413,671	10,852
166	NIKKEI 225 (SGX)	March-18	16,765,779	(53,274)
58	NIKKEI 225 Mini	March-18	1,171,327	13,743
35	NY Harbor ULSD Futures (a)	February-18	3,040,107	199,286
3	NY Harbor ULSD Futures (a)	March-18	257,519	6,976
1	NY Harbor ULSD Futures (a)	May-18	83,710	4,502
103	OMXS30 Index	January-18	1,980,431	(37,259)
11	Palladium Future (a)	March-18	1,167,100	84,410
2	Platinum Future (a)	April-18	93,830	485
27	Russell 2000 Mini Future	March-18	2,074,275	10,053
14	S&P Mid 400 E-mini Future	March-18	2,663,360	13,935
20	S&P/TSX 60 Index Future	March-18	3,056,467	6,333
88	S&P 500 E-mini Future	March-18	11,774,400	67,705
56	SET50 Future	March-18	388,684	(2,023)
64	SGX NIFTY 50	January-18	1,351,488	827
83	Short-Term Euro-BTP	March-18	11,266,299	(49,818)
7	Silver Future (a)	March-18	600,075	14,925
1	Soybean Future (a)	January-18	47,588	(2,988)
6	Soybean Meal Future (a)	March-18	190,080	(3,180)
24	SPI 200 Future	March-18	2,825,127	(4,074)
2	STOXX EUROPE 600	March-18	21,903	(297)
1	STOXX EUROPE 600	March-18	17,250	(72)
51	STOXX EUROPE 600	March-18	1,183,786	(1,975)
81	SX5E Dividend Future	December-18	1,235,264	11,229
26	TOPIX Index Future	March-18	4,193,697	63,608
20	US 10YR Note (CBT)	March-18	2,480,938	(3,946)
3	US 10 Year Ultra Future	March-18	400,688	625
28	US 5YR Note (CBT)	March-18	3,252,594	(3,954)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	LONG FUTURES CONTRACTS (Continued)
				Unrealized
			Notional Value at	Appreciation/
Contracts	Issue	Expiration	December 31, 2017	(Depreciation)
22	US Long Bond (CBT)	March-18	3,366,000	11,719
12	US Ultra Bond (CBT)	March-18	2,011,875	18,820
16	WIG20 Index Future (a)	March-18	225,993	2,450
2	World Sugar #11 (a)	March-18	33,958	67
39	WTI Crude Future (a)	February-18	2,356,380	115,920
7	WTI Crude Future (a)	February-18	422,940	24,690
5	WTI Crude Future (a)	March-18	302,200	15,880
2	WTI Crude Future (a)	March-18	120,880	7,620
4	WTI Crude Future (a)	April-18	241,600	11,080
1	WTI Crude Future (a)	April-18	60,400	3,450
1	WTI Crude Future (a)	May-18	60,270	3,740
3	WTI Crude Future (a)	December-18	174,210	12,500
5	XAE Energy	March-18	364,200	8,890
1	XAP Consumer Staples	March-18	57,290	(260)
8	Yen Nikkei Future	March-18	806,036	12,286
				$1,264,931
	TOTAL UNREALIZED APPRECIATION ON FUTURES CONTRACTS			$932,872

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

 Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/2/2018	Bank of America Merrill Lynch	140,000	AUD	109,101	USD	$109,501	$400
1/2/2018	Bank of America Merrill Lynch	500,000	EUR	443,941	GBP	600,400	(153)
1/2/2018	Bank of America Merrill Lynch	343,505	EUR	410,231	USD	412,481	2,250
1/2/2018	Bank of America Merrill Lynch	249,062	EUR	297,438	USD	299,074	1,636
1/2/2018	Bank of America Merrill Lynch	32,433	EUR	38,725	USD	38,946	221
1/2/2018	Bank of America Merrill Lynch	190,000	EUR	227,054	USD	228,152	1,098
1/2/2018	Bank of America Merrill Lynch	444,491	GBP	500,000	EUR	601,286	3,858
1/2/2018	Bank of America Merrill Lynch	110,000	GBP	147,907	USD	148,803	896
1/2/2018	Bank of America Merrill Lynch	1,530,000	MXN	77,442	USD	78,199	757
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,857	USD	2,878	21
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,857	USD	2,878	21
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,857	USD	2,878	21
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,856	USD	2,878	22
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,856	USD	2,878	22
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,855	USD	2,878	23
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,855	USD	2,878	23
1/2/2018	Bank of America Merrill Lynch	10,000	PLN	2,853	USD	2,878	25
1/2/2018	Bank of America Merrill Lynch	20,000	SEK	2,429	USD	2,442	13
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,643	USD	3,664	21
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,643	USD	3,664	21
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,641	USD	3,664	23
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,640	USD	3,664	24
1/2/2018	Bank of America Merrill Lynch	40,000	SEK	4,852	USD	4,886	34
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,639	USD	3,664	25
1/2/2018	Bank of America Merrill Lynch	50,000	SEK	6,063	USD	6,107	44
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,638	USD	3,664	26
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,637	USD	3,664	27
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,637	USD	3,664	27
1/2/2018	Bank of America Merrill Lynch	20,000	SEK	2,424	USD	2,443	19
1/2/2018	Bank of America Merrill Lynch	20,000	SEK	2,424	USD	2,443	19
1/2/2018	Bank of America Merrill Lynch	20,000	SEK	2,424	USD	2,443	19
1/2/2018	Bank of America Merrill Lynch	40,000	SEK	4,848	USD	4,886	38
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,636	USD	3,664	28
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,636	USD	3,664	28
1/2/2018	Bank of America Merrill Lynch	60,000	SEK	7,270	USD	7,328	58
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,635	USD	3,664	29
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,635	USD	3,664	29
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,634	USD	3,664	30
1/2/2018	Bank of America Merrill Lynch	30,000	SEK	3,633	USD	3,664	31
1/2/2018	Bank of America Merrill Lynch	70,000	SEK	8,476	USD	8,550	74
1/2/2018	Bank of America Merrill Lynch	377,155	TRY	100,000	USD	99,471	(529)
1/2/2018	Bank of America Merrill Lynch	378,695	TRY	100,000	USD	99,877	(123)
1/2/2018	Bank of America Merrill Lynch	1,888	TRY	499	USD	498	(1)
1/2/2018	Bank of America Merrill Lynch	20,000	ZAR	1,618	USD	1,616	(2)
1/3/2018	Bank of America Merrill Lynch	200,000	AUD	17,617,585	JPY	156,431	600
1/3/2018	Bank of America Merrill Lynch	6,225	BRL	1,925	USD	1,876	(49)
1/3/2018	Bank of America Merrill Lynch	2,728,960	BRL	846,065	USD	822,392	(23,673)
1/3/2018	Bank of America Merrill Lynch	574,646	BRL	177,968	USD	173,174	(4,794)
1/3/2018	Bank of America Merrill Lynch	43,924	BRL	13,433	USD	13,237	(196)
1/3/2018	Bank of America Merrill Lynch	9,832	BRL	3,037	USD	2,963	(74)
1/3/2018	Bank of America Merrill Lynch	1,057,918	BRL	319,806	USD	318,811	(995)
1/3/2018	Bank of America Merrill Lynch	840,168	BRL	253,981	USD	253,191	(790)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/3/2018	Bank of America Merrill Lynch	265,973	BRL	80,403	USD	$80,153	$(250)
1/3/2018	Bank of America Merrill Lynch	198,741	BRL	60,079	USD	59,892	(187)
1/3/2018	Bank of America Merrill Lynch	191,770	BRL	57,972	USD	57,791	(181)
1/3/2018	Bank of America Merrill Lynch	169,295	BRL	51,177	USD	51,018	(159)
1/3/2018	Bank of America Merrill Lynch	118,142	BRL	35,714	USD	35,603	(111)
1/3/2018	Bank of America Merrill Lynch	117,372	BRL	35,481	USD	35,371	(110)
1/3/2018	Bank of America Merrill Lynch	107,166	BRL	32,396	USD	32,295	(101)
1/3/2018	Bank of America Merrill Lynch	103,128	BRL	31,175	USD	31,078	(97)
1/3/2018	Bank of America Merrill Lynch	70,817	BRL	21,408	USD	21,341	(67)
1/3/2018	Bank of America Merrill Lynch	54,173	BRL	16,376	USD	16,325	(51)
1/3/2018	Bank of America Merrill Lynch	49,691	BRL	15,022	USD	14,975	(47)
1/3/2018	Bank of America Merrill Lynch	8,381	BRL	2,534	USD	2,526	(8)
1/3/2018	Bank of America Merrill Lynch	6,029	BRL	1,823	USD	1,817	(6)
1/3/2018	Bank of America Merrill Lynch	4,200	BRL	1,270	USD	1,266	(4)
1/3/2018	Bank of America Merrill Lynch	484	BRL	146	USD	146	—
1/3/2018	Bank of America Merrill Lynch	139	BRL	42	USD	42	—
1/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,216	USD	10,264	48
1/3/2018	Bank of America Merrill Lynch	58,378	EUR	51,856	GBP	70,114	(9)
1/3/2018	Bank of America Merrill Lynch	267,548	EUR	237,682	GBP	321,333	(41)
1/3/2018	Bank of America Merrill Lynch	74,074	EUR	65,818	GBP	88,965	(11)
1/3/2018	Bank of America Merrill Lynch	86,956	EUR	104,142	USD	104,437	295
1/3/2018	Bank of America Merrill Lynch	663,044	EUR	794,022	USD	796,336	2,314
1/3/2018	Bank of America Merrill Lynch	151,899	EUR	182,430	USD	182,435	5
1/3/2018	Bank of America Merrill Lynch	66,455	EUR	79,787	USD	79,814	27
1/3/2018	Bank of America Merrill Lynch	531,646	EUR	638,370	USD	638,523	153
1/3/2018	Bank of America Merrill Lynch	443,212	GBP	500,000	EUR	599,619	(43)
1/3/2018	Bank of America Merrill Lynch	66,936	GBP	75,471	EUR	90,558	(6)
1/3/2018	Bank of America Merrill Lynch	287,698	GBP	324,529	EUR	389,225	(28)
1/3/2018	Bank of America Merrill Lynch	78,652	GBP	106,125	USD	106,408	283
1/3/2018	Bank of America Merrill Lynch	18,007	GBP	24,298	USD	24,362	64
1/3/2018	Bank of America Merrill Lynch	419,492	GBP	566,062	USD	567,529	1,467
1/3/2018	Bank of America Merrill Lynch	204,497	GBP	276,094	USD	276,663	569
1/3/2018	Bank of America Merrill Lynch	154,352	GBP	208,393	USD	208,822	429
1/4/2018	Bank of America Merrill Lynch	200,000	AUD	17,617,740	JPY	156,431	600
1/4/2018	Bank of America Merrill Lynch	200,000	CAD	17,917,790	JPY	159,633	768
1/4/2018	Bank of America Merrill Lynch	250,000	CHF	28,717,550	JPY	256,620	1,124
1/4/2018	Bank of America Merrill Lynch	250,000	CHF	28,721,175	JPY	256,620	1,124
1/4/2018	Bank of America Merrill Lynch	250,000	CHF	28,709,900	JPY	256,620	1,124
1/4/2018	Bank of America Merrill Lynch	100,000	EUR	13,493,355	JPY	120,111	681
1/4/2018	Bank of America Merrill Lynch	35,159,680	JPY	400,000	AUD	312,177	(31)
1/4/2018	Bank of America Merrill Lynch	17,915,583	JPY	200,000	CAD	159,070	284
1/4/2018	Bank of America Merrill Lynch	86,415,750	JPY	750,000	CHF	767,272	(77)
1/4/2018	Bank of America Merrill Lynch	13,469,950	JPY	100,000	EUR	119,598	(12)
1/4/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,864	USD	8,879	15
1/4/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,862	USD	8,879	17
1/4/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,855	USD	8,879	24
1/4/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,836	USD	8,879	43
1/4/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,835	USD	8,879	44
1/4/2018	Bank of America Merrill Lynch	23,405	JPY	208	USD	208	—
1/5/2018	Bank of America Merrill Lynch	500,000	CHF	57,601,934	JPY	513,278	(78)
1/5/2018	Bank of America Merrill Lynch	52,727,058	JPY	600,000	AUD	468,179	(47)
1/5/2018	Bank of America Merrill Lynch	57,853,732	JPY	500,000	CHF	513,700	(52)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/5/2018	Bank of America Merrill Lynch	42,781,082	JPY	315,791	EUR	$379,866	$(38)
1/5/2018	Bank of America Merrill Lynch	38,504,500	JPY	284,209	EUR	341,893	(34)
1/5/2018	Bank of America Merrill Lynch	200,000	NZD	15,994,236	JPY	142,230	4
1/5/2018	Bank of America Merrill Lynch	17,952,600	TWD	600,000	USD	603,457	3,457
1/8/2018	Bank of America Merrill Lynch	1,519,560,000	KRW	1,400,000	USD	1,419,614	19,614
1/12/2018	Bank of America Merrill Lynch	1,531,362,000	KRW	1,400,000	USD	1,430,738	30,738
1/16/2018	Bank of America Merrill Lynch	174,420,000	INR	2,700,000	USD	2,727,445	27,445
1/16/2018	Bank of America Merrill Lynch	17,976,600	TWD	600,000	USD	604,663	4,663
1/17/2018	Bank of America Merrill Lynch	10,000	AUD	7,506	USD	7,821	315
1/17/2018	Bank of America Merrill Lynch	180,000	AUD	135,880	USD	140,789	4,909
1/17/2018	Bank of America Merrill Lynch	320,000	AUD	243,434	USD	250,292	6,858
1/17/2018	Bank of America Merrill Lynch	80,000	AUD	61,357	USD	62,573	1,216
1/17/2018	Bank of America Merrill Lynch	150,000	AUD	114,705	USD	117,324	2,619
1/17/2018	Bank of America Merrill Lynch	170,000	AUD	130,471	USD	132,967	2,496
1/17/2018	Bank of America Merrill Lynch	120,000	AUD	92,062	USD	93,859	1,797
1/17/2018	Bank of America Merrill Lynch	320,000	AUD	247,201	USD	250,292	3,091
1/17/2018	Bank of America Merrill Lynch	310,000	BRL	96,118	USD	93,260	(2,858)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,501	USD	15,042	(459)
1/17/2018	Bank of America Merrill Lynch	10,000	BRL	3,069	USD	3,008	(61)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,203	USD	9,025	(178)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,259	USD	12,033	(226)
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,117	USD	6,017	(100)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,340	USD	12,033	(307)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,329	USD	12,034	(295)
1/17/2018	Bank of America Merrill Lynch	10,000	BRL	3,082	USD	3,009	(73)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,244	USD	9,025	(219)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,312	USD	12,033	(279)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,310	USD	12,034	(276)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,301	USD	12,034	(267)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,223	USD	9,025	(198)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,295	USD	12,033	(262)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,295	USD	12,034	(261)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,211	USD	9,025	(186)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,105	USD	12,034	(71)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,074	USD	9,025	(49)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,081	USD	12,034	(47)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,074	USD	12,033	(41)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,042	USD	12,033	(9)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,057	USD	9,025	(32)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,051	USD	9,025	(26)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,059	USD	12,033	(26)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,054	USD	12,034	(20)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,037	USD	12,034	(3)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,020	USD	9,025	5
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,013	USD	12,033	20
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,007	USD	9,025	18
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,039	USD	12,033	(6)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,025	USD	9,025	—
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,032	USD	12,033	1
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,021	USD	12,033	12
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,017	USD	12,034	17
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,159	USD	12,034	(125)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,236	USD	$18,050	$(186)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,155	USD	12,034	(121)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,113	USD	9,025	(88)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,226	USD	18,050	(176)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,112	USD	9,025	(87)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,112	USD	9,025	(87)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,147	USD	12,034	(113)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,147	USD	12,034	(113)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,147	USD	12,034	(113)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,109	USD	9,025	(84)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,146	USD	12,034	(112)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,177	USD	15,042	(135)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,211	USD	18,050	(161)
1/17/2018	Bank of America Merrill Lynch	90,000	BRL	27,312	USD	27,076	(236)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,205	USD	18,050	(155)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,102	USD	9,025	(77)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,134	USD	12,034	(100)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,123	USD	12,034	(89)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,153	USD	15,042	(111)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,183	USD	18,050	(133)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,090	USD	9,025	(65)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	21,210	USD	21,059	(151)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,177	USD	18,050	(127)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,114	USD	12,034	(80)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,191	USD	15,042	(149)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,151	USD	12,034	(117)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,148	USD	12,034	(114)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,177	USD	15,042	(135)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,141	USD	12,034	(107)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,139	USD	12,034	(105)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,104	USD	9,025	(79)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,165	USD	15,042	(123)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,096	USD	9,025	(71)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,127	USD	12,033	(94)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,095	USD	9,025	(70)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,154	USD	15,042	(112)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,116	USD	12,034	(82)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,114	USD	12,034	(80)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,080	USD	9,025	(55)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,159	USD	18,051	(108)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,102	USD	12,034	(68)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,098	USD	12,034	(64)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,097	USD	12,034	(63)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,092	USD	12,034	(58)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,090	USD	12,034	(56)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,067	USD	9,025	(42)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,064	USD	9,025	(39)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,063	USD	9,025	(38)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,220	USD	18,050	(170)
1/17/2018	Bank of America Merrill Lynch	90,000	BRL	27,326	USD	27,076	(250)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,106	USD	9,025	(81)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,105	USD	9,025	(80)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,067	USD	$6,017	$(50)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	21,231	USD	21,059	(172)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,159	USD	15,042	(117)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,187	USD	18,051	(136)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,092	USD	9,025	(67)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,091	USD	9,025	(66)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,120	USD	12,034	(86)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,088	USD	9,025	(63)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,081	USD	9,025	(56)
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,059	USD	6,017	(42)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,088	USD	9,025	(63)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,080	USD	9,025	(55)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,068	USD	9,025	(43)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,056	USD	9,025	(31)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,047	USD	9,025	(22)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,046	USD	9,025	(21)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,041	USD	9,025	(16)
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,027	USD	6,017	(10)
1/17/2018	Bank of America Merrill Lynch	170,000	CAD	132,155	USD	135,716	3,561
1/17/2018	Bank of America Merrill Lynch	140,000	CAD	108,880	USD	111,766	2,886
1/17/2018	Bank of America Merrill Lynch	150,000	CAD	116,805	USD	119,750	2,945
1/17/2018	Bank of America Merrill Lynch	90,000	CAD	69,919	USD	71,850	1,931
1/17/2018	Bank of America Merrill Lynch	160,000	CAD	124,542	USD	127,733	3,191
1/17/2018	Bank of America Merrill Lynch	10,000	CAD	7,854	USD	7,983	129
1/17/2018	Bank of America Merrill Lynch	240,000	CAD	187,089	USD	191,599	4,510
1/17/2018	Bank of America Merrill Lynch	30,000	CAD	23,609	USD	23,950	341
1/17/2018	Bank of America Merrill Lynch	40,000	CHF	40,521	USD	41,100	579
1/17/2018	Bank of America Merrill Lynch	120,000	CHF	121,435	USD	123,299	1,864
1/17/2018	Bank of America Merrill Lynch	100,000	CHF	101,088	USD	102,749	1,661
1/17/2018	Bank of America Merrill Lynch	110,000	CHF	111,471	USD	113,024	1,553
1/17/2018	Bank of America Merrill Lynch	450,000	CHF	457,927	USD	462,371	4,444
1/17/2018	Bank of America Merrill Lynch	40,000	CHF	40,539	USD	41,100	561
1/17/2018	Bank of America Merrill Lynch	90,000	CHF	91,319	USD	92,474	1,155
1/17/2018	Bank of America Merrill Lynch	10,000	CHF	10,244	USD	10,275	31
1/17/2018	Bank of America Merrill Lynch	550,000	EUR	653,794	USD	661,155	7,361
1/17/2018	Bank of America Merrill Lynch	10,000	EUR	11,887	USD	12,021	134
1/17/2018	Bank of America Merrill Lynch	10,000	EUR	11,824	USD	12,021	197
1/17/2018	Bank of America Merrill Lynch	130,000	EUR	153,453	USD	156,273	2,820
1/17/2018	Bank of America Merrill Lynch	60,000	EUR	71,450	USD	72,126	676
1/17/2018	Bank of America Merrill Lynch	40,000	EUR	47,614	USD	48,084	470
1/17/2018	Bank of America Merrill Lynch	30,000	EUR	35,617	USD	36,063	446
1/17/2018	Bank of America Merrill Lynch	70,000	GBP	94,712	USD	94,750	38
1/17/2018	Bank of America Merrill Lynch	180,000	GBP	240,299	USD	243,643	3,344
1/17/2018	Bank of America Merrill Lynch	80,000	GBP	107,154	USD	108,286	1,132
1/17/2018	Bank of America Merrill Lynch	150,000	GBP	201,374	USD	203,035	1,661
1/17/2018	Bank of America Merrill Lynch	20,000	GBP	26,791	USD	27,071	280
1/17/2018	Bank of America Merrill Lynch	50,000	GBP	67,017	USD	67,678	661
1/17/2018	Bank of America Merrill Lynch	50,000	GBP	67,012	USD	67,678	666
1/17/2018	Bank of America Merrill Lynch	10,000	GBP	13,424	USD	13,536	112
1/17/2018	Bank of America Merrill Lynch	17,000,000	JPY	151,453	USD	151,039	(414)
1/17/2018	Bank of America Merrill Lynch	21,000,000	JPY	185,768	USD	186,578	810
1/17/2018	Bank of America Merrill Lynch	4,000,000	JPY	35,400	USD	35,539	139

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/17/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,863	USD	$8,885	$22
1/17/2018	Bank of America Merrill Lynch	5,000,000	JPY	44,345	USD	44,423	78
1/17/2018	Bank of America Merrill Lynch	1,410,000	MXN	75,076	USD	71,813	(3,263)
1/17/2018	Bank of America Merrill Lynch	11,950,000	MXN	634,951	USD	608,624	(26,327)
1/17/2018	Bank of America Merrill Lynch	30,000	MXN	1,600	USD	1,528	(72)
1/17/2018	Bank of America Merrill Lynch	790,000	MXN	41,270	USD	40,235	(1,035)
1/17/2018	Bank of America Merrill Lynch	1,790,000	MXN	93,235	USD	91,166	(2,069)
1/17/2018	Bank of America Merrill Lynch	1,770,000	MXN	92,374	USD	90,148	(2,226)
1/17/2018	Bank of America Merrill Lynch	10,000	MXN	519	USD	509	(10)
1/17/2018	Bank of America Merrill Lynch	5,580,000	MXN	281,309	USD	284,194	2,885
1/17/2018	Bank of America Merrill Lynch	260,000	NOK	31,434	USD	31,804	370
1/17/2018	Bank of America Merrill Lynch	1,890,000	NOK	228,167	USD	231,193	3,026
1/17/2018	Bank of America Merrill Lynch	2,110,000	NOK	254,445	USD	258,104	3,659
1/17/2018	Bank of America Merrill Lynch	130,000	NOK	15,625	USD	15,902	277
1/17/2018	Bank of America Merrill Lynch	560,000	NOK	67,021	USD	68,501	1,480
1/17/2018	Bank of America Merrill Lynch	1,720,000	NOK	205,584	USD	210,398	4,814
1/17/2018	Bank of America Merrill Lynch	170,000	NOK	20,420	USD	20,795	375
1/17/2018	Bank of America Merrill Lynch	1,330,000	NOK	160,374	USD	162,691	2,317
1/17/2018	Bank of America Merrill Lynch	110,000	NOK	13,323	USD	13,455	132
1/17/2018	Bank of America Merrill Lynch	200,000	NZD	137,445	USD	142,207	4,762
1/17/2018	Bank of America Merrill Lynch	120,000	NZD	82,126	USD	85,325	3,199
1/17/2018	Bank of America Merrill Lynch	30,000	NZD	20,529	USD	21,331	802
1/17/2018	Bank of America Merrill Lynch	120,000	NZD	82,974	USD	85,324	2,350
1/17/2018	Bank of America Merrill Lynch	110,000	NZD	76,147	USD	78,214	2,067
1/17/2018	Bank of America Merrill Lynch	80,000	NZD	55,859	USD	56,883	1,024
1/17/2018	Bank of America Merrill Lynch	120,000	NZD	83,841	USD	85,324	1,483
1/17/2018	Bank of America Merrill Lynch	170,000	NZD	118,944	USD	120,876	1,932
1/17/2018	Bank of America Merrill Lynch	10,000	NZD	7,008	USD	7,110	102
1/17/2018	Bank of America Merrill Lynch	50,000	NZD	34,929	USD	35,552	623
1/17/2018	Bank of America Merrill Lynch	250,000	NZD	174,511	USD	177,759	3,248
1/17/2018	Bank of America Merrill Lynch	30,000	NZD	21,101	USD	21,331	230
1/17/2018	Bank of America Merrill Lynch	330,000	NZD	233,809	USD	234,642	833
1/17/2018	Bank of America Merrill Lynch	600,000	PLN	167,978	USD	172,676	4,698
1/17/2018	Bank of America Merrill Lynch	210,000	PLN	59,875	USD	60,436	561
1/17/2018	Bank of America Merrill Lynch	20,000	PLN	5,660	USD	5,756	96
1/17/2018	Bank of America Merrill Lynch	140,000	PLN	39,547	USD	40,291	744
1/17/2018	Bank of America Merrill Lynch	30,000	PLN	8,485	USD	8,634	149
1/17/2018	Bank of America Merrill Lynch	20,000	PLN	5,686	USD	5,756	70
1/17/2018	Bank of America Merrill Lynch	80,000	PLN	22,917	USD	23,023	106
1/17/2018	Bank of America Merrill Lynch	3,510,000	RUB	59,046	USD	60,824	1,778
1/17/2018	Bank of America Merrill Lynch	640,000	RUB	10,783	USD	11,090	307
1/17/2018	Bank of America Merrill Lynch	480,000	RUB	8,085	USD	8,318	233
1/17/2018	Bank of America Merrill Lynch	640,000	RUB	10,778	USD	11,090	312
1/17/2018	Bank of America Merrill Lynch	380,000	RUB	6,399	USD	6,585	186
1/17/2018	Bank of America Merrill Lynch	1,940,000	RUB	32,654	USD	33,618	964
1/17/2018	Bank of America Merrill Lynch	680,000	RUB	11,416	USD	11,784	368
1/17/2018	Bank of America Merrill Lynch	760,000	RUB	12,831	USD	13,170	339
1/17/2018	Bank of America Merrill Lynch	500,000	RUB	8,438	USD	8,664	226
1/17/2018	Bank of America Merrill Lynch	2,090,000	SEK	248,171	USD	255,551	7,380
1/17/2018	Bank of America Merrill Lynch	570,000	SEK	67,831	USD	69,696	1,865
1/17/2018	Bank of America Merrill Lynch	1,490,000	SEK	177,576	USD	182,187	4,611
1/17/2018	Bank of America Merrill Lynch	1,820,000	SEK	217,686	USD	222,537	4,851

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/17/2018	Bank of America Merrill Lynch	1,170,000	SEK	139,716	USD	$143,059	$3,343
1/17/2018	Bank of America Merrill Lynch	360,000	SEK	43,208	USD	44,018	810
1/17/2018	Bank of America Merrill Lynch	60,000	SEK	7,273	USD	7,336	63
1/17/2018	Bank of America Merrill Lynch	760,000	SEK	92,237	USD	92,928	691
1/17/2018	Bank of America Merrill Lynch	170,000	TRY	43,953	USD	44,605	652
1/17/2018	Bank of America Merrill Lynch	110,000	TRY	28,076	USD	28,862	786
1/17/2018	Bank of America Merrill Lynch	70,000	TRY	18,111	USD	18,367	256
1/17/2018	Bank of America Merrill Lynch	170,000	TRY	43,893	USD	44,605	712
1/17/2018	Bank of America Merrill Lynch	20,000	TRY	5,195	USD	5,248	53
1/17/2018	Bank of America Merrill Lynch	40,000	TRY	10,407	USD	10,495	88
1/17/2018	Bank of America Merrill Lynch	80,000	TRY	20,873	USD	20,990	117
1/17/2018	Bank of America Merrill Lynch	1,610,000	ZAR	118,054	USD	129,678	11,624
1/17/2018	Bank of America Merrill Lynch	140,000	ZAR	10,372	USD	11,276	904
1/17/2018	Bank of America Merrill Lynch	50,000	ZAR	3,752	USD	4,027	275
1/17/2018	Bank of America Merrill Lynch	970,000	ZAR	75,619	USD	78,129	2,510
1/17/2018	Bank of America Merrill Lynch	620,000	ZAR	48,880	USD	49,938	1,058
1/17/2018	Bank of America Merrill Lynch	100,000	ZAR	7,916	USD	8,055	139
1/17/2018	Bank of America Merrill Lynch	810,000	ZAR	65,658	USD	65,242	(416)
1/18/2018	Bank of America Merrill Lynch	219,687	AUD	125,000	GBP	171,831	4,653
1/18/2018	Bank of America Merrill Lynch	2,000,000	AUD	171,458,800	JPY	1,564,324	42,357
1/18/2018	Bank of America Merrill Lynch	2,000,000	AUD	170,053,000	JPY	1,564,324	62,466
1/18/2018	Bank of America Merrill Lynch	400,000	AUD	34,643,800	JPY	312,865	6,222
1/18/2018	Bank of America Merrill Lynch	800,000	AUD	69,499,600	JPY	625,730	10,116
1/18/2018	Bank of America Merrill Lynch	600,000	AUD	52,374,300	JPY	469,297	6,213
1/18/2018	Bank of America Merrill Lynch	600,000	AUD	52,643,820	JPY	469,297	3,381
1/18/2018	Bank of America Merrill Lynch	400,000	AUD	35,140,360	JPY	312,865	(1)
1/18/2018	Bank of America Merrill Lynch	800,000	AUD	887,133	NZD	625,730	16,943
1/18/2018	Bank of America Merrill Lynch	2,600,000	AUD	2,883,182	NZD	2,033,621	55,064
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	217,726	NZD	156,433	5,609
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	217,973	NZD	156,432	4,202
1/18/2018	Bank of America Merrill Lynch	1,000,000	AUD	1,092,905	NZD	782,162	17,232
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	219,043	NZD	156,432	3,452
1/18/2018	Bank of America Merrill Lynch	800,000	AUD	877,130	NZD	625,730	10,116
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	151,726	USD	156,432	4,706
1/18/2018	Bank of America Merrill Lynch	300,000	AUD	226,881	USD	234,649	7,768
1/18/2018	Bank of America Merrill Lynch	100,000	AUD	76,692	USD	78,216	1,524
1/18/2018	Bank of America Merrill Lynch	100,000	AUD	76,692	USD	78,216	1,524
1/18/2018	Bank of America Merrill Lynch	2,900,000	AUD	2,238,562	USD	2,268,270	29,708
1/18/2018	Bank of America Merrill Lynch	1,700,000	AUD	1,312,260	USD	1,329,675	17,415
1/18/2018	Bank of America Merrill Lynch	1,930,534	CAD	2,000,000	AUD	1,541,226	17,961
1/18/2018	Bank of America Merrill Lynch	192,819	CAD	200,000	AUD	153,936	3,890
1/18/2018	Bank of America Merrill Lynch	392,931	CAD	400,000	AUD	313,693	7,426
1/18/2018	Bank of America Merrill Lynch	1,179,486	CAD	1,200,000	AUD	941,633	14,074
1/18/2018	Bank of America Merrill Lynch	200,000	CAD	17,762,400	JPY	159,668	1,861
1/18/2018	Bank of America Merrill Lynch	1,400,000	CAD	124,336,800	JPY	1,117,679	13,025
1/18/2018	Bank of America Merrill Lynch	200,000	CAD	17,605,400	JPY	159,668	3,923
1/18/2018	Bank of America Merrill Lynch	200,000	CAD	17,669,700	JPY	159,668	4,215
1/18/2018	Bank of America Merrill Lynch	400,000	CAD	35,184,120	JPY	319,337	7,850
1/18/2018	Bank of America Merrill Lynch	800,000	CAD	70,151,680	JPY	638,674	15,118
1/18/2018	Bank of America Merrill Lynch	200,000	CAD	17,493,000	JPY	159,668	4,447
1/18/2018	Bank of America Merrill Lynch	400,000	CAD	35,350,720	JPY	319,337	4,773
1/18/2018	Bank of America Merrill Lynch	800,000	CAD	71,273,360	JPY	638,674	10,916

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/18/2018	Bank of America Merrill Lynch	3,300,000	CAD	2,606,143	USD	$2,634,529	$28,386
1/18/2018	Bank of America Merrill Lynch	1,500,000	CAD	1,184,610	USD	1,197,513	12,903
1/18/2018	Bank of America Merrill Lynch	700,000	CAD	544,791	USD	558,839	14,048
1/18/2018	Bank of America Merrill Lynch	100,000	CAD	78,010	USD	79,834	1,824
1/18/2018	Bank of America Merrill Lynch	600,000	CAD	468,060	USD	479,005	10,945
1/18/2018	Bank of America Merrill Lynch	500,000	CAD	393,748	USD	399,171	5,423
1/18/2018	Bank of America Merrill Lynch	100,000	CAD	79,118	USD	79,834	716
1/18/2018	Bank of America Merrill Lynch	300,000	CAD	238,841	USD	239,503	662
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	28,599,300	JPY	256,892	2,653
1/18/2018	Bank of America Merrill Lynch	1,500,000	CHF	171,595,800	JPY	1,541,355	15,920
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	28,643,150	JPY	256,892	3,521
1/18/2018	Bank of America Merrill Lynch	1,500,000	CHF	171,928,800	JPY	1,541,355	24,164
1/18/2018	Bank of America Merrill Lynch	500,000	CHF	57,385,400	JPY	513,785	4,315
1/18/2018	Bank of America Merrill Lynch	500,000	CHF	57,507,000	JPY	513,785	6,455
1/18/2018	Bank of America Merrill Lynch	500,000	CHF	57,507,000	JPY	513,785	6,455
1/18/2018	Bank of America Merrill Lynch	750,000	CHF	86,485,800	JPY	770,677	(117)
1/18/2018	Bank of America Merrill Lynch	125,000	CHF	125,779	USD	128,446	2,667
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	254,852	USD	256,892	2,040
1/18/2018	Bank of America Merrill Lynch	750,000	CHF	761,616	USD	770,677	9,061
1/18/2018	Bank of America Merrill Lynch	15,912,468	CNH	2,400,000	USD	2,441,204	41,204
1/18/2018	Bank of America Merrill Lynch	1,989,412	CNH	300,000	USD	305,205	5,205
1/18/2018	Bank of America Merrill Lynch	11,914,146	CNH	1,800,000	USD	1,827,803	27,803
1/18/2018	Bank of America Merrill Lynch	5,293,743	CNH	800,000	USD	812,137	12,137
1/18/2018	Bank of America Merrill Lynch	5,921,874	CNH	900,000	USD	908,502	8,502
1/18/2018	Bank of America Merrill Lynch	9,186,314	CNH	1,400,000	USD	1,409,314	9,314
1/18/2018	Bank of America Merrill Lynch	1,250,000	EUR	1,947,144	AUD	1,502,721	18,837
1/18/2018	Bank of America Merrill Lynch	375,000	EUR	582,081	AUD	450,816	4,700
1/18/2018	Bank of America Merrill Lynch	1,125,000	EUR	1,691,594	CAD	1,352,449	16,954
1/18/2018	Bank of America Merrill Lynch	500,000	EUR	762,957	CAD	601,088	6,267
1/18/2018	Bank of America Merrill Lynch	1,875,000	EUR	2,188,892	CHF	2,254,082	28,256
1/18/2018	Bank of America Merrill Lynch	750,000	EUR	879,680	CHF	901,633	9,401
1/18/2018	Bank of America Merrill Lynch	1,100,000	EUR	974,928	GBP	1,322,395	16,577
1/18/2018	Bank of America Merrill Lynch	1,000,000	EUR	884,743	GBP	1,202,177	19,239
1/18/2018	Bank of America Merrill Lynch	700,000	EUR	617,309	GBP	841,524	13,091
1/18/2018	Bank of America Merrill Lynch	600,000	EUR	529,134	GBP	721,306	12,219
1/18/2018	Bank of America Merrill Lynch	300,000	EUR	266,621	GBP	360,653	3,760
1/18/2018	Bank of America Merrill Lynch	1,000,000	EUR	887,210	GBP	1,202,177	15,125
1/18/2018	Bank of America Merrill Lynch	300,000	EUR	40,060,980	JPY	360,653	4,521
1/18/2018	Bank of America Merrill Lynch	900,000	EUR	120,182,940	JPY	1,081,959	13,563
1/18/2018	Bank of America Merrill Lynch	2,900,000	EUR	388,740,940	JPY	3,486,313	31,125
1/18/2018	Bank of America Merrill Lynch	200,000	EUR	26,964,500	JPY	240,435	2,507
1/18/2018	Bank of America Merrill Lynch	300,000	EUR	40,446,750	JPY	360,653	3,760
1/18/2018	Bank of America Merrill Lynch	100,000	EUR	13,475,820	JPY	120,218	(15)
1/18/2018	Bank of America Merrill Lynch	1,750,000	EUR	17,219,571	NOK	2,103,810	26,372
1/18/2018	Bank of America Merrill Lynch	500,000	EUR	4,994,449	NOK	601,088	6,267
1/18/2018	Bank of America Merrill Lynch	2,250,000	EUR	22,439,691	SEK	2,704,898	33,907
1/18/2018	Bank of America Merrill Lynch	750,000	EUR	7,489,804	SEK	901,633	9,401
1/18/2018	Bank of America Merrill Lynch	1,250,000	EUR	1,488,614	USD	1,502,721	14,107
1/18/2018	Bank of America Merrill Lynch	375,000	EUR	441,515	USD	450,816	9,301
1/18/2018	Bank of America Merrill Lynch	1,375,000	EUR	1,632,381	USD	1,652,993	20,612
1/18/2018	Bank of America Merrill Lynch	625,000	EUR	740,386	USD	751,361	10,975
1/18/2018	Bank of America Merrill Lynch	750,000	EUR	890,855	USD	901,633	10,778

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/18/2018	Bank of America Merrill Lynch	2,000,000	EUR	2,380,704	USD	$2,404,354	$23,650
1/18/2018	Bank of America Merrill Lynch	500,000	EUR	595,176	USD	601,088	5,912
1/18/2018	Bank of America Merrill Lynch	625,000	EUR	748,124	USD	751,361	3,237
1/18/2018	Bank of America Merrill Lynch	354,519	GBP	400,000	EUR	479,884	1,860
1/18/2018	Bank of America Merrill Lynch	1,134,267	GBP	1,300,000	EUR	1,535,365	15,102
1/18/2018	Bank of America Merrill Lynch	528,701	GBP	600,000	EUR	715,659	9,476
1/18/2018	Bank of America Merrill Lynch	443,828	GBP	500,000	EUR	600,773	(43)
1/18/2018	Bank of America Merrill Lynch	250,000	GBP	37,667,975	JPY	338,405	1,312
1/18/2018	Bank of America Merrill Lynch	375,000	GBP	56,194,875	JPY	507,607	4,684
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	18,824,575	JPY	169,202	1,139
1/18/2018	Bank of America Merrill Lynch	250,000	GBP	37,589,950	JPY	338,405	4,481
1/18/2018	Bank of America Merrill Lynch	250,000	GBP	37,932,675	JPY	338,405	3,869
1/18/2018	Bank of America Merrill Lynch	187,500	GBP	251,944	USD	253,804	1,860
1/18/2018	Bank of America Merrill Lynch	62,500	GBP	83,711	USD	84,601	890
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	167,452	USD	169,202	1,750
1/18/2018	Bank of America Merrill Lynch	316,438,560	HUF	1,200,000	USD	1,226,169	26,169
1/18/2018	Bank of America Merrill Lynch	79,439,340	HUF	300,000	USD	307,820	7,820
1/18/2018	Bank of America Merrill Lynch	156,179,880	HUF	600,000	USD	605,182	5,182
1/18/2018	Bank of America Merrill Lynch	2,787,998	ILS	800,000	USD	803,663	3,663
1/18/2018	Bank of America Merrill Lynch	1,393,921	ILS	400,000	USD	401,809	1,809
1/18/2018	Bank of America Merrill Lynch	169,126,400	JPY	2,000,000	AUD	1,502,705	(2,063)
1/18/2018	Bank of America Merrill Lynch	34,333,320	JPY	400,000	AUD	305,055	(719)
1/18/2018	Bank of America Merrill Lynch	52,617,420	JPY	600,000	CAD	467,511	(642)
1/18/2018	Bank of America Merrill Lynch	105,811,200	JPY	1,200,000	CAD	940,143	5,340
1/18/2018	Bank of America Merrill Lynch	17,892,220	JPY	200,000	CAD	158,974	280
1/18/2018	Bank of America Merrill Lynch	56,805,100	JPY	500,000	CHF	504,719	(2,775)
1/18/2018	Bank of America Merrill Lynch	85,308,000	JPY	750,000	CHF	757,970	(1,041)
1/18/2018	Bank of America Merrill Lynch	28,393,300	JPY	250,000	CHF	252,277	(594)
1/18/2018	Bank of America Merrill Lynch	113,973,100	JPY	1,000,000	CHF	1,012,663	(4,603)
1/18/2018	Bank of America Merrill Lynch	28,603,400	JPY	250,000	CHF	254,144	1,088
1/18/2018	Bank of America Merrill Lynch	66,440,000	JPY	500,000	EUR	590,326	(810)
1/18/2018	Bank of America Merrill Lynch	105,975,840	JPY	800,000	EUR	941,606	(2,219)
1/18/2018	Bank of America Merrill Lynch	39,838,290	JPY	300,000	EUR	353,967	(1,609)
1/18/2018	Bank of America Merrill Lynch	175,096,740	JPY	1,300,000	EUR	1,555,753	2,743
1/18/2018	Bank of America Merrill Lynch	18,833,988	JPY	125,000	GBP	167,342	(101)
1/18/2018	Bank of America Merrill Lynch	37,463,250	JPY	250,000	GBP	332,865	(1,830)
1/18/2018	Bank of America Merrill Lynch	18,924,150	JPY	125,000	GBP	168,143	717
1/18/2018	Bank of America Merrill Lynch	123,689,440	JPY	1,600,000	NZD	1,098,993	(665)
1/18/2018	Bank of America Merrill Lynch	15,709,180	JPY	200,000	NZD	139,578	(329)
1/18/2018	Bank of America Merrill Lynch	78,630,400	JPY	1,000,000	NZD	698,639	(3,176)
1/18/2018	Bank of America Merrill Lynch	15,958,180	JPY	200,000	NZD	141,790	607
1/18/2018	Bank of America Merrill Lynch	12,500,000	JPY	111,461	USD	111,064	(397)
1/18/2018	Bank of America Merrill Lynch	25,000,000	JPY	223,543	USD	222,128	(1,415)
1/18/2018	Bank of America Merrill Lynch	1,000,000	MXN	53,037	USD	50,920	(2,117)
1/18/2018	Bank of America Merrill Lynch	5,000,000	MXN	265,187	USD	254,602	(10,585)
1/18/2018	Bank of America Merrill Lynch	500,000	MXN	26,199	USD	25,460	(739)
1/18/2018	Bank of America Merrill Lynch	500,000	MXN	25,566	USD	25,460	(106)
1/18/2018	Bank of America Merrill Lynch	1,500,000	MXN	75,564	USD	76,380	816
1/18/2018	Bank of America Merrill Lynch	3,703,470	NOK	375,000	EUR	453,038	8,097
1/18/2018	Bank of America Merrill Lynch	440,226	NZD	400,000	AUD	313,012	10,155
1/18/2018	Bank of America Merrill Lynch	1,101,512	NZD	1,000,000	AUD	783,205	30,013
1/18/2018	Bank of America Merrill Lynch	659,011	NZD	600,000	AUD	468,574	17,677
1/18/2018	Bank of America Merrill Lynch	218,100	NZD	200,000	AUD	155,075	4,027

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
1/18/2018	Bank of America Merrill Lynch	219,237	NZD	200,000	AUD	$155,883	$2,847
1/18/2018	Bank of America Merrill Lynch	600,000	NZD	47,206,500	JPY	426,616	7,791
1/18/2018	Bank of America Merrill Lynch	1,800,000	NZD	141,744,060	JPY	1,279,849	23,129
1/18/2018	Bank of America Merrill Lynch	600,000	NZD	47,248,020	JPY	426,616	7,710
1/18/2018	Bank of America Merrill Lynch	2,000,000	NZD	157,485,200	JPY	1,422,054	28,570
1/18/2018	Bank of America Merrill Lynch	800,000	NZD	63,399,360	JPY	568,822	7,736
1/18/2018	Bank of America Merrill Lynch	400,000	NZD	31,736,520	JPY	284,411	4,032
1/18/2018	Bank of America Merrill Lynch	200,000	NZD	15,976,340	JPY	142,205	467
1/18/2018	Bank of America Merrill Lynch	200,000	NZD	140,062	USD	142,205	2,143
1/18/2018	Bank of America Merrill Lynch	300,000	NZD	210,731	USD	213,308	2,577
1/18/2018	Bank of America Merrill Lynch	100,000	NZD	70,814	USD	71,103	289
1/18/2018	Bank of America Merrill Lynch	353,796	PLN	100,000	USD	101,820	1,820
1/18/2018	Bank of America Merrill Lynch	4,245,551	PLN	1,200,000	USD	1,221,840	21,840
1/18/2018	Bank of America Merrill Lynch	356,452	PLN	100,000	USD	102,584	2,584
1/18/2018	Bank of America Merrill Lynch	2,140,333	PLN	600,000	USD	615,973	15,973
1/18/2018	Bank of America Merrill Lynch	2,097,047	PLN	600,000	USD	603,516	3,516
1/18/2018	Bank of America Merrill Lynch	94,491,840	RUB	1,600,000	USD	1,637,214	37,214
1/18/2018	Bank of America Merrill Lynch	23,793,160	RUB	400,000	USD	412,253	12,253
1/18/2018	Bank of America Merrill Lynch	35,303,700	RUB	600,000	USD	611,690	11,690
1/18/2018	Bank of America Merrill Lynch	28,892,000	RUB	500,000	USD	500,598	598
1/18/2018	Bank of America Merrill Lynch	15,709,529	SEK	15,500,000	NOK	1,920,977	54,836
1/18/2018	Bank of America Merrill Lynch	4,999,490	SEK	5,000,000	NOK	611,343	15,075
1/18/2018	Bank of America Merrill Lynch	10,048,943	SEK	1,200,000	USD	1,228,795	28,795
1/18/2018	Bank of America Merrill Lynch	5,032,929	SEK	600,000	USD	615,431	15,431
1/18/2018	Bank of America Merrill Lynch	3,631,152	SGD	2,700,000	USD	2,717,889	17,889
1/18/2018	Bank of America Merrill Lynch	2,830,313	SGD	2,100,000	USD	2,118,468	18,468
1/18/2018	Bank of America Merrill Lynch	2,151,808	SGD	1,600,000	USD	1,610,612	10,612
1/18/2018	Bank of America Merrill Lynch	387,476	TRY	100,000	USD	101,635	1,635
1/18/2018	Bank of America Merrill Lynch	379,031	TRY	100,000	USD	99,420	(580)
1/18/2018	Bank of America Merrill Lynch	11,966,400	TWD	400,000	USD	402,576	2,576
1/18/2018	Bank of America Merrill Lynch	5,136,642	ZAR	400,000	USD	413,663	13,663
1/18/2018	Bank of America Merrill Lynch	10,203,522	ZAR	800,000	USD	821,708	21,708
1/22/2018	Bank of America Merrill Lynch	147,861,250	INR	2,300,000	USD	2,310,476	10,476
1/22/2018	Bank of America Merrill Lynch	44,977,721	INR	700,000	USD	702,821	2,821
1/22/2018	Bank of America Merrill Lynch	542,488,051	KRW	500,000	USD	506,928	6,928
1/22/2018	Bank of America Merrill Lynch	11,951,979	TWD	400,000	USD	402,163	2,163
1/29/2018	Bank of America Merrill Lynch	19,272,750	INR	300,000	USD	300,903	903
1/29/2018	Bank of America Merrill Lynch	173,529,000	INR	2,700,000	USD	2,709,282	9,282
2/2/2018	Bank of America Merrill Lynch	1,057,918	BRL	319,006	USD	317,665	(1,341)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,035	USD	5,995	(40)
2/21/2018	Bank of America Merrill Lynch	30,000	BRL	9,050	USD	8,992	(58)
2/21/2018	Bank of America Merrill Lynch	30,000	BRL	9,050	USD	8,992	(58)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,019	USD	5,995	(24)
2/21/2018	Bank of America Merrill Lynch	570,000	BRL	171,511	USD	170,847	(664)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,013	USD	5,995	(18)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,013	USD	5,995	(18)
2/21/2018	Bank of America Merrill Lynch	60,000	BRL	18,101	USD	17,984	(117)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,025	USD	5,995	(30)
2/21/2018	Bank of America Merrill Lynch	20,000	BRL	6,024	USD	5,995	(29)
2/21/2018	Bank of America Merrill Lynch	10,000	BRL	3,011	USD	2,997	(14)
2/21/2018	Bank of America Merrill Lynch	540,000	RUB	9,308	USD	9,312	4
2/21/2018	Bank of America Merrill Lynch	360,000	RUB	6,203	USD	6,208	5

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
2/21/2018	Bank of America Merrill Lynch	250,000	RUB	4,306	USD	$4,311	$5
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,129	USD	9,140	11
2/21/2018	Bank of America Merrill Lynch	540,000	RUB	9,298	USD	9,312	14
2/21/2018	Bank of America Merrill Lynch	280,000	RUB	4,820	USD	4,829	9
2/21/2018	Bank of America Merrill Lynch	270,000	RUB	4,648	USD	4,656	8
2/21/2018	Bank of America Merrill Lynch	410,000	RUB	7,057	USD	7,070	13
2/21/2018	Bank of America Merrill Lynch	200,000	RUB	3,442	USD	3,449	7
2/21/2018	Bank of America Merrill Lynch	2,250,000	RUB	38,726	USD	38,801	75
2/21/2018	Bank of America Merrill Lynch	240,000	RUB	4,130	USD	4,139	9
2/21/2018	Bank of America Merrill Lynch	3,130,000	RUB	53,831	USD	53,976	145
2/21/2018	Bank of America Merrill Lynch	880,000	RUB	15,238	USD	15,175	(63)
2/21/2018	Bank of America Merrill Lynch	1,070,000	RUB	18,519	USD	18,452	(67)
2/21/2018	Bank of America Merrill Lynch	810,000	RUB	14,009	USD	13,968	(41)
2/21/2018	Bank of America Merrill Lynch	1,070,000	RUB	18,495	USD	18,452	(43)
2/21/2018	Bank of America Merrill Lynch	700,000	RUB	12,087	USD	12,071	(16)
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,140	USD	9,140	—
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,130	USD	9,140	10
2/21/2018	Bank of America Merrill Lynch	540,000	RUB	9,301	USD	9,312	11
2/21/2018	Bank of America Merrill Lynch	1,060,000	RUB	18,258	USD	18,280	22
2/21/2018	Bank of America Merrill Lynch	960,000	RUB	16,524	USD	16,555	31
2/21/2018	Bank of America Merrill Lynch	790,000	RUB	13,598	USD	13,624	26
2/21/2018	Bank of America Merrill Lynch	1,390,000	RUB	23,923	USD	23,970	47
2/21/2018	Bank of America Merrill Lynch	380,000	RUB	6,539	USD	6,553	14
2/21/2018	Bank of America Merrill Lynch	1,070,000	RUB	18,412	USD	18,452	40
2/21/2018	Bank of America Merrill Lynch	210,000	RUB	3,613	USD	3,621	8
2/21/2018	Bank of America Merrill Lynch	250,000	RUB	4,301	USD	4,311	10
2/21/2018	Bank of America Merrill Lynch	410,000	RUB	7,045	USD	7,070	25
2/21/2018	Bank of America Merrill Lynch	1,820,000	RUB	31,475	USD	31,386	(89)
2/21/2018	Bank of America Merrill Lynch	590,000	RUB	10,199	USD	10,175	(24)
2/21/2018	Bank of America Merrill Lynch	380,000	RUB	6,567	USD	6,553	(14)
2/21/2018	Bank of America Merrill Lynch	720,000	RUB	12,435	USD	12,416	(19)
2/21/2018	Bank of America Merrill Lynch	670,000	RUB	11,566	USD	11,554	(12)
2/21/2018	Bank of America Merrill Lynch	210,000	RUB	3,624	USD	3,621	(3)
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,143	USD	9,140	(3)
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,140	USD	9,140	—
2/21/2018	Bank of America Merrill Lynch	530,000	RUB	9,139	USD	9,140	1
2/21/2018	Bank of America Merrill Lynch	30,000	TRY	7,750	USD	7,792	42
2/21/2018	Bank of America Merrill Lynch	130,000	TRY	33,537	USD	33,764	227
2/21/2018	Bank of America Merrill Lynch	120,000	TRY	30,974	USD	31,167	193
2/21/2018	Bank of America Merrill Lynch	240,000	TRY	62,583	USD	62,333	(250)
2/21/2018	Bank of America Merrill Lynch	1,970,000	ZAR	158,884	USD	157,851	(1,033)
3/21/2018	Bank of America Merrill Lynch	56,000	AUD	42,033	USD	43,793	1,760
3/21/2018	Bank of America Merrill Lynch	644,842	AUD	486,903	USD	504,280	17,377
3/21/2018	Bank of America Merrill Lynch	744,113	AUD	561,860	USD	581,912	20,052
3/21/2018	Bank of America Merrill Lynch	744,112	AUD	561,860	USD	581,911	20,051
3/21/2018	Bank of America Merrill Lynch	98,801	AUD	75,746	USD	77,264	1,518
3/21/2018	Bank of America Merrill Lynch	197,600	AUD	151,391	USD	154,527	3,136
3/21/2018	Bank of America Merrill Lynch	161,135	AUD	123,188	USD	126,011	2,823
3/21/2018	Bank of America Merrill Lynch	174,384	CAD	135,797	USD	139,320	3,523
3/21/2018	Bank of America Merrill Lynch	34,877	CAD	27,206	USD	27,864	658
3/21/2018	Bank of America Merrill Lynch	34,877	CAD	27,189	USD	27,864	675
3/21/2018	Bank of America Merrill Lynch	156,946	CAD	122,296	USD	125,388	3,092

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Bank of America Merrill Lynch	188,337	CAD	146,742	USD	$150,467	$3,725
3/21/2018	Bank of America Merrill Lynch	196,183	CAD	152,844	USD	156,736	3,892
3/21/2018	Bank of America Merrill Lynch	191,823	CAD	149,382	USD	153,253	3,871
3/21/2018	Bank of America Merrill Lynch	204,072	CAD	158,879	USD	163,038	4,159
3/21/2018	Bank of America Merrill Lynch	34,878	CAD	27,157	USD	27,865	708
3/21/2018	Bank of America Merrill Lynch	132,466	CAD	103,065	USD	105,830	2,765
3/21/2018	Bank of America Merrill Lynch	132,467	CAD	103,100	USD	105,831	2,731
3/21/2018	Bank of America Merrill Lynch	528,855	CAD	411,831	USD	422,516	10,685
3/21/2018	Bank of America Merrill Lynch	105,771	CAD	82,506	USD	84,503	1,997
3/21/2018	Bank of America Merrill Lynch	105,771	CAD	82,455	USD	84,503	2,048
3/21/2018	Bank of America Merrill Lynch	475,969	CAD	370,887	USD	380,264	9,377
3/21/2018	Bank of America Merrill Lynch	571,160	CAD	445,018	USD	456,315	11,297
3/21/2018	Bank of America Merrill Lynch	594,961	CAD	463,527	USD	475,330	11,803
3/21/2018	Bank of America Merrill Lynch	581,740	CAD	453,029	USD	464,768	11,739
3/21/2018	Bank of America Merrill Lynch	618,887	CAD	481,831	USD	494,445	12,614
3/21/2018	Bank of America Merrill Lynch	105,769	CAD	82,354	USD	84,502	2,148
3/21/2018	Bank of America Merrill Lynch	401,730	CAD	312,567	USD	320,953	8,386
3/21/2018	Bank of America Merrill Lynch	401,728	CAD	312,669	USD	320,951	8,282
3/21/2018	Bank of America Merrill Lynch	105,092	CAD	81,993	USD	83,961	1,968
3/21/2018	Bank of America Merrill Lynch	126,157	CAD	98,326	USD	100,790	2,464
3/21/2018	Bank of America Merrill Lynch	378,472	CAD	294,662	USD	302,371	7,709
3/21/2018	Bank of America Merrill Lynch	126,158	CAD	98,221	USD	100,791	2,570
3/21/2018	Bank of America Merrill Lynch	378,469	CAD	294,660	USD	302,369	7,709
3/21/2018	Bank of America Merrill Lynch	252,314	CAD	196,441	USD	201,580	5,139
3/21/2018	Bank of America Merrill Lynch	398,339	CAD	310,130	USD	318,243	8,113
3/21/2018	Bank of America Merrill Lynch	1,085,026,505	CLP	1,653,072	USD	1,763,038	109,966
3/21/2018	Bank of America Merrill Lynch	4,516,072	CLP	7,332	USD	7,338	6
3/21/2018	Bank of America Merrill Lynch	1,582,215	CLP	2,573	USD	2,571	(2)
3/21/2018	Bank of America Merrill Lynch	39,532,510	CZK	1,840,143	USD	1,865,877	25,734
3/21/2018	Bank of America Merrill Lynch	129,001	CZK	6,000	USD	6,089	89
3/21/2018	Bank of America Merrill Lynch	78,975	CZK	3,669	USD	3,728	59
3/21/2018	Bank of America Merrill Lynch	55,935	CZK	2,599	USD	2,640	41
3/21/2018	Bank of America Merrill Lynch	137,501	CZK	6,425	USD	6,490	65
3/21/2018	Bank of America Merrill Lynch	236,136	CZK	11,116	USD	11,145	29
3/21/2018	Bank of America Merrill Lynch	59,000	EUR	69,772	USD	71,194	1,422
3/21/2018	Bank of America Merrill Lynch	156,885	EUR	185,445	USD	189,309	3,864
3/21/2018	Bank of America Merrill Lynch	693,671	EUR	819,840	USD	837,033	17,193
3/21/2018	Bank of America Merrill Lynch	101,000	EUR	120,190	USD	121,874	1,684
3/21/2018	Bank of America Merrill Lynch	25,298	EUR	30,102	USD	30,526	424
3/21/2018	Bank of America Merrill Lynch	50,000	EUR	59,380	USD	60,334	954
3/21/2018	Bank of America Merrill Lynch	124,795	EUR	147,934	USD	150,587	2,653
3/21/2018	Bank of America Merrill Lynch	249,591	EUR	296,330	USD	301,174	4,844
3/21/2018	Bank of America Merrill Lynch	249,591	EUR	296,310	USD	301,174	4,864
3/21/2018	Bank of America Merrill Lynch	259,477	EUR	308,295	USD	313,104	4,809
3/21/2018	Bank of America Merrill Lynch	197,000	EUR	234,860	USD	237,714	2,854
3/21/2018	Bank of America Merrill Lynch	136,000	EUR	162,572	USD	164,107	1,535
3/21/2018	Bank of America Merrill Lynch	70,000	EUR	84,035	USD	84,467	432
3/21/2018	Bank of America Merrill Lynch	184,000	GBP	248,656	USD	249,572	916
3/21/2018	Bank of America Merrill Lynch	73,120	GBP	98,591	USD	99,178	587
3/21/2018	Bank of America Merrill Lynch	73,120	GBP	98,540	USD	99,178	638
3/21/2018	Bank of America Merrill Lynch	73,120	GBP	98,589	USD	99,178	589
3/21/2018	Bank of America Merrill Lynch	73,119	GBP	98,641	USD	99,176	535

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Bank of America Merrill Lynch	34,985	GBP	47,233	USD	$47,453	$220
3/21/2018	Bank of America Merrill Lynch	45,400	GBP	61,260	USD	61,579	319
3/21/2018	Bank of America Merrill Lynch	45,401	GBP	61,274	USD	61,580	306
3/21/2018	Bank of America Merrill Lynch	89,231	GBP	120,455	USD	121,030	575
3/21/2018	Bank of America Merrill Lynch	22,020	GBP	29,712	USD	29,867	155
3/21/2018	Bank of America Merrill Lynch	22,020	GBP	29,719	USD	29,867	148
3/21/2018	Bank of America Merrill Lynch	43,282	GBP	58,427	USD	58,706	279
3/21/2018	Bank of America Merrill Lynch	73,158	GBP	98,098	USD	99,229	1,131
3/21/2018	Bank of America Merrill Lynch	73,157	GBP	98,091	USD	99,228	1,137
3/21/2018	Bank of America Merrill Lynch	73,158	GBP	98,072	USD	99,229	1,157
3/21/2018	Bank of America Merrill Lynch	73,158	GBP	98,079	USD	99,229	1,150
3/21/2018	Bank of America Merrill Lynch	146,313	GBP	196,263	USD	198,454	2,191
3/21/2018	Bank of America Merrill Lynch	73,158	GBP	98,131	USD	99,229	1,098
3/21/2018	Bank of America Merrill Lynch	66,116	GBP	88,673	USD	89,678	1,005
3/21/2018	Bank of America Merrill Lynch	2,632,271	GBP	3,536,340	USD	3,570,328	33,988
3/21/2018	Bank of America Merrill Lynch	23,896	GBP	32,103	USD	32,412	309
3/21/2018	Bank of America Merrill Lynch	282,979,174	HUF	1,062,594	USD	1,099,807	37,213
3/21/2018	Bank of America Merrill Lynch	810,482	HUF	3,044	USD	3,150	106
3/21/2018	Bank of America Merrill Lynch	617,013	HUF	2,325	USD	2,398	73
3/21/2018	Bank of America Merrill Lynch	565,756	HUF	2,140	USD	2,199	59
3/21/2018	Bank of America Merrill Lynch	208,149	HUF	801	USD	809	8
3/21/2018	Bank of America Merrill Lynch	783,728	HUF	3,029	USD	3,046	17
3/21/2018	Bank of America Merrill Lynch	7,113,505	ILS	2,028,483	USD	2,055,924	27,441
3/21/2018	Bank of America Merrill Lynch	17,907	ILS	5,109	USD	5,175	66
3/21/2018	Bank of America Merrill Lynch	9,723	ILS	2,762	USD	2,810	48
3/21/2018	Bank of America Merrill Lynch	5,368	ILS	1,544	USD	1,551	7
3/21/2018	Bank of America Merrill Lynch	2,885	ILS	831	USD	834	3
3/21/2018	Bank of America Merrill Lynch	31,453	ILS	9,087	USD	9,091	4
3/21/2018	Bank of America Merrill Lynch	649,357	INR	9,972	USD	10,074	102
3/21/2018	Bank of America Merrill Lynch	441,854,926	INR	6,784,721	USD	6,854,560	69,839
3/21/2018	Bank of America Merrill Lynch	1,115,420	INR	17,135	USD	17,304	169
3/21/2018	Bank of America Merrill Lynch	83,541	INR	1,294	USD	1,296	2
3/21/2018	Bank of America Merrill Lynch	1,278,218	INR	19,779	USD	19,829	50
3/21/2018	Bank of America Merrill Lynch	13,420,160	KRW	12,292	USD	12,553	261
3/21/2018	Bank of America Merrill Lynch	4,873,210,767	KRW	4,463,301	USD	4,558,162	94,861
3/21/2018	Bank of America Merrill Lynch	6,541,563	KRW	6,007	USD	6,119	112
3/21/2018	Bank of America Merrill Lynch	1,579,045	KRW	1,463	USD	1,477	14
3/21/2018	Bank of America Merrill Lynch	3,968,509	KRW	3,700	USD	3,712	12
3/21/2018	Bank of America Merrill Lynch	20,181,334	KRW	18,881	USD	18,877	(4)
3/21/2018	Bank of America Merrill Lynch	11,512	NOK	1,386	USD	1,411	25
3/21/2018	Bank of America Merrill Lynch	2,867,415	NOK	345,300	USD	351,365	6,065
3/21/2018	Bank of America Merrill Lynch	4,813,615	NOK	578,231	USD	589,847	11,616
3/21/2018	Bank of America Merrill Lynch	3,538,173	NOK	425,744	USD	433,558	7,814
3/21/2018	Bank of America Merrill Lynch	1,275,442	NOK	153,321	USD	156,289	2,968
3/21/2018	Bank of America Merrill Lynch	647,237	NZD	448,012	USD	459,861	11,849
3/21/2018	Bank of America Merrill Lynch	647,237	NZD	448,012	USD	459,861	11,849
3/21/2018	Bank of America Merrill Lynch	647,237	NZD	448,012	USD	459,861	11,849
3/21/2018	Bank of America Merrill Lynch	855,143	NZD	593,107	USD	607,578	14,471
3/21/2018	Bank of America Merrill Lynch	855,143	NZD	594,143	USD	607,578	13,435
3/21/2018	Bank of America Merrill Lynch	705,491	NZD	489,540	USD	501,251	11,711
3/21/2018	Bank of America Merrill Lynch	427,571	NZD	296,658	USD	303,789	7,131
3/21/2018	Bank of America Merrill Lynch	855,143	NZD	595,946	USD	607,578	11,632

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Bank of America Merrill Lynch	647,237	NZD	451,681	USD	$459,861	$8,180
3/21/2018	Bank of America Merrill Lynch	610,202	NZD	426,138	USD	433,548	7,410
3/21/2018	Bank of America Merrill Lynch	610,203	NZD	425,978	USD	433,549	7,571
3/21/2018	Bank of America Merrill Lynch	21,482	NZD	15,054	USD	15,263	209
3/21/2018	Bank of America Merrill Lynch	2,129	NZD	1,492	USD	1,513	21
3/21/2018	Bank of America Merrill Lynch	171,353	NZD	120,234	USD	121,746	1,512
3/21/2018	Bank of America Merrill Lynch	171,353	NZD	120,175	USD	121,746	1,571
3/21/2018	Bank of America Merrill Lynch	266,473	NZD	186,240	USD	189,329	3,089
3/21/2018	Bank of America Merrill Lynch	1,524,094	PHP	30,102	USD	30,421	319
3/21/2018	Bank of America Merrill Lynch	2,529,797	PHP	49,860	USD	50,494	634
3/21/2018	Bank of America Merrill Lynch	1,845,046	PHP	36,352	USD	36,827	475
3/21/2018	Bank of America Merrill Lynch	1,841,831	PHP	36,356	USD	36,762	406
3/21/2018	Bank of America Merrill Lynch	2,119,114	PHP	41,779	USD	42,297	518
3/21/2018	Bank of America Merrill Lynch	2,227,405	PHP	43,966	USD	44,458	492
3/21/2018	Bank of America Merrill Lynch	12,521,879	PHP	246,975	USD	249,934	2,959
3/21/2018	Bank of America Merrill Lynch	1,733,602	PHP	34,358	USD	34,602	244
3/21/2018	Bank of America Merrill Lynch	2,151,814	PHP	42,749	USD	42,950	201
3/21/2018	Bank of America Merrill Lynch	1,922,591	PHP	38,224	USD	38,374	150
3/21/2018	Bank of America Merrill Lynch	2,516,983	PHP	50,384	USD	50,238	(146)
3/21/2018	Bank of America Merrill Lynch	2,416,422	PHP	48,435	USD	48,231	(204)
3/21/2018	Bank of America Merrill Lynch	2,438,459	PHP	48,776	USD	48,671	(105)
3/21/2018	Bank of America Merrill Lynch	6,822,745	PLN	1,909,794	USD	1,964,188	54,394
3/21/2018	Bank of America Merrill Lynch	15,084	PLN	4,221	USD	4,343	122
3/21/2018	Bank of America Merrill Lynch	5,820	PLN	1,633	USD	1,675	42
3/21/2018	Bank of America Merrill Lynch	3,266	PLN	918	USD	940	22
3/21/2018	Bank of America Merrill Lynch	2,528	PLN	719	USD	728	9
3/21/2018	Bank of America Merrill Lynch	27,725	PLN	7,922	USD	7,982	60
3/21/2018	Bank of America Merrill Lynch	99,620,890	RUB	1,660,406	USD	1,711,726	51,320
3/21/2018	Bank of America Merrill Lynch	20,581	RUB	344	USD	354	10
3/21/2018	Bank of America Merrill Lynch	212,443	RUB	3,654	USD	3,650	(4)
3/21/2018	Bank of America Merrill Lynch	171,855	RUB	2,951	USD	2,953	2
3/21/2018	Bank of America Merrill Lynch	20,926	SEK	2,477	USD	2,568	91
3/21/2018	Bank of America Merrill Lynch	5,853,981	SEK	692,713	USD	718,512	25,799
3/21/2018	Bank of America Merrill Lynch	387,184	SEK	45,816	USD	47,522	1,706
3/21/2018	Bank of America Merrill Lynch	77,674,299	SEK	9,282,011	USD	9,533,675	251,664
3/21/2018	Bank of America Merrill Lynch	12,062,228	SEK	1,441,426	USD	1,480,507	39,081
3/21/2018	Bank of America Merrill Lynch	13,183	SEK	1,606	USD	1,618	12
3/21/2018	Bank of America Merrill Lynch	14,613	SGD	10,821	USD	10,948	127
3/21/2018	Bank of America Merrill Lynch	4,549,029	SGD	3,367,349	USD	3,408,168	40,819
3/21/2018	Bank of America Merrill Lynch	1,819	SGD	1,348	USD	1,363	15
3/21/2018	Bank of America Merrill Lynch	2,055	SGD	1,526	USD	1,540	14
3/21/2018	Bank of America Merrill Lynch	4,395	SGD	3,279	USD	3,292	13
3/21/2018	Bank of America Merrill Lynch	14,196	SGD	10,621	USD	10,636	15
3/21/2018	Bank of America Merrill Lynch	581	SGD	435	USD	435	—
3/21/2018	Bank of America Merrill Lynch	110,982	TRY	28,126	USD	28,585	459
3/21/2018	Bank of America Merrill Lynch	81,459	TRY	20,669	USD	20,981	312
3/21/2018	Bank of America Merrill Lynch	26,455	TRY	6,682	USD	6,814	132
3/21/2018	Bank of America Merrill Lynch	41,502	TRY	10,407	USD	10,689	282
3/21/2018	Bank of America Merrill Lynch	27,357	TRY	6,881	USD	7,046	165
3/21/2018	Bank of America Merrill Lynch	7,821	TRY	1,979	USD	2,014	35
3/21/2018	Bank of America Merrill Lynch	1,267,443	TRY	321,166	USD	326,444	5,278
3/21/2018	Bank of America Merrill Lynch	9,859	TRY	2,503	USD	2,539	36

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
3/21/2018	Bank of America Merrill Lynch	75,842	TRY	19,340	USD	$19,534	$194
3/21/2018	Bank of America Merrill Lynch	56,321	TRY	14,378	USD	14,506	128
3/21/2018	Bank of America Merrill Lynch	73,435	TRY	18,803	USD	18,914	111
3/21/2018	Bank of America Merrill Lynch	51,908	TRY	13,252	USD	13,369	117
3/21/2018	Bank of America Merrill Lynch	42,991	TRY	11,025	USD	11,073	48
3/21/2018	Bank of America Merrill Lynch	85,603	TRY	22,133	USD	22,048	(85)
3/21/2018	Bank of America Merrill Lynch	237,727	TWD	7,977	USD	8,027	50
3/21/2018	Bank of America Merrill Lynch	106,022,367	TWD	3,557,201	USD	3,579,763	22,562
3/21/2018	Bank of America Merrill Lynch	36,937	TWD	1,253	USD	1,247	(6)
3/22/2018	Bank of America Merrill Lynch	28,458,715	JPY	252,046	USD	253,694	1,648
3/22/2018	Bank of America Merrill Lynch	132,243,994	JPY	1,171,360	USD	1,178,885	7,525
3/22/2018	Bank of America Merrill Lynch	11,784,945	JPY	105,264	USD	105,057	(207)
3/22/2018	Bank of America Merrill Lynch	11,784,945	JPY	105,271	USD	105,056	(215)
3/22/2018	Bank of America Merrill Lynch	11,784,945	JPY	105,237	USD	105,056	(181)
3/22/2018	Bank of America Merrill Lynch	11,784,945	JPY	105,194	USD	105,056	(138)
3/22/2018	Bank of America Merrill Lynch	11,784,945	JPY	105,199	USD	105,057	(142)
3/22/2018	Bank of America Merrill Lynch	6,734,355	JPY	60,095	USD	60,033	(62)
3/22/2018	Bank of America Merrill Lynch	6,851,554	JPY	61,198	USD	61,078	(120)
3/22/2018	Bank of America Merrill Lynch	6,851,554	JPY	61,203	USD	61,078	(125)
3/22/2018	Bank of America Merrill Lynch	6,851,554	JPY	61,183	USD	61,078	(105)
3/22/2018	Bank of America Merrill Lynch	6,851,554	JPY	61,158	USD	61,078	(80)
3/22/2018	Bank of America Merrill Lynch	6,851,554	JPY	61,161	USD	61,078	(83)
3/22/2018	Bank of America Merrill Lynch	3,915,239	JPY	34,938	USD	34,902	(36)
3/22/2018	Bank of America Merrill Lynch	23,907,564	JPY	213,987	USD	213,123	(864)
3/22/2018	Bank of America Merrill Lynch	27,973,766	JPY	250,382	USD	249,371	(1,011)
3/22/2018	Bank of America Merrill Lynch	9,237,030	JPY	82,482	USD	82,343	(139)
3/22/2018	Bank of America Merrill Lynch	9,237,028	JPY	82,444	USD	82,343	(101)
3/22/2018	Bank of America Merrill Lynch	27,711,089	JPY	247,468	USD	247,030	(438)
3/22/2018	Bank of America Merrill Lynch	8,615,063	JPY	76,919	USD	76,799	(120)
3/22/2018	Bank of America Merrill Lynch	1,796,708	JPY	16,044	USD	16,017	(27)
3/22/2018	Bank of America Merrill Lynch	1,796,709	JPY	16,037	USD	16,017	(20)
3/22/2018	Bank of America Merrill Lynch	5,390,126	JPY	48,135	USD	48,050	(85)
3/22/2018	Bank of America Merrill Lynch	1,675,730	JPY	14,962	USD	14,938	(24)
3/22/2018	Bank of America Merrill Lynch	12,242	ZAR	885	USD	977	92
3/22/2018	Bank of America Merrill Lynch	464,554	ZAR	33,553	USD	37,075	3,522
3/22/2018	Bank of America Merrill Lynch	420,530	ZAR	30,439	USD	33,561	3,122
3/22/2018	Bank of America Merrill Lynch	38,274	ZAR	2,763	USD	3,055	292
3/22/2018	Bank of America Merrill Lynch	333,436	ZAR	24,442	USD	26,611	2,169
3/22/2018	Bank of America Merrill Lynch	547,456	ZAR	40,555	USD	43,691	3,136
3/22/2018	Bank of America Merrill Lynch	658,369	ZAR	50,000	USD	52,543	2,543
3/22/2018	Bank of America Merrill Lynch	808,409	ZAR	62,180	USD	64,517	2,337
3/22/2018	Bank of America Merrill Lynch	117,583	ZAR	9,072	USD	9,384	312
3/22/2018	Bank of America Merrill Lynch	117,548	ZAR	9,072	USD	9,381	309
3/22/2018	Bank of America Merrill Lynch	117,501	ZAR	9,072	USD	9,377	305
3/22/2018	Bank of America Merrill Lynch	117,448	ZAR	9,073	USD	9,373	300
3/22/2018	Bank of America Merrill Lynch	117,480	ZAR	9,073	USD	9,376	303
3/22/2018	Bank of America Merrill Lynch	117,468	ZAR	9,073	USD	9,375	302
3/22/2018	Bank of America Merrill Lynch	45,825	ZAR	3,539	USD	3,657	118
3/22/2018	Bank of America Merrill Lynch	192,569	ZAR	14,939	USD	15,368	429
3/22/2018	Bank of America Merrill Lynch	192,598	ZAR	14,939	USD	15,371	432
3/22/2018	Bank of America Merrill Lynch	192,605	ZAR	14,940	USD	15,371	431
3/22/2018	Bank of America Merrill Lynch	192,573	ZAR	14,940	USD	15,369	429

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Buy:
3/22/2018	Bank of America Merrill Lynch	170,154	ZAR	13,200	USD	$13,580	$380
3/22/2018	Bank of America Merrill Lynch	194,092	ZAR	15,084	USD	15,490	406
3/22/2018	Bank of America Merrill Lynch	194,207	ZAR	15,084	USD	15,499	415
3/22/2018	Bank of America Merrill Lynch	194,314	ZAR	15,083	USD	15,508	425
3/22/2018	Bank of America Merrill Lynch	194,136	ZAR	15,084	USD	15,494	410
3/22/2018	Bank of America Merrill Lynch	55,918	ZAR	4,341	USD	4,463	122
3/22/2018	Bank of America Merrill Lynch	193,441	ZAR	14,990	USD	15,438	448
3/22/2018	Bank of America Merrill Lynch	193,542	ZAR	14,991	USD	15,446	455
3/22/2018	Bank of America Merrill Lynch	193,574	ZAR	14,991	USD	15,449	458
3/22/2018	Bank of America Merrill Lynch	61,152	ZAR	4,735	USD	4,880	145
3/22/2018	Bank of America Merrill Lynch	188,359	ZAR	15,005	USD	15,032	27
3/22/2018	Bank of America Merrill Lynch	188,390	ZAR	15,006	USD	15,035	29
3/22/2018	Bank of America Merrill Lynch	180,502	ZAR	14,377	USD	14,405	28
3/22/2018	Bank of America Merrill Lynch	188,132	ZAR	15,085	USD	15,014	(71)
3/22/2018	Bank of America Merrill Lynch	188,126	ZAR	15,085	USD	15,014	(71)
3/22/2018	Bank of America Merrill Lynch	63,096	ZAR	5,060	USD	5,036	(24)
3/22/2018	Bank of America Merrill Lynch	385,511	ZAR	31,009	USD	30,767	(242)
							3,195,316
To Sell:
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,778	USD	7,821	(43)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,779	USD	7,821	(42)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,780	USD	7,821	(41)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,781	USD	7,821	(40)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,781	USD	7,821	(40)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,782	USD	7,821	(39)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,782	USD	7,821	(39)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,783	USD	7,822	(39)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,785	USD	7,822	(37)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,788	USD	7,822	(34)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,792	USD	7,822	(30)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,793	USD	7,821	(28)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,794	USD	7,821	(27)
1/2/2018	Bank of America Merrill Lynch	10,000	AUD	7,795	USD	7,821	(26)
1/2/2018	Bank of America Merrill Lynch	76,792	CAD	61,281	USD	61,289	(8)
1/2/2018	Bank of America Merrill Lynch	38,394	CAD	30,641	USD	30,643	(2)
1/2/2018	Bank of America Merrill Lynch	19,197	CAD	15,320	USD	15,321	(1)
1/2/2018	Bank of America Merrill Lynch	965,617	CAD	770,542	USD	770,675	(133)
1/2/2018	Bank of America Merrill Lynch	500,000	EUR	444,491	GBP	600,400	(2,973)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,929	USD	12,008	(79)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,930	USD	12,008	(78)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,931	USD	12,008	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,931	USD	12,008	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,931	USD	12,008	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,933	USD	12,008	(75)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,933	USD	12,008	(75)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,935	USD	12,008	(73)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,936	USD	12,008	(72)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,936	USD	12,008	(72)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,936	USD	12,008	(72)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,939	USD	12,008	(69)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,940	USD	12,008	(68)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,942	USD	$12,008	$(66)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,942	USD	12,008	(66)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,944	USD	12,008	(64)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,945	USD	12,008	(63)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,946	USD	12,008	(62)
1/2/2018	Bank of America Merrill Lynch	10,000	EUR	11,948	USD	12,008	(60)
1/2/2018	Bank of America Merrill Lynch	625,000	EUR	747,120	USD	750,500	(3,380)
1/2/2018	Bank of America Merrill Lynch	443,941	GBP	500,000	EUR	600,542	12
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,442	USD	13,528	(86)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,443	USD	13,528	(85)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,444	USD	13,528	(84)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,444	USD	13,528	(84)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,450	USD	13,527	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,450	USD	13,527	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,450	USD	13,527	(77)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,452	USD	13,528	(76)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,453	USD	13,528	(75)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,454	USD	13,528	(74)
1/2/2018	Bank of America Merrill Lynch	10,000	GBP	13,454	USD	13,528	(74)
1/2/2018	Bank of America Merrill Lynch	550	GBP	741	USD	745	(4)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,528	USD	1,533	(5)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,533	(6)
1/2/2018	Bank of America Merrill Lynch	130,000	MXN	6,617	USD	6,644	(27)
1/2/2018	Bank of America Merrill Lynch	90,000	MXN	4,581	USD	4,600	(19)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,533	(6)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,527	USD	1,533	(6)
1/2/2018	Bank of America Merrill Lynch	90,000	MXN	4,580	USD	4,600	(20)
1/2/2018	Bank of America Merrill Lynch	70,000	MXN	3,562	USD	3,578	(16)
1/2/2018	Bank of America Merrill Lynch	130,000	MXN	6,611	USD	6,644	(33)
1/2/2018	Bank of America Merrill Lynch	70,000	MXN	3,558	USD	3,578	(20)
1/2/2018	Bank of America Merrill Lynch	80,000	MXN	4,065	USD	4,089	(24)
1/2/2018	Bank of America Merrill Lynch	150,000	MXN	7,621	USD	7,667	(46)
1/2/2018	Bank of America Merrill Lynch	60,000	MXN	3,048	USD	3,067	(19)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,523	USD	1,533	(10)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,523	USD	1,533	(10)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,522	USD	1,533	(11)
1/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,014	USD	1,022	(8)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,521	USD	1,533	(12)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,521	USD	1,533	(12)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,521	USD	1,533	(12)
1/2/2018	Bank of America Merrill Lynch	20,000	MXN	1,014	USD	1,022	(8)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,520	USD	1,533	(13)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,519	USD	1,533	(14)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,519	USD	1,533	(14)
1/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,025	USD	2,044	(19)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,518	USD	1,533	(15)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,518	USD	1,533	(15)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,518	USD	1,533	(15)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,518	USD	1,533	(15)
1/2/2018	Bank of America Merrill Lynch	30,000	MXN	1,517	USD	1,533	(16)
1/2/2018	Bank of America Merrill Lynch	40,000	MXN	2,022	USD	2,044	(22)
1/2/2018	Bank of America Merrill Lynch	80,000	PLN	22,868	USD	23,023	(155)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/2/2018	Bank of America Merrill Lynch	760,000	SEK	92,140	USD	$92,825	$(685)
1/2/2018	Bank of America Merrill Lynch	378,491	TRY	100,000	USD	99,824	176
1/2/2018	Bank of America Merrill Lynch	344,811	TRY	90,909	USD	90,941	(32)
1/2/2018	Bank of America Merrill Lynch	34,436	TRY	9,091	USD	9,082	9
1/2/2018	Bank of America Merrill Lynch	20,000	ZAR	1,622	USD	1,616	6
1/3/2018	Bank of America Merrill Lynch	59,814	AUD	46,695	USD	46,784	(89)
1/3/2018	Bank of America Merrill Lynch	672,894	AUD	525,156	USD	526,305	(1,149)
1/3/2018	Bank of America Merrill Lynch	148,256	AUD	115,804	USD	115,959	(155)
1/3/2018	Bank of America Merrill Lynch	73,371	AUD	57,311	USD	57,387	(76)
1/3/2018	Bank of America Merrill Lynch	362,733	AUD	283,381	USD	283,712	(331)
1/3/2018	Bank of America Merrill Lynch	282,932	AUD	220,990	USD	221,296	(306)
1/3/2018	Bank of America Merrill Lynch	8,381	BRL	2,565	USD	2,526	39
1/3/2018	Bank of America Merrill Lynch	6,029	BRL	1,851	USD	1,817	34
1/3/2018	Bank of America Merrill Lynch	4,200	BRL	1,297	USD	1,266	31
1/3/2018	Bank of America Merrill Lynch	139	BRL	42	USD	42	—
1/3/2018	Bank of America Merrill Lynch	484	BRL	147	USD	146	1
1/3/2018	Bank of America Merrill Lynch	49,691	BRL	15,061	USD	14,975	86
1/3/2018	Bank of America Merrill Lynch	54,173	BRL	16,425	USD	16,325	100
1/3/2018	Bank of America Merrill Lynch	70,817	BRL	21,274	USD	21,341	(67)
1/3/2018	Bank of America Merrill Lynch	265,973	BRL	80,444	USD	80,153	291
1/3/2018	Bank of America Merrill Lynch	198,741	BRL	59,441	USD	59,892	(451)
1/3/2018	Bank of America Merrill Lynch	191,770	BRL	57,842	USD	57,791	51
1/3/2018	Bank of America Merrill Lynch	169,295	BRL	51,415	USD	51,018	397
1/3/2018	Bank of America Merrill Lynch	840,168	BRL	254,959	USD	253,191	1,768
1/3/2018	Bank of America Merrill Lynch	103,128	BRL	31,268	USD	31,078	190
1/3/2018	Bank of America Merrill Lynch	117,372	BRL	35,494	USD	35,371	123
1/3/2018	Bank of America Merrill Lynch	107,166	BRL	32,245	USD	32,295	(50)
1/3/2018	Bank of America Merrill Lynch	118,142	BRL	35,646	USD	35,603	43
1/3/2018	Bank of America Merrill Lynch	1,057,918	BRL	320,241	USD	318,811	1,430
1/3/2018	Bank of America Merrill Lynch	6,225	BRL	1,882	USD	1,876	6
1/3/2018	Bank of America Merrill Lynch	9,832	BRL	2,972	USD	2,963	9
1/3/2018	Bank of America Merrill Lynch	43,924	BRL	13,278	USD	13,237	41
1/3/2018	Bank of America Merrill Lynch	574,646	BRL	173,714	USD	173,174	540
1/3/2018	Bank of America Merrill Lynch	2,728,960	BRL	824,958	USD	822,392	2,566
1/3/2018	Bank of America Merrill Lynch	200,000	CAD	17,915,583	JPY	159,633	(848)
1/3/2018	Bank of America Merrill Lynch	10,000	CHF	10,232	USD	10,264	(32)
1/3/2018	Bank of America Merrill Lynch	500,000	EUR	443,212	GBP	600,515	(853)
1/3/2018	Bank of America Merrill Lynch	75,471	EUR	66,936	GBP	90,643	(79)
1/3/2018	Bank of America Merrill Lynch	324,529	EUR	287,698	GBP	389,769	(516)
1/3/2018	Bank of America Merrill Lynch	51,856	GBP	58,378	EUR	70,155	(33)
1/3/2018	Bank of America Merrill Lynch	237,682	GBP	267,548	EUR	321,559	(185)
1/3/2018	Bank of America Merrill Lynch	65,818	GBP	74,074	EUR	89,045	(69)
1/3/2018	Bank of America Merrill Lynch	17,617,585	JPY	200,000	AUD	156,424	(594)
1/3/2018	Bank of America Merrill Lynch	17,617,740	JPY	200,000	AUD	156,425	(595)
1/3/2018	Bank of America Merrill Lynch	17,917,790	JPY	200,000	CAD	159,089	(224)
1/3/2018	Bank of America Merrill Lynch	28,717,550	JPY	250,000	CHF	254,979	518
1/3/2018	Bank of America Merrill Lynch	28,721,175	JPY	250,000	CHF	255,011	485
1/3/2018	Bank of America Merrill Lynch	28,709,900	JPY	250,000	CHF	254,911	586
1/3/2018	Bank of America Merrill Lynch	13,493,355	JPY	100,000	EUR	119,805	(376)
1/4/2018	Bank of America Merrill Lynch	400,000	AUD	35,159,680	JPY	312,861	(653)
1/4/2018	Bank of America Merrill Lynch	750,000	CHF	86,415,750	JPY	769,859	(2,510)
1/4/2018	Bank of America Merrill Lynch	100,000	EUR	13,469,950	JPY	120,111	(501)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/4/2018	Bank of America Merrill Lynch	5,000,000	JPY	44,308	USD	$44,394	$(86)
1/4/2018	Bank of America Merrill Lynch	189,273	JPY	1,680	USD	1,681	(1)
1/5/2018	Bank of America Merrill Lynch	600,000	AUD	52,727,058	JPY	469,292	(1,066)
1/5/2018	Bank of America Merrill Lynch	500,000	CHF	57,853,732	JPY	513,278	473
1/5/2018	Bank of America Merrill Lynch	315,791	EUR	42,781,082	JPY	379,323	581
1/5/2018	Bank of America Merrill Lynch	284,209	EUR	38,504,500	JPY	341,387	540
1/5/2018	Bank of America Merrill Lynch	57,601,934	JPY	500,000	CHF	511,464	1,892
1/5/2018	Bank of America Merrill Lynch	15,994,236	JPY	200,000	NZD	142,017	209
1/5/2018	Bank of America Merrill Lynch	17,997,600	TWD	600,000	USD	604,970	(4,970)
1/8/2018	Bank of America Merrill Lynch	1,531,474,000	KRW	1,400,000	USD	1,430,744	(30,744)
1/16/2018	Bank of America Merrill Lynch	173,340,000	INR	2,700,000	USD	2,710,557	(10,557)
1/17/2018	Bank of America Merrill Lynch	1,420,000	AUD	1,074,124	USD	1,110,669	(36,545)
1/17/2018	Bank of America Merrill Lynch	50,000	AUD	38,122	USD	39,108	(986)
1/17/2018	Bank of America Merrill Lynch	70,000	AUD	53,171	USD	54,751	(1,580)
1/17/2018	Bank of America Merrill Lynch	140,000	AUD	105,872	USD	109,503	(3,631)
1/17/2018	Bank of America Merrill Lynch	10,000	AUD	7,525	USD	7,821	(296)
1/17/2018	Bank of America Merrill Lynch	580,000	AUD	437,195	USD	453,653	(16,458)
1/17/2018	Bank of America Merrill Lynch	130,000	AUD	99,491	USD	101,681	(2,190)
1/17/2018	Bank of America Merrill Lynch	380,000	AUD	292,693	USD	297,221	(4,528)
1/17/2018	Bank of America Merrill Lynch	200,000	AUD	154,243	USD	156,432	(2,189)
1/17/2018	Bank of America Merrill Lynch	140,000	AUD	108,807	USD	109,503	(696)
1/17/2018	Bank of America Merrill Lynch	140,000	AUD	109,099	USD	109,503	(404)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,169	USD	15,042	127
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,121	USD	6,017	104
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,175	USD	9,025	150
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,168	USD	9,025	143
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,330	USD	18,050	280
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,164	USD	9,025	139
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,266	USD	15,042	224
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,265	USD	15,042	223
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,201	USD	12,033	168
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,238	USD	15,042	196
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,185	USD	12,034	151
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,258	USD	18,051	207
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,170	USD	12,034	136
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,085	USD	6,017	68
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	21,295	USD	21,059	236
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,084	USD	6,017	67
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,083	USD	6,017	66
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,118	USD	9,025	93
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,078	USD	6,017	61
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,117	USD	9,025	92
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,074	USD	6,017	57
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,132	USD	12,033	99
1/17/2018	Bank of America Merrill Lynch	80,000	BRL	24,213	USD	24,067	146
1/17/2018	Bank of America Merrill Lynch	130,000	BRL	39,333	USD	39,109	224
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,125	USD	15,042	83
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,072	USD	9,025	47
1/17/2018	Bank of America Merrill Lynch	90,000	BRL	27,208	USD	27,075	133
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,085	USD	12,034	51
1/17/2018	Bank of America Merrill Lynch	90,000	BRL	27,182	USD	27,076	106
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,079	USD	12,034	45

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,057	USD	$9,025	$32
1/17/2018	Bank of America Merrill Lynch	120,000	BRL	36,206	USD	36,101	105
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,025	USD	9,025	—
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,139	USD	9,025	114
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,092	USD	6,017	75
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,273	USD	18,050	223
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,132	USD	9,025	107
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,176	USD	12,033	143
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,175	USD	12,034	141
1/17/2018	Bank of America Merrill Lynch	110,000	BRL	33,470	USD	33,092	378
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,085	USD	6,017	68
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,126	USD	9,025	101
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,125	USD	9,025	100
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	21,290	USD	21,059	231
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,123	USD	9,025	98
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,160	USD	12,034	126
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,158	USD	12,033	125
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,152	USD	12,034	118
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,138	USD	12,034	104
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,096	USD	9,025	71
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,085	USD	12,034	51
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,060	USD	9,025	35
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,084	USD	15,042	42
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,061	USD	12,034	27
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	14,977	USD	15,042	(65)
1/17/2018	Bank of America Merrill Lynch	90,000	BRL	26,954	USD	27,075	(121)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	20,957	USD	21,059	(102)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	14,968	USD	15,042	(74)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,054	USD	9,025	29
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	15,080	USD	15,042	38
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,031	USD	6,017	14
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,042	USD	9,025	17
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,021	USD	6,017	4
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,035	USD	12,034	1
1/17/2018	Bank of America Merrill Lynch	80,000	BRL	23,884	USD	24,067	(183)
1/17/2018	Bank of America Merrill Lynch	80,000	BRL	23,873	USD	24,067	(194)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	20,881	USD	21,059	(178)
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	5,963	USD	6,017	(54)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	11,921	USD	12,034	(113)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,017	USD	12,033	(16)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,011	USD	9,025	(14)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	21,022	USD	21,059	(37)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	18,017	USD	18,050	(33)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,007	USD	9,025	(18)
1/17/2018	Bank of America Merrill Lynch	80,000	BRL	24,009	USD	24,067	(58)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	11,995	USD	12,034	(39)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	17,970	USD	18,050	(80)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	14,971	USD	15,042	(71)
1/17/2018	Bank of America Merrill Lynch	60,000	BRL	17,965	USD	18,050	(85)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	11,973	USD	12,034	(61)
1/17/2018	Bank of America Merrill Lynch	50,000	BRL	14,964	USD	15,042	(78)
1/17/2018	Bank of America Merrill Lynch	70,000	BRL	20,973	USD	21,059	(86)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,049	USD	$12,034	$15
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,019	USD	6,017	2
1/17/2018	Bank of America Merrill Lynch	20,000	BRL	6,014	USD	6,017	(3)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	9,009	USD	9,025	(16)
1/17/2018	Bank of America Merrill Lynch	40,000	BRL	12,008	USD	12,034	(26)
1/17/2018	Bank of America Merrill Lynch	30,000	BRL	8,987	USD	9,025	(38)
1/17/2018	Bank of America Merrill Lynch	570,000	BRL	172,158	USD	171,479	679
1/17/2018	Bank of America Merrill Lynch	140,000	CAD	110,211	USD	111,766	(1,555)
1/17/2018	Bank of America Merrill Lynch	180,000	CAD	141,870	USD	143,699	(1,829)
1/17/2018	Bank of America Merrill Lynch	190,000	CAD	148,637	USD	151,683	(3,046)
1/17/2018	Bank of America Merrill Lynch	380,000	CAD	296,277	USD	303,365	(7,088)
1/17/2018	Bank of America Merrill Lynch	430,000	CAD	334,248	USD	343,282	(9,034)
1/17/2018	Bank of America Merrill Lynch	80,000	CAD	62,233	USD	63,866	(1,633)
1/17/2018	Bank of America Merrill Lynch	40,000	CAD	31,071	USD	31,933	(862)
1/17/2018	Bank of America Merrill Lynch	50,000	CAD	39,313	USD	39,916	(603)
1/17/2018	Bank of America Merrill Lynch	190,000	CAD	149,801	USD	151,683	(1,882)
1/17/2018	Bank of America Merrill Lynch	370,000	CAD	292,914	USD	295,382	(2,468)
1/17/2018	Bank of America Merrill Lynch	190,000	CAD	150,997	USD	151,683	(686)
1/17/2018	Bank of America Merrill Lynch	110,000	CHF	111,229	USD	113,024	(1,795)
1/17/2018	Bank of America Merrill Lynch	180,000	CHF	182,532	USD	184,948	(2,416)
1/17/2018	Bank of America Merrill Lynch	350,000	CHF	354,852	USD	359,622	(4,770)
1/17/2018	Bank of America Merrill Lynch	150,000	CHF	152,697	USD	154,124	(1,427)
1/17/2018	Bank of America Merrill Lynch	210,000	CHF	213,729	USD	215,773	(2,044)
1/17/2018	Bank of America Merrill Lynch	80,000	EUR	94,625	USD	96,168	(1,543)
1/17/2018	Bank of America Merrill Lynch	140,000	EUR	165,197	USD	168,294	(3,097)
1/17/2018	Bank of America Merrill Lynch	30,000	EUR	35,499	USD	36,063	(564)
1/17/2018	Bank of America Merrill Lynch	60,000	EUR	70,551	USD	72,126	(1,575)
1/17/2018	Bank of America Merrill Lynch	240,000	EUR	283,530	USD	288,504	(4,974)
1/17/2018	Bank of America Merrill Lynch	380,000	EUR	449,000	USD	456,798	(7,798)
1/17/2018	Bank of America Merrill Lynch	160,000	EUR	189,437	USD	192,336	(2,899)
1/17/2018	Bank of America Merrill Lynch	130,000	EUR	154,157	USD	156,273	(2,116)
1/17/2018	Bank of America Merrill Lynch	50,000	EUR	59,491	USD	60,105	(614)
1/17/2018	Bank of America Merrill Lynch	120,000	EUR	143,105	USD	144,252	(1,147)
1/17/2018	Bank of America Merrill Lynch	190,000	EUR	227,152	USD	228,399	(1,247)
1/17/2018	Bank of America Merrill Lynch	140,000	GBP	189,442	USD	189,500	(58)
1/17/2018	Bank of America Merrill Lynch	120,000	GBP	161,860	USD	162,429	(569)
1/17/2018	Bank of America Merrill Lynch	120,000	GBP	160,747	USD	162,429	(1,682)
1/17/2018	Bank of America Merrill Lynch	130,000	GBP	174,887	USD	175,964	(1,077)
1/17/2018	Bank of America Merrill Lynch	280,000	GBP	375,047	USD	379,000	(3,953)
1/17/2018	Bank of America Merrill Lynch	190,000	GBP	255,902	USD	257,178	(1,276)
1/17/2018	Bank of America Merrill Lynch	320,000	GBP	427,147	USD	433,142	(5,995)
1/17/2018	Bank of America Merrill Lynch	110,000	GBP	147,972	USD	148,893	(921)
1/17/2018	Bank of America Merrill Lynch	212,000,000	JPY	1,885,257	USD	1,883,547	1,710
1/17/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,890	USD	8,885	5
1/17/2018	Bank of America Merrill Lynch	11,000,000	JPY	97,928	USD	97,731	197
1/17/2018	Bank of America Merrill Lynch	6,000,000	JPY	53,496	USD	53,308	188
1/17/2018	Bank of America Merrill Lynch	9,000,000	JPY	79,859	USD	79,962	(103)
1/17/2018	Bank of America Merrill Lynch	18,000,000	JPY	159,061	USD	159,924	(863)
1/17/2018	Bank of America Merrill Lynch	1,000,000	JPY	8,846	USD	8,885	(39)
1/17/2018	Bank of America Merrill Lynch	4,650,000	MXN	244,672	USD	236,829	7,843
1/17/2018	Bank of America Merrill Lynch	2,420,000	MXN	127,081	USD	123,253	3,828
1/17/2018	Bank of America Merrill Lynch	180,000	MXN	9,446	USD	9,168	278

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/17/2018	Bank of America Merrill Lynch	390,000	MXN	20,378	USD	$19,863	$515
1/17/2018	Bank of America Merrill Lynch	1,490,000	MXN	77,203	USD	75,887	1,316
1/17/2018	Bank of America Merrill Lynch	720,000	MXN	37,536	USD	36,670	866
1/17/2018	Bank of America Merrill Lynch	2,030,000	MXN	105,099	USD	103,390	1,709
1/17/2018	Bank of America Merrill Lynch	2,470,000	MXN	126,345	USD	125,799	546
1/17/2018	Bank of America Merrill Lynch	2,020,000	MXN	102,075	USD	102,880	(805)
1/17/2018	Bank of America Merrill Lynch	6,360,000	MXN	318,865	USD	323,921	(5,056)
1/17/2018	Bank of America Merrill Lynch	2,180,000	NOK	263,698	USD	266,667	(2,969)
1/17/2018	Bank of America Merrill Lynch	8,730,000	NOK	1,053,117	USD	1,067,890	(14,773)
1/17/2018	Bank of America Merrill Lynch	1,050,000	NOK	126,228	USD	128,440	(2,212)
1/17/2018	Bank of America Merrill Lynch	680,000	NOK	81,364	USD	83,180	(1,816)
1/17/2018	Bank of America Merrill Lynch	900,000	NOK	107,691	USD	110,092	(2,401)
1/17/2018	Bank of America Merrill Lynch	200,000	NOK	23,906	USD	24,465	(559)
1/17/2018	Bank of America Merrill Lynch	2,040,000	NOK	246,367	USD	249,542	(3,175)
1/17/2018	Bank of America Merrill Lynch	2,460,000	NZD	1,680,955	USD	1,749,150	(68,195)
1/17/2018	Bank of America Merrill Lynch	10,000	NZD	6,886	USD	7,110	(224)
1/17/2018	Bank of America Merrill Lynch	30,000	NZD	20,526	USD	21,331	(805)
1/17/2018	Bank of America Merrill Lynch	110,000	NZD	77,170	USD	78,214	(1,044)
1/17/2018	Bank of America Merrill Lynch	40,000	NZD	28,043	USD	28,441	(398)
1/17/2018	Bank of America Merrill Lynch	30,000	NZD	21,195	USD	21,331	(136)
1/17/2018	Bank of America Merrill Lynch	120,000	PLN	33,620	USD	34,535	(915)
1/17/2018	Bank of America Merrill Lynch	460,000	PLN	128,554	USD	132,384	(3,830)
1/17/2018	Bank of America Merrill Lynch	510,000	PLN	143,237	USD	146,774	(3,537)
1/17/2018	Bank of America Merrill Lynch	410,000	PLN	114,205	USD	117,995	(3,790)
1/17/2018	Bank of America Merrill Lynch	40,000	PLN	11,173	USD	11,512	(339)
1/17/2018	Bank of America Merrill Lynch	390,000	PLN	109,723	USD	112,239	(2,516)
1/17/2018	Bank of America Merrill Lynch	1,930,000	RUB	32,448	USD	33,445	(997)
1/17/2018	Bank of America Merrill Lynch	740,000	RUB	12,422	USD	12,823	(401)
1/17/2018	Bank of America Merrill Lynch	650,000	RUB	10,894	USD	11,264	(370)
1/17/2018	Bank of America Merrill Lynch	640,000	RUB	10,722	USD	11,091	(369)
1/17/2018	Bank of America Merrill Lynch	310,000	RUB	5,191	USD	5,372	(181)
1/17/2018	Bank of America Merrill Lynch	2,130,000	RUB	36,173	USD	36,911	(738)
1/17/2018	Bank of America Merrill Lynch	3,130,000	RUB	54,087	USD	54,240	(153)
1/17/2018	Bank of America Merrill Lynch	3,780,000	SEK	454,253	USD	462,192	(7,939)
1/17/2018	Bank of America Merrill Lynch	530,000	SEK	63,587	USD	64,805	(1,218)
1/17/2018	Bank of America Merrill Lynch	150,000	SEK	17,866	USD	18,341	(475)
1/17/2018	Bank of America Merrill Lynch	300,000	SEK	35,695	USD	36,682	(987)
1/17/2018	Bank of America Merrill Lynch	880,000	SEK	104,306	USD	107,600	(3,294)
1/17/2018	Bank of America Merrill Lynch	1,540,000	SEK	182,468	USD	188,300	(5,832)
1/17/2018	Bank of America Merrill Lynch	670,000	SEK	79,080	USD	81,923	(2,843)
1/17/2018	Bank of America Merrill Lynch	1,840,000	SEK	218,354	USD	224,982	(6,628)
1/17/2018	Bank of America Merrill Lynch	1,490,000	SEK	175,768	USD	182,187	(6,419)
1/17/2018	Bank of America Merrill Lynch	1,100,000	SEK	131,039	USD	134,500	(3,461)
1/17/2018	Bank of America Merrill Lynch	590,000	TRY	151,980	USD	154,805	(2,825)
1/17/2018	Bank of America Merrill Lynch	40,000	TRY	10,252	USD	10,495	(243)
1/17/2018	Bank of America Merrill Lynch	30,000	TRY	7,830	USD	7,871	(41)
1/17/2018	Bank of America Merrill Lynch	1,390,000	ZAR	100,495	USD	111,958	(11,463)
1/17/2018	Bank of America Merrill Lynch	50,000	ZAR	3,638	USD	4,027	(389)
1/17/2018	Bank of America Merrill Lynch	70,000	ZAR	5,097	USD	5,638	(541)
1/17/2018	Bank of America Merrill Lynch	200,000	ZAR	14,657	USD	16,109	(1,452)
1/17/2018	Bank of America Merrill Lynch	240,000	ZAR	17,436	USD	19,331	(1,895)
1/17/2018	Bank of America Merrill Lynch	20,000	ZAR	1,476	USD	1,611	(135)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/17/2018	Bank of America Merrill Lynch	330,000	ZAR	26,068	USD	$26,580	$(512)
1/17/2018	Bank of America Merrill Lynch	1,970,000	ZAR	159,686	USD	158,674	1,012
1/18/2018	Bank of America Merrill Lynch	2,000,000	AUD	1,930,534	CAD	1,564,324	(41,059)
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	192,819	CAD	156,432	(6,387)
1/18/2018	Bank of America Merrill Lynch	400,000	AUD	392,931	CAD	312,865	(6,597)
1/18/2018	Bank of America Merrill Lynch	1,200,000	AUD	1,179,486	CAD	938,594	(11,035)
1/18/2018	Bank of America Merrill Lynch	1,947,144	AUD	1,250,000	EUR	1,522,982	(39,098)
1/18/2018	Bank of America Merrill Lynch	582,081	AUD	375,000	EUR	455,282	(9,166)
1/18/2018	Bank of America Merrill Lynch	2,000,000	AUD	169,126,400	JPY	1,564,324	(59,556)
1/18/2018	Bank of America Merrill Lynch	400,000	AUD	34,333,320	JPY	312,865	(7,091)
1/18/2018	Bank of America Merrill Lynch	400,000	AUD	440,226	NZD	312,865	(10,007)
1/18/2018	Bank of America Merrill Lynch	1,000,000	AUD	1,101,512	NZD	782,162	(28,970)
1/18/2018	Bank of America Merrill Lynch	600,000	AUD	659,011	NZD	469,297	(18,400)
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	218,100	NZD	156,432	(5,385)
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	219,237	NZD	156,432	(3,396)
1/18/2018	Bank of America Merrill Lynch	200,000	AUD	152,900	USD	156,432	(3,532)
1/18/2018	Bank of America Merrill Lynch	100,000	AUD	76,450	USD	78,216	(1,766)
1/18/2018	Bank of America Merrill Lynch	300,000	AUD	225,260	USD	234,649	(9,389)
1/18/2018	Bank of America Merrill Lynch	1,691,594	CAD	1,125,000	EUR	1,350,471	(14,975)
1/18/2018	Bank of America Merrill Lynch	762,957	CAD	500,000	EUR	609,100	(14,279)
1/18/2018	Bank of America Merrill Lynch	600,000	CAD	52,617,420	JPY	479,005	(10,852)
1/18/2018	Bank of America Merrill Lynch	1,200,000	CAD	105,811,200	JPY	958,010	(23,207)
1/18/2018	Bank of America Merrill Lynch	250,000	CAD	17,892,220	JPY	159,668	(975)
1/18/2018	Bank of America Merrill Lynch	3,300,000	CAD	2,574,396	USD	2,634,529	(60,133)
1/18/2018	Bank of America Merrill Lynch	700,000	CAD	545,112	USD	558,839	(13,727)
1/18/2018	Bank of America Merrill Lynch	200,000	CAD	156,060	USD	159,668	(3,608)
1/18/2018	Bank of America Merrill Lynch	500,000	CAD	398,069	USD	399,171	(1,102)
1/18/2018	Bank of America Merrill Lynch	2,188,892	CHF	1,875,000	EUR	2,249,239	(23,414)
1/18/2018	Bank of America Merrill Lynch	879,680	CHF	750,000	EUR	903,933	(11,701)
1/18/2018	Bank of America Merrill Lynch	500,000	CHF	56,805,100	JPY	513,785	(6,290)
1/18/2018	Bank of America Merrill Lynch	750,000	CHF	85,308,000	JPY	770,677	(11,667)
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	28,393,300	JPY	256,892	(4,021)
1/18/2018	Bank of America Merrill Lynch	1,000,000	CHF	113,973,100	JPY	1,027,570	(10,304)
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	28,603,400	JPY	256,892	(3,836)
1/18/2018	Bank of America Merrill Lynch	125,000	CHF	127,523	USD	128,446	(923)
1/18/2018	Bank of America Merrill Lynch	1,625,000	CHF	1,657,800	USD	1,669,801	(12,001)
1/18/2018	Bank of America Merrill Lynch	625,000	CHF	633,919	USD	642,231	(8,312)
1/18/2018	Bank of America Merrill Lynch	250,000	CHF	253,547	USD	256,892	(3,345)
1/18/2018	Bank of America Merrill Lynch	5,297,619	CNH	800,000	USD	812,732	(12,732)
1/18/2018	Bank of America Merrill Lynch	11,845,602	CNH	1,800,000	USD	1,817,288	(17,288)
1/18/2018	Bank of America Merrill Lynch	3,280,234	CNH	500,000	USD	503,236	(3,236)
1/18/2018	Bank of America Merrill Lynch	400,000	EUR	354,519	GBP	480,871	(2,847)
1/18/2018	Bank of America Merrill Lynch	1,300,000	EUR	1,134,267	GBP	1,562,830	(42,568)
1/18/2018	Bank of America Merrill Lynch	600,000	EUR	528,701	GBP	721,306	(15,123)
1/18/2018	Bank of America Merrill Lynch	500,000	EUR	443,828	GBP	601,088	(273)
1/18/2018	Bank of America Merrill Lynch	500,000	EUR	66,440,000	JPY	601,088	(9,952)
1/18/2018	Bank of America Merrill Lynch	800,000	EUR	105,975,840	JPY	961,742	(17,917)
1/18/2018	Bank of America Merrill Lynch	300,000	EUR	39,838,290	JPY	360,653	(5,077)
1/18/2018	Bank of America Merrill Lynch	1,300,000	EUR	175,096,740	JPY	1,562,830	(9,821)
1/18/2018	Bank of America Merrill Lynch	375,000	EUR	3,703,470	NOK	450,816	(5,876)
1/18/2018	Bank of America Merrill Lynch	125,000	EUR	148,861	USD	150,272	(1,411)
1/18/2018	Bank of America Merrill Lynch	375,000	EUR	442,859	USD	450,816	(7,957)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/18/2018	Bank of America Merrill Lynch	2,125,000	EUR	2,503,156	USD	$2,554,626	$(51,470)
1/18/2018	Bank of America Merrill Lynch	1,250,000	EUR	1,478,762	USD	1,502,721	(23,959)
1/18/2018	Bank of America Merrill Lynch	625,000	EUR	740,255	USD	751,361	(11,106)
1/18/2018	Bank of America Merrill Lynch	2,125,000	EUR	2,530,631	USD	2,554,626	(23,995)
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	219,687	AUD	169,202	(2,024)
1/18/2018	Bank of America Merrill Lynch	974,928	GBP	1,100,000	EUR	1,319,680	(13,863)
1/18/2018	Bank of America Merrill Lynch	884,743	GBP	1,000,000	EUR	1,197,604	(14,666)
1/18/2018	Bank of America Merrill Lynch	617,309	GBP	700,000	EUR	835,601	(7,168)
1/18/2018	Bank of America Merrill Lynch	529,134	GBP	600,000	EUR	716,246	(7,158)
1/18/2018	Bank of America Merrill Lynch	266,621	GBP	300,000	EUR	360,903	(4,010)
1/18/2018	Bank of America Merrill Lynch	887,210	GBP	1,000,000	EUR	1,200,944	(13,892)
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	18,833,988	JPY	169,202	(1,759)
1/18/2018	Bank of America Merrill Lynch	250,000	GBP	37,463,250	JPY	338,405	(3,709)
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	18,924,150	JPY	169,202	(1,776)
1/18/2018	Bank of America Merrill Lynch	125,000	GBP	167,356	USD	169,202	(1,846)
1/18/2018	Bank of America Merrill Lynch	62,500	GBP	84,132	USD	84,601	(469)
1/18/2018	Bank of America Merrill Lynch	1,000,000	GBP	1,338,991	USD	1,353,618	(14,627)
1/18/2018	Bank of America Merrill Lynch	171,458,800	JPY	2,000,000	AUD	1,523,429	(1,462)
1/18/2018	Bank of America Merrill Lynch	170,053,000	JPY	2,000,000	AUD	1,510,938	(9,080)
1/18/2018	Bank of America Merrill Lynch	34,643,800	JPY	400,000	AUD	307,814	(1,171)
1/18/2018	Bank of America Merrill Lynch	69,499,600	JPY	800,000	AUD	617,511	(1,898)
1/18/2018	Bank of America Merrill Lynch	52,374,300	JPY	600,000	AUD	465,351	(2,267)
1/18/2018	Bank of America Merrill Lynch	52,643,820	JPY	600,000	AUD	467,746	(1,830)
1/18/2018	Bank of America Merrill Lynch	35,140,360	JPY	400,000	AUD	312,226	640
1/18/2018	Bank of America Merrill Lynch	17,762,400	JPY	200,000	CAD	157,821	(13)
1/18/2018	Bank of America Merrill Lynch	124,336,800	JPY	1,400,000	CAD	1,104,745	(92)
1/18/2018	Bank of America Merrill Lynch	17,605,400	JPY	200,000	CAD	156,426	(681)
1/18/2018	Bank of America Merrill Lynch	17,669,700	JPY	200,000	CAD	156,997	(1,543)
1/18/2018	Bank of America Merrill Lynch	35,184,120	JPY	400,000	CAD	312,615	(1,128)
1/18/2018	Bank of America Merrill Lynch	70,151,680	JPY	800,000	CAD	623,305	250
1/18/2018	Bank of America Merrill Lynch	17,493,000	JPY	200,000	CAD	155,427	(205)
1/18/2018	Bank of America Merrill Lynch	35,350,720	JPY	400,000	CAD	314,095	469
1/18/2018	Bank of America Merrill Lynch	71,273,360	JPY	800,000	CAD	633,271	(5,513)
1/18/2018	Bank of America Merrill Lynch	28,599,300	JPY	250,000	CHF	254,108	131
1/18/2018	Bank of America Merrill Lynch	171,595,800	JPY	1,500,000	CHF	1,524,646	789
1/18/2018	Bank of America Merrill Lynch	28,643,150	JPY	250,000	CHF	254,497	(1,126)
1/18/2018	Bank of America Merrill Lynch	171,928,800	JPY	1,500,000	CHF	1,527,605	(10,414)
1/18/2018	Bank of America Merrill Lynch	57,385,400	JPY	500,000	CHF	509,875	(405)
1/18/2018	Bank of America Merrill Lynch	57,507,000	JPY	500,000	CHF	510,956	(3,625)
1/18/2018	Bank of America Merrill Lynch	57,507,000	JPY	500,000	CHF	510,956	(3,625)
1/18/2018	Bank of America Merrill Lynch	86,485,800	JPY	750,000	CHF	768,435	2,359
1/18/2018	Bank of America Merrill Lynch	40,060,980	JPY	300,000	EUR	355,946	186
1/18/2018	Bank of America Merrill Lynch	120,182,940	JPY	900,000	EUR	1,067,838	559
1/18/2018	Bank of America Merrill Lynch	388,740,940	JPY	2,900,000	EUR	3,454,003	1,185
1/18/2018	Bank of America Merrill Lynch	26,964,500	JPY	200,000	EUR	239,582	(1,654)
1/18/2018	Bank of America Merrill Lynch	40,446,750	JPY	300,000	EUR	359,374	(2,481)
1/18/2018	Bank of America Merrill Lynch	13,475,820	JPY	100,000	EUR	119,734	499
1/18/2018	Bank of America Merrill Lynch	37,667,975	JPY	250,000	GBP	334,684	2,409
1/18/2018	Bank of America Merrill Lynch	56,194,875	JPY	375,000	GBP	499,297	3,627
1/18/2018	Bank of America Merrill Lynch	18,824,575	JPY	125,000	GBP	167,258	805
1/18/2018	Bank of America Merrill Lynch	37,589,950	JPY	250,000	GBP	333,991	(67)
1/18/2018	Bank of America Merrill Lynch	37,932,675	JPY	250,000	GBP	337,036	(2,500)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
1/18/2018	Bank of America Merrill Lynch	47,206,500	JPY	600,000	NZD	$419,435	$(609)
1/18/2018	Bank of America Merrill Lynch	141,744,060	JPY	1,800,000	NZD	1,259,411	(2,691)
1/18/2018	Bank of America Merrill Lynch	47,248,020	JPY	600,000	NZD	419,804	(897)
1/18/2018	Bank of America Merrill Lynch	157,485,200	JPY	2,000,000	NZD	1,399,272	(5,788)
1/18/2018	Bank of America Merrill Lynch	63,399,360	JPY	800,000	NZD	563,310	(2,224)
1/18/2018	Bank of America Merrill Lynch	31,736,520	JPY	400,000	NZD	281,982	(1,603)
1/18/2018	Bank of America Merrill Lynch	15,976,340	JPY	200,000	NZD	141,951	(213)
1/18/2018	Bank of America Merrill Lynch	137,500,000	JPY	1,226,065	USD	1,221,702	4,363
1/18/2018	Bank of America Merrill Lynch	12,500,000	JPY	110,331	USD	111,064	(733)
1/18/2018	Bank of America Merrill Lynch	25,000,000	JPY	220,661	USD	222,127	(1,466)
1/18/2018	Bank of America Merrill Lynch	2,000,000	MXN	103,634	USD	101,841	1,793
1/18/2018	Bank of America Merrill Lynch	1,500,000	MXN	77,850	USD	76,381	1,469
1/18/2018	Bank of America Merrill Lynch	500,000	MXN	25,653	USD	25,460	193
1/18/2018	Bank of America Merrill Lynch	29,000,000	MXN	1,479,504	USD	1,476,690	2,814
1/18/2018	Bank of America Merrill Lynch	1,500,000	MXN	75,863	USD	76,380	(517)
1/18/2018	Bank of America Merrill Lynch	17,219,571	NOK	1,750,000	EUR	2,106,436	(28,999)
1/18/2018	Bank of America Merrill Lynch	4,994,449	NOK	500,000	EUR	610,961	(16,140)
1/18/2018	Bank of America Merrill Lynch	15,500,000	NOK	15,709,529	NZD	1,896,085	(29,944)
1/18/2018	Bank of America Merrill Lynch	5,000,000	NOK	4,999,490	NZD	611,640	(15,373)
1/18/2018	Bank of America Merrill Lynch	887,133	NZD	800,000	AUD	630,775	(21,989)
1/18/2018	Bank of America Merrill Lynch	2,883,182	NZD	2,600,000	AUD	2,050,020	(71,463)
1/18/2018	Bank of America Merrill Lynch	217,726	NZD	200,000	AUD	154,809	(3,986)
1/18/2018	Bank of America Merrill Lynch	217,973	NZD	200,000	AUD	154,985	(2,754)
1/18/2018	Bank of America Merrill Lynch	1,092,905	NZD	1,000,000	AUD	777,085	(12,155)
1/18/2018	Bank of America Merrill Lynch	219,043	NZD	200,000	AUD	155,745	(2,765)
1/18/2018	Bank of America Merrill Lynch	877,130	NZD	800,000	AUD	623,663	(8,050)
1/18/2018	Bank of America Merrill Lynch	1,600,000	NZD	123,689,440	JPY	1,137,643	(37,985)
1/18/2018	Bank of America Merrill Lynch	200,000	NZD	15,709,180	JPY	142,205	(2,299)
1/18/2018	Bank of America Merrill Lynch	1,000,000	NZD	78,630,400	JPY	711,027	(9,212)
1/18/2018	Bank of America Merrill Lynch	200,000	NZD	15,958,180	JPY	142,205	(1,022)
1/18/2018	Bank of America Merrill Lynch	1,300,000	NZD	896,273	USD	924,335	(28,062)
1/18/2018	Bank of America Merrill Lynch	100,000	NZD	70,082	USD	71,103	(1,021)
1/18/2018	Bank of America Merrill Lynch	100,000	NZD	69,760	USD	71,103	(1,343)
1/18/2018	Bank of America Merrill Lynch	500,000	NZD	349,784	USD	355,514	(5,730)
1/18/2018	Bank of America Merrill Lynch	300,000	NZD	210,467	USD	213,308	(2,841)
1/18/2018	Bank of America Merrill Lynch	100,000	NZD	70,669	USD	71,103	(434)
1/18/2018	Bank of America Merrill Lynch	23,803,200	RUB	400,000	USD	412,427	(12,427)
1/18/2018	Bank of America Merrill Lynch	28,942,750	RUB	500,000	USD	501,477	(1,477)
1/18/2018	Bank of America Merrill Lynch	22,439,691	SEK	2,250,000	EUR	2,743,947	(72,957)
1/18/2018	Bank of America Merrill Lynch	7,489,804	SEK	750,000	EUR	915,861	(23,629)
1/18/2018	Bank of America Merrill Lynch	2,335,229	TRY	600,000	USD	612,533	(12,533)
1/18/2018	Bank of America Merrill Lynch	1,539,000	TRY	400,000	USD	403,681	(3,681)
1/18/2018	Bank of America Merrill Lynch	383,795	TRY	100,000	USD	100,670	(670)
1/18/2018	Bank of America Merrill Lynch	380,578	TRY	100,000	USD	99,826	174
1/22/2018	Bank of America Merrill Lynch	90,811,000	INR	1,400,000	USD	1,419,010	(19,010)
1/22/2018	Bank of America Merrill Lynch	84,363,500	INR	1,300,000	USD	1,318,262	(18,262)
1/22/2018	Bank of America Merrill Lynch	19,262,640	INR	300,000	USD	300,998	(998)
2/2/2018	Bank of America Merrill Lynch	107,333	BRL	32,372	USD	32,229	143
2/2/2018	Bank of America Merrill Lynch	72,869	BRL	21,967	USD	21,881	86
2/21/2018	Bank of America Merrill Lynch	7,300,000	MXN	366,474	USD	369,470	(2,996)
2/21/2018	Bank of America Merrill Lynch	5,580,000	MXN	279,599	USD	282,417	(2,818)
2/21/2018	Bank of America Merrill Lynch	1,530,000	MXN	76,725	USD	77,437	(712)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
2/21/2018	Bank of America Merrill Lynch	20,000	ZAR	1,606	USD	$1,603	$3
3/21/2018	Bank of America Merrill Lynch	178,782	AUD	136,913	USD	139,811	(2,898)
3/21/2018	Bank of America Merrill Lynch	178,782	AUD	136,935	USD	139,811	(2,876)
3/21/2018	Bank of America Merrill Lynch	21,510	AUD	16,474	USD	16,821	(347)
3/21/2018	Bank of America Merrill Lynch	933	AUD	715	USD	730	(15)
3/21/2018	Bank of America Merrill Lynch	42,792	AUD	32,806	USD	33,464	(658)
3/21/2018	Bank of America Merrill Lynch	79,470	AUD	60,928	USD	62,147	(1,219)
3/21/2018	Bank of America Merrill Lynch	39,735	AUD	30,469	USD	31,073	(604)
3/21/2018	Bank of America Merrill Lynch	39,736	AUD	30,474	USD	31,074	(600)
3/21/2018	Bank of America Merrill Lynch	82,885	AUD	63,551	USD	64,818	(1,267)
3/21/2018	Bank of America Merrill Lynch	632,926	AUD	485,252	USD	494,961	(9,709)
3/21/2018	Bank of America Merrill Lynch	316,463	AUD	242,667	USD	247,481	(4,814)
3/21/2018	Bank of America Merrill Lynch	316,462	AUD	242,702	USD	247,480	(4,778)
3/21/2018	Bank of America Merrill Lynch	660,127	AUD	506,142	USD	516,233	(10,091)
3/21/2018	Bank of America Merrill Lynch	58,153	CAD	45,313	USD	46,459	(1,146)
3/21/2018	Bank of America Merrill Lynch	151,298	CAD	118,127	USD	120,876	(2,749)
3/21/2018	Bank of America Merrill Lynch	151,298	CAD	118,097	USD	120,876	(2,779)
3/21/2018	Bank of America Merrill Lynch	96,385	CAD	75,258	USD	77,005	(1,747)
3/21/2018	Bank of America Merrill Lynch	143,461	CAD	112,567	USD	114,615	(2,048)
3/21/2018	Bank of America Merrill Lynch	143,459	CAD	112,661	USD	114,613	(1,952)
3/21/2018	Bank of America Merrill Lynch	143,461	CAD	112,512	USD	114,615	(2,103)
3/21/2018	Bank of America Merrill Lynch	73,144	CAD	57,374	USD	58,437	(1,063)
3/21/2018	Bank of America Merrill Lynch	9,331	CAD	7,322	USD	7,455	(133)
3/21/2018	Bank of America Merrill Lynch	9,332	CAD	7,329	USD	7,456	(127)
3/21/2018	Bank of America Merrill Lynch	9,331	CAD	7,318	USD	7,455	(137)
3/21/2018	Bank of America Merrill Lynch	4,758	CAD	3,732	USD	3,801	(69)
3/21/2018	Bank of America Merrill Lynch	524,629	CAD	408,639	USD	419,140	(10,501)
3/21/2018	Bank of America Merrill Lynch	524,629	CAD	408,639	USD	419,140	(10,501)
3/21/2018	Bank of America Merrill Lynch	524,629	CAD	408,639	USD	419,140	(10,501)
3/21/2018	Bank of America Merrill Lynch	262,316	CAD	204,340	USD	209,571	(5,231)
3/21/2018	Bank of America Merrill Lynch	262,314	CAD	204,338	USD	209,569	(5,231)
3/21/2018	Bank of America Merrill Lynch	307,863	CAD	239,769	USD	245,960	(6,191)
3/21/2018	Bank of America Merrill Lynch	958,619	CAD	746,679	USD	765,866	(19,187)
3/21/2018	Bank of America Merrill Lynch	958,619	CAD	746,679	USD	765,866	(19,187)
3/21/2018	Bank of America Merrill Lynch	958,619	CAD	746,679	USD	765,866	(19,187)
3/21/2018	Bank of America Merrill Lynch	479,309	CAD	373,374	USD	382,933	(9,559)
3/21/2018	Bank of America Merrill Lynch	479,310	CAD	373,375	USD	382,933	(9,558)
3/21/2018	Bank of America Merrill Lynch	562,538	CAD	438,114	USD	449,426	(11,312)
3/21/2018	Bank of America Merrill Lynch	55,099	CAD	43,000	USD	44,020	(1,020)
3/21/2018	Bank of America Merrill Lynch	4,604,582	CLP	7,027	USD	7,482	(455)
3/21/2018	Bank of America Merrill Lynch	6,691,716	CLP	10,191	USD	10,873	(682)
3/21/2018	Bank of America Merrill Lynch	20,209,791	CLP	30,742	USD	32,838	(2,096)
3/21/2018	Bank of America Merrill Lynch	25,202,799	CLP	38,347	USD	40,952	(2,605)
3/21/2018	Bank of America Merrill Lynch	6,610,014	CLP	10,181	USD	10,740	(559)
3/21/2018	Bank of America Merrill Lynch	18,962,798	CLP	29,232	USD	30,812	(1,580)
3/21/2018	Bank of America Merrill Lynch	6,546,317	CLP	10,202	USD	10,637	(435)
3/21/2018	Bank of America Merrill Lynch	8,188,204	CLP	12,756	USD	13,305	(549)
3/21/2018	Bank of America Merrill Lynch	16,314,137	CLP	25,590	USD	26,509	(919)
3/21/2018	Bank of America Merrill Lynch	7,402,149	CLP	11,830	USD	12,028	(198)
3/21/2018	Bank of America Merrill Lynch	310,535,583	CLP	499,655	USD	504,583	(4,928)
3/21/2018	Bank of America Merrill Lynch	1,295,418	CLP	2,083	USD	2,105	(22)
3/21/2018	Bank of America Merrill Lynch	14,309,876	CLP	23,024	USD	23,252	(228)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Bank of America Merrill Lynch	908,086	CLP	1,458	USD	$1,476	$(18)
3/21/2018	Bank of America Merrill Lynch	2,210,768	CLP	3,592	USD	3,592	—
3/21/2018	Bank of America Merrill Lynch	159,531	CZK	7,429	USD	7,530	(101)
3/21/2018	Bank of America Merrill Lynch	52,428	CZK	2,421	USD	2,475	(54)
3/21/2018	Bank of America Merrill Lynch	206,633	CZK	9,616	USD	9,753	(137)
3/21/2018	Bank of America Merrill Lynch	104,230	CZK	4,841	USD	4,920	(79)
3/21/2018	Bank of America Merrill Lynch	12,179,026	CZK	567,074	USD	574,832	(7,758)
3/21/2018	Bank of America Merrill Lynch	127,244	CZK	5,937	USD	6,006	(69)
3/21/2018	Bank of America Merrill Lynch	288,913	CZK	13,448	USD	13,636	(188)
3/21/2018	Bank of America Merrill Lynch	237,534	CZK	11,058	USD	11,211	(153)
3/21/2018	Bank of America Merrill Lynch	44,176	CZK	2,055	USD	2,085	(30)
3/21/2018	Bank of America Merrill Lynch	25,752	CZK	1,198	USD	1,215	(17)
3/21/2018	Bank of America Merrill Lynch	88,000	EUR	104,032	USD	106,187	(2,155)
3/21/2018	Bank of America Merrill Lynch	43,000	EUR	50,980	USD	51,887	(907)
3/21/2018	Bank of America Merrill Lynch	492,000	EUR	584,091	USD	593,682	(9,591)
3/21/2018	Bank of America Merrill Lynch	243,948	EUR	289,707	USD	294,365	(4,658)
3/21/2018	Bank of America Merrill Lynch	85,000	EUR	100,993	USD	102,567	(1,574)
3/21/2018	Bank of America Merrill Lynch	469,125	EUR	556,644	USD	566,080	(9,436)
3/21/2018	Bank of America Merrill Lynch	469,125	EUR	556,558	USD	566,080	(9,522)
3/21/2018	Bank of America Merrill Lynch	577,110	EUR	684,809	USD	696,382	(11,573)
3/21/2018	Bank of America Merrill Lynch	36,596	EUR	43,665	USD	44,159	(494)
3/21/2018	Bank of America Merrill Lynch	3,404	EUR	4,061	USD	4,107	(46)
3/21/2018	Bank of America Merrill Lynch	94,614	GBP	126,597	USD	128,331	(1,734)
3/21/2018	Bank of America Merrill Lynch	211,206	GBP	282,602	USD	286,473	(3,871)
3/21/2018	Bank of America Merrill Lynch	211,207	GBP	282,582	USD	286,474	(3,892)
3/21/2018	Bank of America Merrill Lynch	211,207	GBP	282,620	USD	286,474	(3,854)
3/21/2018	Bank of America Merrill Lynch	211,207	GBP	282,522	USD	286,475	(3,953)
3/21/2018	Bank of America Merrill Lynch	211,204	GBP	282,274	USD	286,470	(4,196)
3/21/2018	Bank of America Merrill Lynch	211,207	GBP	283,195	USD	286,474	(3,279)
3/21/2018	Bank of America Merrill Lynch	211,207	GBP	283,036	USD	286,474	(3,438)
3/21/2018	Bank of America Merrill Lynch	211,205	GBP	283,032	USD	286,472	(3,440)
3/21/2018	Bank of America Merrill Lynch	211,206	GBP	283,137	USD	286,473	(3,336)
3/21/2018	Bank of America Merrill Lynch	211,206	GBP	283,149	USD	286,473	(3,324)
3/21/2018	Bank of America Merrill Lynch	211,206	GBP	283,085	USD	286,473	(3,388)
3/21/2018	Bank of America Merrill Lynch	223,004	GBP	298,880	USD	302,475	(3,595)
3/21/2018	Bank of America Merrill Lynch	352,011	GBP	471,894	USD	477,457	(5,563)
3/21/2018	Bank of America Merrill Lynch	418,154	GBP	560,428	USD	567,171	(6,743)
3/21/2018	Bank of America Merrill Lynch	418,152	GBP	561,427	USD	567,168	(5,741)
3/21/2018	Bank of America Merrill Lynch	41,000	GBP	55,255	USD	55,611	(356)
3/21/2018	Bank of America Merrill Lynch	2,910,208	HKD	373,349	USD	372,868	481
3/21/2018	Bank of America Merrill Lynch	784,376	HUF	2,958	USD	3,049	(91)
3/21/2018	Bank of America Merrill Lynch	472,678	HUF	1,774	USD	1,837	(63)
3/21/2018	Bank of America Merrill Lynch	1,481,267	HUF	5,615	USD	5,757	(142)
3/21/2018	Bank of America Merrill Lynch	95,961	HUF	363	USD	373	(10)
3/21/2018	Bank of America Merrill Lynch	87,411,330	HUF	331,488	USD	339,727	(8,239)
3/21/2018	Bank of America Merrill Lynch	793,830	HUF	3,021	USD	3,085	(64)
3/21/2018	Bank of America Merrill Lynch	3,997,814	HUF	15,245	USD	15,538	(293)
3/21/2018	Bank of America Merrill Lynch	251,244	HUF	960	USD	976	(16)
3/21/2018	Bank of America Merrill Lynch	145,903	HUF	566	USD	567	(1)
3/21/2018	Bank of America Merrill Lynch	22,866	ILS	6,523	USD	6,609	(86)
3/21/2018	Bank of America Merrill Lynch	4,424	ILS	1,252	USD	1,279	(27)
3/21/2018	Bank of America Merrill Lynch	26,302	ILS	7,484	USD	7,602	(118)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Bank of America Merrill Lynch	29,166	ILS	8,312	USD	$8,429	$(117)
3/21/2018	Bank of America Merrill Lynch	15,510	ILS	4,432	USD	4,483	(51)
3/21/2018	Bank of America Merrill Lynch	2,192,423	ILS	629,403	USD	633,648	(4,245)
3/21/2018	Bank of America Merrill Lynch	7,256	ILS	2,079	USD	2,097	(18)
3/21/2018	Bank of America Merrill Lynch	96,984	ILS	27,865	USD	28,030	(165)
3/21/2018	Bank of America Merrill Lynch	14,395	ILS	4,160	USD	4,160	—
3/21/2018	Bank of America Merrill Lynch	858,773	INR	13,206	USD	13,322	(116)
3/21/2018	Bank of America Merrill Lynch	181,483	INR	2,786	USD	2,815	(29)
3/21/2018	Bank of America Merrill Lynch	875,294	INR	13,492	USD	13,579	(87)
3/21/2018	Bank of America Merrill Lynch	1,401,960	INR	21,677	USD	21,749	(72)
3/21/2018	Bank of America Merrill Lynch	373,044	INR	5,758	USD	5,787	(29)
3/21/2018	Bank of America Merrill Lynch	136,877,276	INR	2,114,980	USD	2,123,397	(8,417)
3/21/2018	Bank of America Merrill Lynch	617,569	INR	9,559	USD	9,580	(21)
3/21/2018	Bank of America Merrill Lynch	7,116,963	INR	110,168	USD	110,406	(238)
3/21/2018	Bank of America Merrill Lynch	159,183	INR	2,467	USD	2,469	(2)
3/21/2018	Bank of America Merrill Lynch	748,995	INR	11,601	USD	11,619	(18)
3/21/2018	Bank of America Merrill Lynch	191,486	INR	2,972	USD	2,971	1
3/21/2018	Bank of America Merrill Lynch	1,119,316,450	KRW	1,025,165	USD	1,046,954	(21,789)
3/21/2018	Bank of America Merrill Lynch	13,207,760	KRW	12,102	USD	12,354	(252)
3/21/2018	Bank of America Merrill Lynch	13,882,503	KRW	12,747	USD	12,985	(238)
3/21/2018	Bank of America Merrill Lynch	21,223,886	KRW	19,534	USD	19,852	(318)
3/21/2018	Bank of America Merrill Lynch	7,584,109	KRW	6,978	USD	7,094	(116)
3/21/2018	Bank of America Merrill Lynch	127,259	KRW	117	USD	119	(2)
3/21/2018	Bank of America Merrill Lynch	1,507,538,685	KRW	1,389,949	USD	1,410,078	(20,129)
3/21/2018	Bank of America Merrill Lynch	67,283,243	KRW	62,327	USD	62,933	(606)
3/21/2018	Bank of America Merrill Lynch	9,904,396	KRW	9,205	USD	9,264	(59)
3/21/2018	Bank of America Merrill Lynch	7,457,275	KRW	6,935	USD	6,975	(40)
3/21/2018	Bank of America Merrill Lynch	228,340	NOK	27,316	USD	27,980	(664)
3/21/2018	Bank of America Merrill Lynch	230,423	NOK	27,732	USD	28,235	(503)
3/21/2018	Bank of America Merrill Lynch	245,049	NOK	29,383	USD	30,028	(645)
3/21/2018	Bank of America Merrill Lynch	267,320	NOK	32,485	USD	32,757	(272)
3/21/2018	Bank of America Merrill Lynch	1,526,812	NOK	184,869	USD	187,091	(2,222)
3/21/2018	Bank of America Merrill Lynch	2,655,513	NOK	320,461	USD	325,399	(4,938)
3/21/2018	Bank of America Merrill Lynch	119,727	NOK	14,448	USD	14,671	(223)
3/21/2018	Bank of America Merrill Lynch	129,587	NOK	15,691	USD	15,879	(188)
3/21/2018	Bank of America Merrill Lynch	21,413	NOK	2,561	USD	2,624	(63)
3/21/2018	Bank of America Merrill Lynch	694,593	NOK	83,074	USD	85,113	(2,039)
3/21/2018	Bank of America Merrill Lynch	151,376	NOK	18,153	USD	18,549	(396)
3/21/2018	Bank of America Merrill Lynch	597,390	NOK	71,649	USD	73,202	(1,553)
3/21/2018	Bank of America Merrill Lynch	4,609,172	NOK	553,308	USD	564,795	(11,487)
3/21/2018	Bank of America Merrill Lynch	91,937	NOK	11,054	USD	11,266	(212)
3/21/2018	Bank of America Merrill Lynch	170,861	NOK	20,376	USD	20,937	(561)
3/21/2018	Bank of America Merrill Lynch	219,924	NOK	26,383	USD	26,949	(566)
3/21/2018	Bank of America Merrill Lynch	186,977	NOK	22,628	USD	22,912	(284)
3/21/2018	Bank of America Merrill Lynch	90,133	NOK	10,922	USD	11,045	(123)
3/21/2018	Bank of America Merrill Lynch	53,509	NOK	6,543	USD	6,557	(14)
3/21/2018	Bank of America Merrill Lynch	201,054	NZD	140,633	USD	142,849	(2,216)
3/21/2018	Bank of America Merrill Lynch	5,312	NZD	3,716	USD	3,774	(58)
3/21/2018	Bank of America Merrill Lynch	7,934,268	NZD	5,551,869	USD	5,637,289	(85,420)
3/21/2018	Bank of America Merrill Lynch	46,730,073	PHP	922,371	USD	932,721	(10,350)
3/21/2018	Bank of America Merrill Lynch	33,178	PLN	9,323	USD	9,552	(229)
3/21/2018	Bank of America Merrill Lynch	17,181	PLN	4,792	USD	4,946	(154)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Bank of America Merrill Lynch	35,634	PLN	10,010	USD	$10,259	$(249)
3/21/2018	Bank of America Merrill Lynch	6,449	PLN	1,807	USD	1,857	(50)
3/21/2018	Bank of America Merrill Lynch	2,085,735	PLN	588,480	USD	600,459	(11,979)
3/21/2018	Bank of America Merrill Lynch	26,265	PLN	7,405	USD	7,562	(157)
3/21/2018	Bank of America Merrill Lynch	47,577	PLN	13,452	USD	13,697	(245)
3/21/2018	Bank of America Merrill Lynch	43,083	PLN	12,177	USD	12,403	(226)
3/21/2018	Bank of America Merrill Lynch	6,360	PLN	1,798	USD	1,831	(33)
3/21/2018	Bank of America Merrill Lynch	379,355	RUB	6,314	USD	6,518	(204)
3/21/2018	Bank of America Merrill Lynch	291,855	RUB	4,894	USD	5,015	(121)
3/21/2018	Bank of America Merrill Lynch	292,738	RUB	4,929	USD	5,030	(101)
3/21/2018	Bank of America Merrill Lynch	125,385	RUB	2,104	USD	2,154	(50)
3/21/2018	Bank of America Merrill Lynch	70,444	RUB	1,187	USD	1,210	(23)
3/21/2018	Bank of America Merrill Lynch	30,539,036	RUB	514,934	USD	524,734	(9,800)
3/21/2018	Bank of America Merrill Lynch	90,524	RUB	1,525	USD	1,555	(30)
3/21/2018	Bank of America Merrill Lynch	1,366,345	RUB	23,083	USD	23,477	(394)
3/21/2018	Bank of America Merrill Lynch	101,288	RUB	1,718	USD	1,740	(22)
3/21/2018	Bank of America Merrill Lynch	6,888	RUB	118	USD	118	—
3/21/2018	Bank of America Merrill Lynch	66,894	SEK	7,931	USD	8,210	(279)
3/21/2018	Bank of America Merrill Lynch	45,601	SEK	5,449	USD	5,597	(148)
3/21/2018	Bank of America Merrill Lynch	42,112	SEK	5,023	USD	5,169	(146)
3/21/2018	Bank of America Merrill Lynch	79,588	SEK	9,518	USD	9,769	(251)
3/21/2018	Bank of America Merrill Lynch	758,427	SEK	90,697	USD	93,089	(2,392)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	253,332	USD	259,920	(6,588)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,988	USD	259,920	(6,932)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,635	USD	259,920	(7,285)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,635	USD	259,920	(7,285)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,699	USD	259,920	(7,221)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,622	USD	259,920	(7,298)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,513	USD	259,920	(7,407)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,676	USD	259,920	(7,244)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	253,042	USD	259,920	(6,878)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,773	USD	259,920	(7,147)
3/21/2018	Bank of America Merrill Lynch	2,117,660	SEK	252,941	USD	259,920	(6,979)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,811	USD	259,920	(7,109)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,546	USD	259,920	(7,374)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,216	USD	259,920	(7,704)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,497	USD	259,920	(7,423)
3/21/2018	Bank of America Merrill Lynch	2,117,659	SEK	252,483	USD	259,920	(7,437)
3/21/2018	Bank of America Merrill Lynch	1,996,059	SEK	238,176	USD	244,995	(6,819)
3/21/2018	Bank of America Merrill Lynch	4,391,330	SEK	524,316	USD	538,988	(14,672)
3/21/2018	Bank of America Merrill Lynch	4,391,330	SEK	524,245	USD	538,988	(14,743)
3/21/2018	Bank of America Merrill Lynch	4,270,613	SEK	509,610	USD	524,171	(14,561)
3/21/2018	Bank of America Merrill Lynch	4,391,330	SEK	523,826	USD	538,988	(15,162)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,051	USD	86,640	(2,589)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,049	USD	86,640	(2,591)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,049	USD	86,640	(2,591)
3/21/2018	Bank of America Merrill Lynch	4,391,331	SEK	523,825	USD	538,988	(15,163)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,142	USD	86,640	(2,498)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,114	USD	86,640	(2,526)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,114	USD	86,640	(2,526)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,155	USD	86,640	(2,485)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,112	USD	86,640	(2,528)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Bank of America Merrill Lynch	3,882,375	SEK	462,652	USD	$476,519	$(13,867)
3/21/2018	Bank of America Merrill Lynch	3,882,375	SEK	463,073	USD	476,519	(13,446)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,281	USD	86,640	(2,359)
3/21/2018	Bank of America Merrill Lynch	705,886	SEK	84,268	USD	86,640	(2,372)
3/21/2018	Bank of America Merrill Lynch	705,889	SEK	84,273	USD	86,640	(2,367)
3/21/2018	Bank of America Merrill Lynch	570,288	SEK	68,205	USD	69,997	(1,792)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,515	USD	38,490	(975)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,464	USD	38,490	(1,026)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,411	USD	38,490	(1,079)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,411	USD	38,490	(1,079)
3/21/2018	Bank of America Merrill Lynch	313,590	SEK	37,421	USD	38,490	(1,069)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,409	USD	38,490	(1,081)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,393	USD	38,490	(1,097)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,417	USD	38,490	(1,073)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,472	USD	38,490	(1,018)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,432	USD	38,490	(1,058)
3/21/2018	Bank of America Merrill Lynch	313,589	SEK	37,456	USD	38,490	(1,034)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,437	USD	38,490	(1,053)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,398	USD	38,490	(1,092)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,349	USD	38,490	(1,141)
3/21/2018	Bank of America Merrill Lynch	313,594	SEK	37,391	USD	38,490	(1,099)
3/21/2018	Bank of America Merrill Lynch	313,590	SEK	37,389	USD	38,490	(1,101)
3/21/2018	Bank of America Merrill Lynch	295,587	SEK	35,270	USD	36,280	(1,010)
3/21/2018	Bank of America Merrill Lynch	650,290	SEK	77,643	USD	79,816	(2,173)
3/21/2018	Bank of America Merrill Lynch	650,290	SEK	77,633	USD	79,816	(2,183)
3/21/2018	Bank of America Merrill Lynch	632,411	SEK	75,465	USD	77,621	(2,156)
3/21/2018	Bank of America Merrill Lynch	650,290	SEK	77,571	USD	79,816	(2,245)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,447	USD	12,830	(383)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,446	USD	12,830	(384)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,446	USD	12,830	(384)
3/21/2018	Bank of America Merrill Lynch	650,286	SEK	77,570	USD	79,815	(2,245)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,460	USD	12,830	(370)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,456	USD	12,830	(374)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,456	USD	12,830	(374)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,462	USD	12,830	(368)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,456	USD	12,830	(374)
3/21/2018	Bank of America Merrill Lynch	574,921	SEK	68,512	USD	70,565	(2,053)
3/21/2018	Bank of America Merrill Lynch	574,921	SEK	68,574	USD	70,565	(1,991)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,481	USD	12,830	(349)
3/21/2018	Bank of America Merrill Lynch	104,532	SEK	12,479	USD	12,830	(351)
3/21/2018	Bank of America Merrill Lynch	104,524	SEK	12,479	USD	12,829	(350)
3/21/2018	Bank of America Merrill Lynch	84,451	SEK	10,100	USD	10,365	(265)
3/21/2018	Bank of America Merrill Lynch	41,918	SEK	5,027	USD	5,145	(118)
3/21/2018	Bank of America Merrill Lynch	373,417	SEK	44,435	USD	45,833	(1,398)
3/21/2018	Bank of America Merrill Lynch	20,689	SEK	2,473	USD	2,539	(66)
3/21/2018	Bank of America Merrill Lynch	2,699,148	SEK	319,845	USD	331,291	(11,446)
3/21/2018	Bank of America Merrill Lynch	1,080,840	SEK	128,078	USD	132,661	(4,583)
3/21/2018	Bank of America Merrill Lynch	29,220	SEK	3,476	USD	3,586	(110)
3/21/2018	Bank of America Merrill Lynch	1,773,467	SEK	211,855	USD	217,674	(5,819)
3/21/2018	Bank of America Merrill Lynch	25,712	SEK	3,095	USD	3,156	(61)
3/21/2018	Bank of America Merrill Lynch	74,761	SEK	8,941	USD	9,176	(235)
3/21/2018	Bank of America Merrill Lynch	33,072	SEK	3,969	USD	4,059	(90)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

Schedule of Forward Foreign Currency Contracts

							Unrealized
		Currency Units to					Appreciation/
Settlement Date	Counterparty	Receive/Deliver		In Exchange For		U.S. $ Value	(Depreciation)
To Sell:
3/21/2018	Bank of America Merrill Lynch	7,316	SEK	895	USD	$898	$(3)
3/21/2018	Bank of America Merrill Lynch	205,486	SGD	152,108	USD	153,952	(1,844)
3/21/2018	Bank of America Merrill Lynch	13,209	SGD	9,782	USD	9,896	(114)
3/21/2018	Bank of America Merrill Lynch	3,204	SGD	2,373	USD	2,400	(27)
3/21/2018	Bank of America Merrill Lynch	13,375	SGD	9,942	USD	10,021	(79)
3/21/2018	Bank of America Merrill Lynch	13,535	SGD	10,061	USD	10,140	(79)
3/21/2018	Bank of America Merrill Lynch	1,410,228	SGD	1,047,714	USD	1,056,554	(8,840)
3/21/2018	Bank of America Merrill Lynch	2,495	SGD	1,855	USD	1,870	(15)
3/21/2018	Bank of America Merrill Lynch	68,886	SGD	51,256	USD	51,610	(354)
3/21/2018	Bank of America Merrill Lynch	1,269	SGD	945	USD	951	(6)
3/21/2018	Bank of America Merrill Lynch	5,243	SGD	3,905	USD	3,928	(23)
3/21/2018	Bank of America Merrill Lynch	4,210,144	TRY	1,066,352	USD	1,084,369	(18,017)
3/21/2018	Bank of America Merrill Lynch	195,292	TWD	6,557	USD	6,594	(37)
3/21/2018	Bank of America Merrill Lynch	167,861	TWD	5,631	USD	5,668	(37)
3/21/2018	Bank of America Merrill Lynch	324,062	TWD	10,906	USD	10,942	(36)
3/21/2018	Bank of America Merrill Lynch	587,171	TWD	19,732	USD	19,825	(93)
3/21/2018	Bank of America Merrill Lynch	348,318	TWD	11,701	USD	11,761	(60)
3/21/2018	Bank of America Merrill Lynch	32,784,248	TWD	1,102,974	USD	1,106,935	(3,961)
3/21/2018	Bank of America Merrill Lynch	294,504	TWD	9,933	USD	9,944	(11)
3/21/2018	Bank of America Merrill Lynch	1,898,895	TWD	63,977	USD	64,115	(138)
3/21/2018	Bank of America Merrill Lynch	332,991	TWD	11,226	USD	11,243	(17)
3/21/2018	Bank of America Merrill Lynch	393,045	TWD	13,272	USD	13,271	1
3/21/2018	Bank of America Merrill Lynch	290,861	TWD	9,813	USD	9,821	(8)
3/21/2018	Bank of America Merrill Lynch	329,356	TWD	11,188	USD	11,120	68
3/22/2018	Bank of America Merrill Lynch	31,525,785	JPY	279,394	USD	281,036	(1,642)
3/22/2018	Bank of America Merrill Lynch	5,525,735	JPY	49,000	USD	49,259	(259)
3/22/2018	Bank of America Merrill Lynch	85,818,583	JPY	766,815	USD	765,027	1,788
3/22/2018	Bank of America Merrill Lynch	85,818,583	JPY	766,815	USD	765,027	1,788
3/22/2018	Bank of America Merrill Lynch	85,818,582	JPY	766,815	USD	765,027	1,788
3/22/2018	Bank of America Merrill Lynch	124,419,863	JPY	1,111,013	USD	1,109,137	1,876
3/22/2018	Bank of America Merrill Lynch	1,079,386	ZAR	77,888	USD	86,143	(8,255)
3/22/2018	Bank of America Merrill Lynch	267,419	ZAR	19,297	USD	21,342	(2,045)
							$(2,639,225)
	Net unrealized appreciation on forward foreign currency contracts						$556,091

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2017

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$568,099,026	$28,674,946	$49,798,926
At value	$571,082,643	$28,674,946	$49,926,742
Cash	87,184,867	13,267,491	80,013,974
Foreign cash (Cost: $0, $20,279, $0)	—	20,560	—
Segregated cash at broker	—	9,346,817	—
Receivable for securities sold	188,322	—	7,670
Receivable for Fund shares sold	1,674,121	4,427	122,454
Interest receivable	2,569,736	—	—
Unrealized appreciation on futures contracts	—	2,234,173	2,867,258
Unrealized appreciation on forward foreign currency exchange contracts	—	776,969	3,399,989
Prepaid expenses and other assets	193,096	59,574	115,775
TOTAL ASSETS	662,892,785	54,384,957	136,453,862

LIABILITIES
Due to broker - futures contracts (Cost: $0, $0, $3,464,131)	—	—	4,625,858
Foreign cash due to custodian (Cost: $0, $0, $3,728,944)	—	—	3,754,965
Unrealized depreciation on futures contracts	—	1,476,849	1,934,386
Unrealized depreciation on forward foreign currency exchange contracts	—	191,941	2,843,898
Payable for investments purchased	3,361,819	—	—
Payable for Fund shares repurchased	919,221	24,460	59,234
Investment advisory fees payable	737,572	30,975	180,046
Distribution (12b-1) fees payable	58,253	10,213	22,047
Payable to related parties	32,762	6,101	52,268
Accrued expenses and other liabilities	3,430	49,421	12,940
TOTAL LIABILITIES	5,113,057	1,789,960	13,485,642
NET ASSETS	$657,779,728	$52,594,997	$122,968,220

Composition of Net Assets:
Paid in capital	$651,267,257	$53,412,253	$121,990,657
Accumulated undistributed net investment loss	(298,245)	(2,298,102)	(5,358,690)
Accumulated net realized gain from investments, futures, forward foreign exchange contracts and swaps	3,827,099	91,390	4,723,552
Net unrealized appreciation/(depreciation) of investments, futures, forward foreign exchange contracts, and swaps	2,983,617	1,389,456	1,612,701
NET ASSETS	$657,779,728	$52,594,997	$122,968,220

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2017

	Altegris Futures Evolution	Altegris GSA Trend		Altegris Managed Futures
	Strategy Fund	Strategy Fund		Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$53,563,755	$10		$64,691,769
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,193,496	1		7,610,043
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.31	$9.69	(e)	$8.50
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$10.94	$10.28		$9.02

Class C Shares:
Net Assets	$28,765,694	$—		$10,042,642
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,810,604	—		1,230,630
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$10.23	$—		$8.16

Class I Shares:
Net Assets	$474,718,895	$4,019,277		$47,125,978
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	46,101,266	413,582		5,464,440
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.30	$9.72		$8.62

Class N Shares:
Net Assets	$100,731,384	$48,575,710		$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,771,215	5,011,627		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.31	$9.69		$—

Class O Shares:
Net Assets	$—	$—		$1,107,831
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—		130,316
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—		$8.50

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

(e)	NAV may not recalculate due to rounding.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
December 31, 2017

	Altegris Futures Evolution	Altegris GSA Trend	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$8,078	$—	$179,896
Interest (net of foreign withholding tax of $31,043, $0, and $0, respectively)	8,460,082	126,243	636,709
TOTAL INVESTMENT INCOME	8,468,160	126,243	816,605

EXPENSES
Advisory fees	4,419,057	356,233	1,349,545
Distribution (12b-1) fees:
Class A	68,160	—	86,114
Class C	148,271	—	52,360
Class N	117,633	56,441	—
Class O	—	—	1,590
Administrative services fees	250,380	7,748	76,101
Non 12b-1 shareholder servicing fees	249,296	4,035	41,788
Transfer agent fees	95,851	22,879	25,213
Registration fees	54,808	40,303	31,089
Printing and postage expenses	47,890	8,070	18,148
Custodian fees	78,430	9,684	25,953
Audit fees	66,719	66,199	15,879
Accounting services fees	26,627	9,684	15,206
Compliance officer fees	14,856	8,070	12,887
Legal fees	12,602	18,207	21,173
Insurance expense	8,067	1,614	3,428
Trustees fees and expenses	7,566	6,457	7,566
Other expenses	4,789	4,035	2,269
TOTAL EXPENSES	5,671,002	619,659	1,786,309
Less: Fees waived by the Advisor	(358,023)	(128,458)	(164,817)
NET EXPENSES	5,312,979	491,201	1,621,492

NET INVESTMENT INCOME/(LOSS)	3,155,181	(364,958)	(804,887)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Forward exchange contracts and translations	—	(333,936)	(1,976,726)
Futures contracts	—	2,458,282	6,769,119
Investments	48,675,354	(393)	377,606
Swaps	(5,959,790)	—	—
Broker commissions	—	(48,814)	(514,072)
Net Realized Gain/(Loss)	42,715,564	2,075,139	4,655,927

Net change in unrealized appreciation/(depreciation) on:
Foreign currency translations	—	53,271	8,731
Forward foreign currency exchange contracts	—	937,851	1,474,946
Futures contracts	—	1,640,832	5,236,444
Investments	5,466,464	—	24,003
Swaps	9,129,230	—	—
Net Change in Unrealized Appreciation/(Depreciation)	14,595,694	2,631,954	6,744,124

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	57,311,258	4,707,093	11,400,051

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,466,439	$4,342,135	$10,595,164

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2017	June 30,
	(Unaudited)	2017

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,155,181	$7,869,844
Net realized gain/(loss) on investments and swaps	42,715,564	(26,840,154)
Net change in unrealized appreciation/(depreciation) on investments and swaps	14,595,694	(27,115,347)
Net increase/(decrease) in net assets resulting from operations	60,466,439	(46,085,657)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(296,532)	(5,409,779)
Class C	(67,816)	(2,236,985)
Class I	(519,364)	(27,780,472)
Class N	(2,739,497)	(7,212,110)
Total distributions to shareholders	(3,623,209)	(42,639,346)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,844,149	26,900,367
Class C	2,013,164	10,308,927
Class I	136,753,061	255,064,962
Class N	19,570,233	64,440,137
Net asset value of shares issued in reinvestment of distributions:
Class A	281,014	5,163,647
Class C	65,082	2,140,877
Class I	2,335,480	24,040,584
Class N	397,636	5,071,540
Redemption fee proceeds:
Class A	1,610	1,274
Class C	183	299
Class I	5,514	33,408
Class N	1,730	3,725
Payments for shares redeemed:
Class A	(20,003,857)	(60,856,378)
Class C	(7,350,935)	(9,780,129)
Class I	(83,473,145)	(196,474,989)
Class N	(18,359,789)	(62,581,741)
Net increase from shares of beneficial interest transactions	41,081,130	63,476,510

NET INCREASE/(DECREASE) IN NET ASSETS	97,924,360	(25,248,493)

NET ASSETS
Beginning of Period	559,855,368	585,103,861
End of Period *	$657,779,728	$559,855,368
* Includes accumulated net investment income/(loss) of:	$(298,245)	$169,783

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2017	June 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	888,055	2,677,515
Shares Reinvested	28,915	526,196
Shares Redeemed	(2,063,738)	(6,096,873)
Net decrease in shares of beneficial interest outstanding	(1,146,768)	(2,893,162)

Class C:
Shares Sold	206,667	994,701
Shares Reinvested	6,815	220,519
Shares Redeemed	(763,303)	(993,320)
Net increase/(decrease) in shares of beneficial interest outstanding	(549,821)	221,900

Class I:
Shares Sold	13,975,592	25,304,267
Shares Reinvested	240,019	2,459,433
Shares Redeemed	(8,639,660)	(19,884,279)
Net increase in shares of beneficial interest outstanding	5,575,951	7,879,421

Class N:
Shares Sold	2,014,201	6,403,428
Shares Reinvested	40,889	518,659
Shares Redeemed	(1,896,670)	(6,334,238)
Net increase in shares of beneficial interest outstanding	158,420	587,849

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris GSA Trend Strategy Fund
	For the Six Months Ended	For the Period Ended
	December 31, 2017	June 30,
	(Unaudited)	2017^

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(364,958)	$(208,703)
Net realized gain/(loss) on futures and foreign exchange contracts	2,075,139	(3,714,023)
Net change in unrealized appreciation/(depreciation) on futures and foreign exchange contracts	2,631,954	(1,242,498)
Net decrease in net assets resulting from operations	4,342,135	(5,165,224)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	10
Class I	705,627	14,748,153
Class N	11,465,708	49,583,561
Redemption fee proceeds:
Class I	14	176
Class N	66	39
Payments for shares redeemed:
Class I	(6,400,978)	(4,750,719)
Class N	(6,681,427)	(5,252,144)
Net increase/(decrease) from shares of beneficial interest transactions	(910,990)	54,329,076

NET INCREASE IN NET ASSETS	3,431,145	49,163,852

NET ASSETS
Beginning of Period	49,163,852	—
End of Period *	$52,594,997	$49,163,852
*Includes accumulated net investment loss of:	$(2,298,102)	$(1,933,144)

SHARE ACTIVITY
Class A:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	76,101	1,503,161
Shares Redeemed	(667,755)	(497,925)
Net increase/(decrease) in shares of beneficial interest outstanding	(591,654)	1,005,236

Class N:
Shares Sold	1,235,537	5,059,597
Shares Reinvested	—	—
Shares Redeemed	(725,683)	(557,824)
Net increase in shares of beneficial interest outstanding	509,854	4,501,773

^	Altegris GSA Trend Strategy Fund commenced operations on March 17, 2017.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2017	June 30,
	(Unaudited)	2017

DECREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(804,887)	$(2,740,125)
Net realized gain/(loss) on investments, futures, forward foreign exchange contracts and swaps	4,655,927	(3,409,132)
Net change in unrealized appreciation/(depreciation) on investments, futures, forward foreign exchange contracts and swaps	6,744,124	(14,221,524)
Net increase/(decrease) in net assets resulting from operations	10,595,164	(20,370,781)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(6,828,773)
Class C	—	(1,145,475)
Class I	—	(5,844,672)
Class O	—	(104,482)
Total distributions to shareholders	—	(13,923,402)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,659,899	39,404,740
Class C	864,374	2,932,890
Class I	10,484,840	108,807,638
Class O	689,659	665,734
Net asset value of shares issued in reinvestment of distributions:
Class A	—	2,891,362
Class C	—	950,673
Class I	—	3,631,334
Class O	—	100,077
Redemption fee proceeds:
Class A	7	418
Class C	—	880
Class I	9	1,065
Class O	—	1,123
Payments for shares redeemed:
Class A	(19,782,225)	(57,435,033)
Class C	(2,161,371)	(10,727,294)
Class I	(67,365,790)	(105,740,960)
Class O	(756,625)	(1,112,409)
Net decrease from shares of beneficial interest transactions	(72,367,223)	(15,627,762)

NET DECREASE IN NET ASSETS	(61,772,059)	(49,921,945)

NET ASSETS
Beginning of Period	184,740,279	234,662,224
End of Period *	$122,968,220	$184,740,279
* Includes accumulated net investment loss of:	$(5,358,690)	$(4,553,803)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2017	June 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	685,281	4,502,776
Shares Reinvested	—	341,365
Shares Redeemed	(2,400,630)	(6,592,970)
Net decrease in shares of beneficial interest outstanding	(1,715,349)	(1,748,829)

Class C:
Shares Sold	108,292	343,670
Shares Reinvested	—	115,936
Shares Redeemed	(271,221)	(1,285,145)
Net decrease in shares of beneficial interest outstanding	(162,929)	(825,539)

Class I:
Shares Sold	1,246,874	12,516,497
Shares Reinvested	—	423,232
Shares Redeemed	(7,894,659)	(11,839,394)
Net increase/(decrease) in shares of beneficial interest outstanding	(6,647,785)	1,100,335

Class O:
Shares Sold	83,323	74,305
Shares Reinvested	—	11,815
Shares Redeemed	(90,746)	(126,046)
Net decrease in shares of beneficial interest outstanding	(7,423)	(39,926)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2017		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2017	2016	2015 *		2014	2013

Net asset value, beginning of period	$9.37		$10.84	$10.68	$10.73		$9.25	$9.85

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.04		0.12	0.15	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	0.94		(0.90)	0.82	1.06		1.53	(0.55)
Total from investment operations	0.99		(0.78)	0.97	1.17		1.63	(0.56)

Less distributions from:
Net investment income	(0.05)		(0.69)	(0.81)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.05)		(0.69)	(0.81)	(1.22)		(0.15)	(0.04)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$10.31		$9.37	$10.84	$10.68		$10.73	$9.25

Total return (4)	10.64	% (5)	(7.36)%	9.63%	11.02	% (5)	(17.79)%	(5.68	)% (6)

Net assets, at end of period (000s)	$53,564		$59,411	$100,131	$59,517		$30,795	$73,686

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.06	% (8)	1.99%	1.97%	1.98	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	0.91	% (8)	1.14%	1.36%	1.27	% (8)	1.04%	(0.08)%

Portfolio Turnover Rate	20	% (5)	77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.06	% (8)	1.99%	1.97%	1.98	% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	1.94%	1.94	% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.88	% (8)	1.13%	1.32%	1.26	% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2017		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2017	2016	2015 *		2014	2013

Net asset value, beginning of period	$9.31		$10.78	$10.57	$10.63		$9.18	$9.83

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.01		0.04	0.07	0.04		0.03	(0.08)
Net realized and unrealized gain/(loss) on investments	0.93		(0.88)	0.83	1.07		1.50	(0.55)
Total from investment operations	0.94		(0.84)	0.90	1.11		1.53	(0.63)

Less distributions from:
Net investment income	(0.02)		(0.63)	(0.69)	(1.17)		(0.08)	(0.00	) (3)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.02)		(0.63)	(0.69)	(1.17)		(0.08)	(0.02)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$10.23		$9.31	$10.78	$10.57		$10.63	$9.18

Total return (4)	10.24	% (5)	(8.02)%	8.93%	10.46	% (5)	(16.82)%	(6.42	)% (6)

Net assets, at end of period (000s)	$28,766		$31,270	$33,831	$20,459		$7,274	$6,932

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.81	% (8)	2.74%	2.72%	2.73	% (8)	2.83%	3.20%
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69%	2.69%	2.69	% (8)	2.69%	3.13%
Ratio of net investment income to average net assets (11)	0.16	% (8)	0.40%	0.62%	0.52	% (8)	(0.29)%	(0.83)%

Portfolio Turnover Rate	20	% (5)	77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.81	% (8)	2.74%	2.72%	2.73	% (8)	2.83%	3.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69	% (8)	2.69%	2.69%	2.69	% (8)	2.69%	2.98%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.13	% (8)	0.39%	0.58%	0.52	% (8)	(0.29)%	(0.69)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended		Year Ended
	December 31, 2017		June 30,	June 30,	June 30,		September 30,		September 30,
	(Unaudited)		2017	2016	2015 *		2014		2013

Net asset value, beginning of period	$9.36		$10.82	$10.70	$10.75		$9.27		$9.86

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.06		0.14	0.17	0.13		0.13		0.02
Net realized and unrealized gain/(loss) on investments	0.95		(0.88)	0.83	1.06		1.53		(0.55)
Total from investment operations	1.01		(0.74)	1.00	1.19		1.66		(0.53)

Less distributions from:
Net investment income	(0.07)		(0.72)	(0.88)	(1.24)		(0.18)		(0.04)
Net realized gains	—		—	—	—		—		(0.02)
Total distributions	(0.07)		(0.72)	(0.88)	(1.24)		(0.18)		(0.06)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00		0.00

Net asset value, end of period	$10.30		$9.36	$10.82	$10.70		$10.75		$9.27

Total return (4)	10.78	% (5)	(7.05)%	9.94%	11.20	% (5)	(18.07	)% (6)	(5.44	)% (6)

Net assets, at end of period (000s)	$474,719		$379,132	$353,331	$344,564		$201,388		$162,008

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.81	% (8)	1.74%	1.72%	1.74	% (8)	1.83%		2.20%
Ratio of net expenses to average net assets (10)	1.69	% (8)	1.69%	1.69%	1.69	% (8)	1.69%		2.13%
Ratio of net investment income to average net assets (11)	1.18	% (8)	1.41%	1.57%	1.51	% (8)	1.29%		(0.17)%

Portfolio Turnover Rate	20	% (5)	77%	59%	68	% (5)	97%		82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.81	% (8)	1.74%	1.72%	1.74	% (8)	1.83%	2.04%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69	% (8)	1.69%	1.69%	1.69	% (8)	1.69%	1.98%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.15	% (8)	1.40%	1.53%	1.50	% (8)	1.29%	0.31%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N (1)
	Six Months Ended		Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31, 2017		June 30,	June 30,	June 30,		September 30,	September 30,
	(Unaudited)		2017	2016	2015 *		2014	2013

Net asset value, beginning of period	$9.37		$10.84	$10.67	$10.72		$9.25	$9.84

Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.05		0.12	0.14	0.11		0.10	(0.01)
Net realized and unrealized gain/(loss) on investments	0.94		(0.90)	0.83	1.06		1.52	(0.54)
Total from investment operations	0.99		(0.78)	0.97	1.17		1.62	(0.55)

Less distributions from:
Net investment income	(0.05)		(0.69)	(0.80)	(1.22)		(0.15)	(0.02)
Net realized gains	—		—	—	—		—	(0.02)
Total distributions	(0.05)		(0.69)	(0.80)	(1.22)		(0.15)	(0.04)

Redemption fees collected (3)	0.00		0.00	0.00	0.00		0.00	0.00

Net asset value, end of period	$10.31		$9.37	$10.84	$10.67		$10.72	$9.25

Total return (4)	10.64	% (5)	(7.35)%	9.71%	11.04	% (5)	(17.69)%	(5.58	)% (6)

Net assets, at end of period (000s)	$100,731		$90,042	$97,811	$67,179		$43,434	$56,717

Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.06	% (8)	1.99%	1.97%	1.99	% (8)	2.08%	2.45%
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	1.94%	1.94	% (8)	1.94%	2.38%
Ratio of net investment income to average net assets (11)	0.92	% (8)	1.15%	1.33%	1.27	% (8)	(1.04)%	(0.08)%

Portfolio Turnover Rate	20	% (5)	77%	59%	68	% (5)	97%	82%

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.06	% (8)	1.99%	1.97%	1.99	% (8)	2.08%	2.29%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	1.94%	1.94	% (8)	1.94%	2.23%

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.89	% (8)	1.13%	1.29%	1.26	% (8)	1.04%	0.06%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris GSA Trend Strategy Fund Class A
	Six Months Ended	Period Ended
	December 31, 2017	June 30,
	(Unaudited)	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.06)	(0.11)
Net realized and unrealized loss on investments	0.82	(0.96)
Total from investment operations	0.76	(1.07)

Net asset value, end of period	$9.69	$8.93

Total return (3,4)	8.51%	(10.70)%

Net assets, at end of period	$10	$9

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (5,6,7)	3.43%	1.85%
Ratio of net expenses to average net assets (6,8)	3.43%	1.85%
Ratio of net investment loss to average net assets (6,9)	(3.22)%	(1.85)%

Portfolio Turnover Rate (4)	0%	0%

(1)	Class A commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

(7)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (5,6)	3.43%	1.85%

(8)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	3.43%	1.85%

(9)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited (6)	(3.22)%	(1.85)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class I
	Six Months Ended	Period Ended
	December 31, 2017	June 30,
	(Unaudited)	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.05)	(0.03)
Net realized and unrealized loss on investments	0.84	(1.04)
Total from investment operations	0.79	(1.07)

Net asset value, end of period	$9.72	$8.93

Total return (4,5)	8.85%	(10.70)%

Net assets, at end of period (000s)	$4,019	$8,981

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,7,8)	2.08%	2.34%
Ratio of net expenses to average net assets (7,9)	1.60%	1.60%
Ratio of net investment loss to average net assets (7,10)	(1.15)%	(1.23)

Portfolio Turnover Rate (5)	0%	0%

(1)	Class I shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6,7)	2.08%	2.34%

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	1.60%	1.60%

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	(1.15)%	(1.27)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris GSA Trend Strategy Fund Class N
	Six Months Ended	Period Ended
	December 31, 2017	June 30,
	(Unaudited)	2017 (1)

Net asset value, beginning of period	$8.93	$10.00

Income/(loss) from investment operations:
Net investment loss (2)	(0.06)	(0.04)
Net realized and unrealized loss on investments	0.82	(1.03)
Total from investment operations	0.76	(1.07)

Net asset value, end of period	$9.69	$8.93

Total return (4,5)	8.51%	(10.70)%

Net assets, at end of period (000s)	$48,576	$40,183

Ratios including the expenses and income of AGSAT Fund Limited:
Ratio of gross expenses to average net assets (6,7,8)	2.32%	2.38%
Ratio of net expenses to average net assets (7,9)	1.85%	1.85%
Ratio of net investment loss to average net assets (7,10)	(1.38)%	(1.49)%

Portfolio Turnover Rate (5)	0%	0%

(1)	Class N shares commenced operations on March 17, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (6,7)	2.32%	2.38%

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	1.85%	1.85%

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AGSAT Fund Limited: (7)	(1.38)%	(1.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class A
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2017	2016	2015	2014	2013

Net asset value, beginning of period	$7.99	$9.56	$9.51	$8.91	$8.98	$9.63

Income/(loss) from investment operations:
Net investment loss (1)	(0.04)	(0.12)	(0.16)	(0.17)	(0.16)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.55	(0.80)	1.05	0.77	0.09	(0.43)
Total from investment operations	0.51	(0.92)	0.89	0.60	(0.07)	(0.65)

Less distributions from:
Net investment income	—	(0.65)	(0.84)	—	—	—
Total distributions	—	(0.65)	(0.84)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.50	$7.99	$9.56	$9.51	$8.91	$8.98

Total return (3)	5.20%	8.96%	(9.91)%	(6.73)%	0.78%	6.75%

Net assets, at end of period (000s)	$64,692	$74,542	$105,874	$88,326	$116,598	$275,579

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.08%	2.04%	1.98%	1.99%	2.01%	2.48%
Ratio of net expenses to average net assets (5,7)	1.90%	1.90%	1.90%	1.90%	1.90%	2.42%
Ratio of net investment loss to average net assets (5,8)	(0.99)%	(1.41)%	(1.68)%	-(1.79)%	(1.79)%	(2.30)%

Portfolio Turnover Rate	472%	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.08%	2.04%	1.98%	1.99%	2.01%	1.96%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.90%	1.90%	1.90%	(1.90)%	1.90%	1.90%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.99)%	(1.46)%	(1.71)%	(1.79)%	(1.80)%	(1.79)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class C
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2017	2016	2015	2014	2013

Net asset value, beginning of period	$7.69	$9.23	$9.21	$8.70	$8.83	$9.54

Income/(loss) from investment operations:
Net investment loss (1)	(0.07)	(0.19)	(0.22)	(0.23)	(0.22)	(0.29)
Net realized and unrealized gain/(loss) on investments	0.54	(0.77)	1.10	0.74	0.09	(0.42)
Total from investment operations	0.47	(0.96)	0.88	0.51	(0.13)	(0.71)

Less distributions from:
Net investment income	—	(0.58)	(0.86)	—	—	—
Total distributions	—	(0.58)	(0.86)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.16	$7.69	$9.23	$9.21	$8.70	$8.83

Total return (3)	4.75%	(9.63)%	9.08%	5.86%	(1.47)%	(7.44)%

Net assets, at end of period (000s)	$10,043	$10,713	$20,483	$18,268	$18,457	$24,838

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	2.84%	2.79%	2.73%	2.74%	2.76%	3.23%
Ratio of net expenses to average net assets (5,7)	2.65%	2.65%	2.65%	2.65%	2.65%	3.17%
Ratio of net investment loss to average net assets (5,8)	(1.74)%	(2.17)%	(2.43)%	(2.54)%	(2.54)%	(3.05)%

Portfolio Turnover Rate	472%	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	2.84%	2.79%	2.73%	2.74%	2.76%	2.71%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.74%	(2.23)%	(2.47)%	(2.54)%	(2.55)%	(2.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class I
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2017	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2017	2016	2015	2014	2013

Net asset value, beginning of period	$8.12	$9.68	$9.62	$8.99	$9.04	$9.67

Income (loss) from investment operations:
Net investment loss (1)	(0.03)	(0.10)	(0.14)	(0.15)	(0.14)	(0.20)
Net realized and unrealized gain/(loss) on investments	0.53	(0.78)	0.97	0.78	0.09	(0.43)
Total from investment operations	0.50	(0.88)	0.83	0.63	(0.05)	(0.63)

Less distributions from:
Net investment income	—	(0.68)	(0.77)	—	—	—
Total distributions	—	(0.68)	(0.77)	—	—	—

Redemption fees collected (2)	0.00	0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$8.62	$8.12	$9.68	$9.62	$8.99	$9.04

Total return (3)	5.37%	(8.72)%	10.19%	(7.01)%	0.55%	6.51%

Net assets, at end of period (000s)	$47,126	$98,384	$106,609	$110,681	$149,407	$530,964

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,5,6)	1.83%	1.79%	1.73%	1.74%	1.76%	2.23%
Ratio of net expenses to average net assets (5,7)	1.64%	1.65%	1.65%	1.65%	1.65%	2.17%
Ratio of net investment loss to average net assets (5,8)	(0.73)%	(1.15)%	(1.43)%	(1.54)%	(1.54)%	(2.05)%

Portfolio Turnover Rate	472%	472%	231%	179%	346%	277%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4,5)	1.83%	1.79%	1.73%	1.74%	1.76%	1.71%

(7)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	1.64%	1.65%	1.65%	1.65%	1.65%	1.65%

(8)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	(0.73)%	(1.21)%	(1.46)%	(1.54)%	(1.55)%	(1.54)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund Class O
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2017	June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)	2017	2016	2015	2014	2013 (1)

Net asset value, beginning of period	$7.99	$9.55	$9.51	$8.91	$8.98	$9.52

Income/(loss) from investment operations:
Net investment loss (2)	(0.04)	(0.13)	(0.16)	(0.17)	(0.16)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.55	(0.79)	1.05	0.77	0.09	(0.47)
Total from investment operations	0.51	(0.92)	0.89	0.60	(0.07)	(0.54)

Less distributions from:
Net investment income	—	(0.65)	(0.85)	—	—	—
Total distributions	—	(0.65)	(0.85)	—	—	—

Redemption fees collected	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	—

Net asset value, end of period	$8.50	$7.99	$9.55	$9.51	$8.91	$8.98

Total return (4)	5.20%	(8.95)%	9.91%	(6.73)%	(0.78)%	(5.67	)% (5)

Net assets, at end of period (000s)	$1,108	$1,100	$1,696	$2,009	$893	$349

Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,7,9)	2.09%	2.04%	1.97%	1.97%	2.01%	2.48	% (8)
Ratio of net expenses to average net assets (7,10)	1.90%	1.90%	1.90%	1.90%	1.90%	2.42	% (8)
Ratio of net investment loss to average net assets (7,11)	(0.99)%	(1.41)%	(1.68)%	(1.80)%	(1.79)%	(2.30	)% (8)

Portfolio Turnover Rate	472%	472%	231%	179%	346%	277	% (5)

(1)	Class O shares commenced operations on March 13, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6,7)	2.09%	2.04%	1.97%	1.97%	2.01%	1.95	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.90%	1.90%	1.90%	1.90%	1.90%	1.90	% (8)

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	(0.99)%	(1.47)%	(1.72)%	(1.80)%	(1.80)%	(1.79	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2017

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris GSA Trend Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement	Diversification	Investment Objective
	Date	Status
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris GSA Trend Strategy Fund	March 17, 2017	Diversified	Long term capital appreciation through utilization of an absolute return strategy
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Achieve positive absolute returns in rising and falling equity markets and do so with less volatility than major equity market indices

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) offers Class A, Class C, Class I, and Class N shares. The Altegris GSA Trend Strategy Fund (the “GSA Trend Strategy Fund”) offers Class A, Class I, and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-8. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for each Fund’s assets and liabilities measured at fair value:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$369,215	$—	$—	$369,215
Warrant	5	—	—	5
Bonds and Notes	—	406,998,422	—	406,998,422
Short-Term Investments	—	7,207,309	—	7,207,309
Purchased Options	156,507,692	—	—	156,507,692
Total	$156,876,912	$414,205,731	$—	$571,082,643

ALTEGRIS GSA TREND STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
U.S. Treasury Bills	$—	$28,674,946	$—	28,674,946
Derivatives
Futures Contracts	2,234,173	—	—	2,234,173
Currency Contracts	—	776,969	—	776,969
Total:	$2,234,173	$29,451,915	$—	$31,686,088

Liabilities
Derivatives
Futures Contracts	$1,476,849	$—	$—	$1,476,849
Currency Contracts	—	191,941	—	191,941
Derivative Total	$1,476,849	$191,941	$—	$1,668,790

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

ALTEGRIS MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$9,334,831	$—	$—	$9,334,831
Exchange Traded Notes	73,872	—	—	73,872
Certificates of Deposit	—	6,070,000	—	6,070,000
Commercial Paper	—	12,450,411	—	12,450,411
Discount Agency Notes	—	21,997,628	—	21,997,628
Derivatives
Futures Contracts	2,867,258	—	—	2,867,258
Currency Contracts	—	3,399,989	—	3,399,989
Total:	$12,275,961	$43,918,028	$—	$56,193,989
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Futures	$1,934,386	$—	$—	$1,934,386
Currency Contracts	—	2,843,898	—	2,843,898
Total:	$1,934,386	$2,843,898	$—	$4,778,284

*	Refer to the Consolidated Portfolios of Investments for security classification.

There were no transfers between levels during the current period presented. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold any Level 3 securities as of December 31, 2017.

Consolidation of Subsidiaries – The consolidated financial statements of Altegris Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Altegris GSA Trend Strategy Fund with AGSAT Fund Limited (“AGSAT”) and Altegris Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGSAT, AMFS, and AFES (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

AFES invests in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisor’s fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at December 31, 2017, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AFES Net Assets at	% of Fund Net Assets at
	AFES	December 31, 2017	December 31, 2017
AFES	10/31/2011	$ 0	0%

	Inception Date of	AGSAT Net Assets at	% of Fund Net Assets at
	AGSAT	December 31, 2017	December 31, 2017
AGSAT	3/17/2017	$ 5,377,343	10.2%

	Inception Date of	AMFS Net Assets at	% of Fund Net Assets at
	AMFS	December 31, 2017	December 31, 2017
AMFS	09/11/10	$ 6,866,732	5.6%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Altegris Futures Evolution Strategy Fund, and annually for the Altegris GSA Trend Strategy Fund and the Altegris Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2014-2016) or expected to be taken in each Fund’s 2017 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES, AGSAT, and AMFS are exempted Cayman investment companies. AFES, AGSAT, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES, AGSAT, and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Funds to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a fund’s volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Foreign Currency Contracts – A Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Funds’ valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Altegris Futures Evolution Strategy Fund	$155,362,664	$98,116,735
Altegris GSA Trend Strategy Fund	—	—
Altegris Managed Futures Strategy Fund	40,228,068	43,177,907

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Altegris Futures Evolution Strategy Fund invests in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays product or other counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2017:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts
Derivative Investment Type	Liability Derivatives
Total Return Swaps	Unrealized appreciation/(depreciation) on swap contracts

Futures Contracts	Unrealized appreciation/(depreciation) on futures contracts

Forward Foreign Currency Exchange Contracts	Unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2017:

Altegris GSA Trend Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Forward Foreign
Exchange Contracts	$—	$—	$585,028	$—	$585,028
Futures Contracts	184,553	(372,506)	105,633	839,644	757,324
	$184,553	$(372,506)	$690,661	$839,644	$1,342,352

	Altegris Managed Futures Strategy Fund

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Futures Contracts	$333,437	$(542,904)	$76,441	$1,065,898	$932,872
Forward Foreign
Exchange Contracts	—	—	556,091	—	556,091
	$333,437	$(542,904)	$632,532	$1,065,898	$1,488,963

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the six months ended December 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain/(loss) on swaps
Net change unrealized appreciation/(depreciation) on swaps
Futures Contracts	Net realized gain/(loss) from future contracts
Net change unrealized appreciation/(depreciation) on future contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the periods ended December 31, 2017:

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

			Change in
			Unrealized
Contract Type/	Location of Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(5,959,790)
Equity Risk	Net change in unrealized depreciation on swap contract		$9,129,230
Total		$(5,959,790)	$9,129,230

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

ALTEGRIS GSA TREND STRATEGY FUND

			Change in
		Realized	Unrealized
Contract Type/	Location of Gain/(Loss) On	Gain/(Loss)	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Risk	Net realized loss on future contract	$(407,265)
Currency Risk	Net realized loss on future contract	$(177,423)
	Net realized loss on foreign currency	$(333,936)
Equity Risk	Net realized gain on future contract	$3,487,811
Interest Rate Risk	Net realized loss on future contract	$(444,841)
Commodity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$1,171,326
Currency Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$170,267
	Net change in unrealized appreciation/(depreciation) on forward foreign exchange contracts		$937,851
Equity Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$205,662
Interest Rate Risk	Net change in unrealized appreciation/(depreciation) on future contracts		$93,577
Total		$2,124,346	$2,578,683

	ALTEGRIS MANAGED FUTURES STRATEGY FUND

			Change in
			Unrealized
			Appreciation/
Contract Type/	Location of Gain/Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Currency Risk	Net realized loss on foreign currency	$(1,976,726)
Commodity Risk	Net realized loss on futures contracts	$(1,283,071)
Currency Risk	Net realized loss on futures contracts	$(25,902)
Equity Risk	Net realized gain on futures contracts	$9,483,757
Interest Risk	Net realized loss on futures contracts	$(1,405,665)
Commodity Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$1,717,437
Currency Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$327,551
	Net change in unrealized appreciation/(depreciation) on futures contracts		$1,474,946
Equity Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$568,934
Interest Risk	Net change in unrealized appreciation/(depreciation) on futures contracts		$2,622,522
Total		$4,792,393	$6,711,390

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Offsetting of Financial Assets and Derivative Assets

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds have the right to set off the amounts owed with the amounts owed by the other party, the Funds intend to set off, and the Funds’ right of setoff is enforceable by law.

As of December 31, 2017, the Funds hold financial instruments and derivative instruments that are eligible for offset in the statement of assets and liabilities and are subject to a master netting arrangement. The master netting arrangement allows the counterparty or the Funds to net any collateral held on behalf of the Funds or the counterparty or liabilities or payment obligations of the counterparty or the Funds against any liabilities or payment obligations of the Funds or the counterparty to each other.

The Funds have not elected to offset assets and liabilities in the statement of assets and liabilities.

The following tables provide disclosure regarding the potential effect of offsetting of recognized assets and liabilities presented in the statements of assets and liabilities had the Funds elected to offset:

Altegris GSA Trend Strategy Fund

Assets

				Gross Amounts Not
				Offset in the
				Consolidated
				Statement of Assets
				& Liabilities
		Gross Amounts
		Offset in the	Net Amounts of Assets
	Gross Amounts	Consolidated	Presented in the
	of Recognized	Statement of Assets	Consolidated Statement	Financial
Description	Assets	& Liabilities	of Assets & Liabilities	Instruments	Net Amount
Forward Contracts	$776,969		$776,969	$(191,941)	$585,028
Futures Contracts	2,234,173		2,234,173	(1,476,849)	$757,324
Total	$3,011,142	$—	$3,011,142	$(1,668,790)	$1,342,352

Liabilities
				Gross Amounts Not
				Offset in the
				Consolidated
				Statement of Assets
				& Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &	Financial
Description	Liabilities	& Liabilities	Liabilities	Instruments	Net Amount
Forward Contracts	$191,941		$191,941	$(191,941)	$—
Futures Contracts	1,476,849		1,476,849	(1,476,849)	$—
Total	$1,668,790	$—	$1,668,790	$(1,668,790)	$—

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Altegris Managed Futures Strategy Fund

Assets
				Gross Amounts Not Offset
				in the Consolidated
				Statement of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$3,399,989		$3,399,989	$(2,843,898)	$556,091
Futures Contracts	2,867,258		2,867,258	(1,934,386)	$932,872
Total	$6,267,247	$—	$6,267,247	$(4,778,284)	$1,488,963

Liabilities
				Gross Amounts Not Offset
				in the Consolidated
				Statement of Assets &
				Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts	Consolidated	the Consolidated
	of Recognized	Statement of Assets	Statement of Assets &
Description	Liabilities	& Liabilities	Liabilities	Financial Instruments	Net Amount
Forward Contracts	$2,843,898		$2,843,898	$(2,843,898)	$—
Futures Contracts	1,934,386		1,934,386	(1,934,386)	$—
Total	$4,778,284	$—	$4,778,284	$(4,778,284)	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Altegris Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor. The Advisor delegates managements of the Altegris GSA Trend Strategy Fund’s portfolio to GSA Capital Partners LLP who serves as the Fund’s sub-advisor. The Advisor delegates management of the Altegris Managed Futures Strategy Fund to Crabel Capital Management, LLC, Centurion Investment Management, LLC, GSA Capital Partners LLP, J.P. Morgan Investment Management, Inc., Millburn Ridgefield Corporation, Phase Capital LP, QMS Capital Management LP and Three Rock Capital Management Limited who serve as the sub-advisors.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Altegris Futures Evolution Strategy Fund and the Altegris Managed Futures Strategy Fund pay the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. The Altegris GSA Trend Strategy Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net asset at an annual rate of 1.35%. Pursuant to a sub-advisory agreement between the Advisor and each Sub-Advisor, the Sub-Advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The Sub-Advisors are paid by the Advisor not by the Funds. During the six months ended December 31, 2017, the Advisor earned the following in advisory fees:

ADVISORY FEES
Altegris Futures Evolution Strategy Fund	$4,419,057
Altegris GSA Trend Strategy Fund	356,233
Altegris Managed Futures Strategy Fund	1,349,545

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2018, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N
Altegris Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%
Altegris GSA Trend Strategy Fund	1.85%	N/A	1.60%	1.85%
Altegris Managed Futures Strategy Fund	1.90%	2.65%	1.65%	1.90%

During the six months ended December 31, 2017, the Advisor waived the following amounts:

WAIVED FEES
Altegris Futures Evolution Strategy Fund	$358,023
Altegris GSA Trend Strategy Fund	128,458
Altegris Managed Futures Strategy Fund	164,817

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Funds’ operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

ALTEGRIS FUTURES		ALTEGRIS GSA TREND		ALTEGRIS MANAGED
EVOLUTION STRATEGY FUND		STRATEGY FUND		FUTURES STRATEGY FUND
Sep-17	$386,313	Jun-20	81,339	Jun-17	$571,492
Jun-18	158,179		$81,339	Jun-18	230,827
Jun-19	143,860			Jun-19	174,316
Jun-20	305,925			Jun-20	287,366
	$994,277				$1,264,001

On September 30, 2017, $386,313 of previously waived fees expired without recoupment by the Advisor for the Altegris Futures Evolution Strategy Fund.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2017, pursuant to the Plans, the Funds incurred the following:

	12b-1 Fees
	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$68,160	$—	$86,114
Class C	148,271	N/A	52,360
Class N	117,633	56,441	N/A
Class O	N/A	N/A	1,590

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, and Class C shares. During the period ended December 31, 2017, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Altegris Futures Evolution Strategy Fund	$30,584	$19,585	$4,210	$95
Altegris GSA Trend Strategy Fund	—	N/A	—	N/A
Altegris Managed Futures Strategy Fund	147	7,422	20	150

The administration of FEL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, Altegris Multi-Strategy Alternative Fund and Altegris AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2017, redemption fees for the Funds were as follows:

	Altegris Futures	Altegris GSA	Altegris Managed
	Evolution Strategy	Trend Strategy	Futures Strategy
	Fund	Fund	Fund
Class A	$1,610	$—	$7
Class C	183	N/A	—
Class I	5,514	14	9
Class N	1,730	66	N/A
Class O	N/A	N/A	—

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

For the period ended June 30, 2017
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Altegris Futures Evolution Strategy Fund	$42,547,503	$—	$91,843	$42,639,346
Altegris GSA Trend Strategy Fund	—	—	—	—
Altegris Managed Futures Strategy Fund	13,922,986	—	416	13,923,402

For the period ended June 30, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Altegris Futures Evolution Strategy Fund	$36,967,399	$—	$—	$36,967,399
Altegris GSA Trend Strategy Fund	—	—	—	—
Altegris Managed Futures Strategy Fund	—	—	—	—

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$—	$—	$(9,385,377)	$(35,713,766)	$(2,487,884)	$(2,743,732)	$(50,330,759)
GSA Trend Strategy Fund	—	—	—	(1,538,644)	(3,072,124)	(548,623)	(5,159,391)
Managed Futures Strategy Fund	—	—	—	(538,014)	(5,667,617)	(3,411,970)	(9,617,601)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark to market treatment of open futures contracts, and tax adjustments for bonds and the Funds’ wholly owned subsidiary.

Altegris Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Fund	$2,487,884
GSA Trend Strategy Fund	751,517
Managed Futures Strategy Fund	98,379

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Altegris Futures Evolution Strategy Fund	$6,282,867	$3,102,510	$9,385,377	Non-expiring
Altegris GSA Trend Strategy Fund	—	—	—
Altegris Managed Futures Strategy Fund	—	—	—

Permanent book and tax differences, primarily attributable to adjustments related to the reclassification of Fund distributions, the Funds’ holdings in controlled foreign corporations (CFCs) and the book/tax basis treatment of foreign currency gains/(losses), paydowns, and defaulted bonds, resulted in reclassification for the year ended June 30, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Altegris Futures Evolution Strategy Fund	$(91,843)	$3,093,578	$(3,001,735)
Altegris GSA Trend Strategy Fund	(5,833)	(1,724,441)	1,730,274
Altegris Managed Futures Strategy Fund	(1,663,495)	(1,813,043)	3,476,538

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2017

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2017 and ending December 31, 2017.

Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.94%	$1,000.00	$1,106.40	$10.30
Class C	2.69%	$1,000.00	$1,102.40	$14.25
Class I	1.69%	$1,000.00	$1,107.80	$8.98
Class N	1.94%	$1,000.00	$1,106.40	$10.30

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.94%	$1,000.00	$1,015.43	$9.86
Class C	2.69%	$1,000.00	$1,011.64	$13.64
Class I	1.69%	$1,000.00	$1,016.69	$8.59
Class N	1.94%	$1,000.00	$1,015.43	$9.86

Altegris Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2017

Altegris GSA Trend Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.85%	$1,000.00	$1,085.10	$9.72
Class I	1.60%	$1,000.00	$1,088.50	$8.42
Class N	1.85%	$1,000.00	$1,085.10	$9.72

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.85%	$1,000.00	$1,015.88	$9.40
Class I	1.60%	$1,000.00	$1,017.14	$8.13
Class N	1.85%	$1,000.00	$1,015.88	$9.40

Altegris Managed Futures Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.90%	$1,000.00	$1,052.00	$9.83
Class C	2.65%	$1,000.00	$1,047.50	$13.68
Class I	1.65%	$1,000.00	$1,053.70	$8.54
Class O	1.90%	$1,000.00	$1,052.00	$9.83

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2017	12/31/2017	7/1/17 – 12/31/17
Class A	1.90%	$1,000.00	$1,015.63	$9.65
Class C	2.65%	$1,000.00	$1,011.85	$13.44
Class I	1.65%	$1,000.00	$1,016.89	$8.39
Class O	1.90%	$1,000.00	$1,015.63	$9.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

INVESTMENT SUB-ADVISORS

Doubleline Capital LP	Crabel Capital Management, LLC
333 South Grand Ave. Suite 1800	200 Pequot Ave
Los Angeles, CA 90071	Southport, CT 06890

PhaseCapital LP	Centurion Investment Management, LLC
200 Clarendon Street, 25th Floor	610 W Germantown Pike
Boston, MA 02116	Plymouth Meeting, PA 19462

J.P. Morgan Investment Management, Inc.	Millburn Ridgefield Corporation
270 Park Avenue	411 West Putnam Avenue #305
New York, NY 10017	Greenwich, CT 06830

GSA Capital Partners, LLP	QMS Capital Management LP
Stratton House 5 Stratton Street	240 Leigh Farm Rd #450
London W1J 8LA United Kingdom	Durham, NC 27707

Three Rock Capital Management Limited
149 Francis St, Merchants Quay
Dublin 8, D08 K030, Ireland

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 3/9/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 3/9/2018

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 3/9/2018